UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended December 31, 2023. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the year before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies and small-capitalization U.S. stocks also advanced. Meanwhile, international developed market equities and emerging market stocks posted solid gains.
The 10-year U.S. Treasury yield ended 2023 where it began despite an eventful year that saw significant moves in bond markets. Overall, U.S. Treasuries gained as investors began to anticipate looser financial conditions.
The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
We believe developed market equities have priced in an optimistic scenario for rate cuts, which we view as premature, so we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an
AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S.
mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.04% 26.29%
U.S. small cap equities
(Russell 2000
®
Index)
8.18 16.93
International equities (MSCI
Europe, Australasia, Far
East Index)
5.88 18.24
Emerging market equities
(MSCI Emerging Markets
Index)
4.71 9.83
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.70 5.02
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.11 2.83
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.37 5.53
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
3.63 6.40
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.65 13.44
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Investment Objective
BlackRock Advantage Large Cap Core Portfolio’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
Sentiment- and macro-related measures were the largest detractors during the reporting period. Positioning in the healthcare sector hurt performance in the second quarter of 2023 by incorrectly assessing merger and acquisition activity and drug trial outcomes. Text-based measures that gather sentiment from conference calls struggled in life sciences and pharmaceutical companies. Additionally, trend measures that gauge sentiment from mobile app usage detracted in industrials. Measures capturing bond market sentiment and evaluating default expectations also detracted by unsuccessfully positioning the portfolio for volatility in the fixed-income markets.
Macro-related insights also detracted, as they struggled to capture evolving market dynamics. An insight capturing investor interest at the industry level led to an unsuccessful overweight in consumer discretionary stocks.
Although the Fund underperformed, certain stock selection measures provided ballast. Fundamental valuation measures benefited from an uptrend in interest rates that broadly rewarded value styles. Insights looking at company sales, cash flows, and external financing levels also worked well throughout the period. Insights favoring companies that invest in research and development drove successful positioning in communication services companies, contributing to performance.
Macro-related insights also contributed positively by correctly positioning the portfolio to capitalize on changing market themes. In particular, text-based measures driving top-
down industry positioning from news stories, as well as an insight identifying companies likely to benefit from the emerging artificial intelligence (“AI”) theme, helped results.
These measures drove a successful overweight to information technology stocks that benefitted from the AI-led market rally.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights. The
Fund built upon its alternative data capabilities with enhanced data sets to capture informed investor positioning and identify emerging trends. Further, the Fund expanded its employee-related measures by adding an insight that identifies organizations at risk for emerging labor disputes. During the banking crisis in March 2023, the Fund added a new bank quality insight to identify firms with less exposure to uninsured deposits and commercial real estate. The Fund developed a signal to identify firms exposed to the
AI ecosystem, and it added a new version of the broker sentiment signal to capture sentiment by using a large language model. The Fund developed new insights related to company managements that evaluate language complexity and potential misdirection used by management in company calls, as well as looking at the turnover and overall instability of executive teams.
Describe portfolio positioning at period end.
The Fund maintained a largely sector-neutral positioning. It had slight overweights in the consumer discretionary and healthcare sectors and small underweights in financials and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Advantage Large Cap Core Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large
Cap Core Portfolio.”
(b)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000
®
Index represents approximately 93% of the U.S. market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Advantage Large Cap Core Portfolio ........................................................ 25.41% 14.85% 11.28%
Russell 1000
®
Index .......................................................................... 26.53 15.52 11.80
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core Portfolio.”

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,084.60 $ 2.63 $ 1,000.00 $ 1,022.68 $ 2.55 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 28.4%
Health Care ..................................... 13.3
Financials ....................................... 12.4
Consumer Discretionary ............................. 11.8
Communication Services ............................. 9.2
Industrials ....................................... 8.5
Consumer Staples ................................. 5.8
Energy ......................................... 3.1
Real Estate ...................................... 2.6
Utilities ......................................... 2.0
Materials ....................................... 1.9
Short-Term Securities ............................... 2.6
Liabilities in Excess of Other Assets ..................... (1.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2023

Fund Summary
BlackRock Capital Appreciation Portfolio
Investment Objective
BlackRock Capital Appreciation Portfolio’s (the “Fund”) investment objective is to seek long term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Growth Index and the broad-market S&P 500® Index. The
following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
The largest contributors to the Fund’s relative performance over the period included security selection in the information technology (“IT”) sector along with positioning in consumer staples and industrials. In IT, an overweight position in Nvidia Corporation in the semiconductors & semiconductor equipment industry proved beneficial. In consumer staples a lack of exposure to the beverages sub-sector was additive. Lastly, in industrials, an overweight to the aerospace and defense industry contributed to performance, most notably holdings of TransDigm Group, Inc.
The largest detractors from relative performance included stock selection in the communication services sector along with positioning in the financials sector and the textiles, apparel and luxury goods sub-sector within consumer discretionary. In communication services, security selection in interactive media & services, specifically an underweight position in Meta Platforms, Inc., detracted from relative performance. In the financials sector an overweight position in Visa, Inc. detracted from relative performance. Lastly, an overweight position in Nike, Inc. within textiles, apparel & luxury goods weighed on relative performance.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to IT, particularly within the semiconductors and semiconductor equipment industry.
Exposure to communication services increased as well. Conversely, the Fund's exposure to the healthcare sector decreased the most, due to a reduced allocation to the life sciences tools and services industry. Exposure to the consumer discretionary sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions relative to the benchmark in the financials sector, followed by healthcare and information technology. The Fund’s largest underweight position was in consumer staples, followed by consumer discretionary and communication services.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term.
(b)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Capital Appreciation Portfolio ............................................................. 49.60% 16.07% 12.96%
S&P 500
®
Index ............................................................................. 26.29 15.69 12.03
Russell 1000
®
Growth Index .................................................................... 42.68 19.50 14.86
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Capital Appreciation Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,116.90 $ 2.72 $ 1,000.00 $ 1,022.63 $ 2.60 0.51%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 45.4%
Health Care ..................................... 13.9
Consumer Discretionary ............................. 13.4
Financials ....................................... 11.4
Communication Services ............................. 9.2
Industrials ....................................... 4.2
Materials ....................................... 1.1
Energy ......................................... 0.8
Real Estate ...................................... 0.6
Short-Term Securities ............................... 6.5
Liabilities in Excess of Other Assets ..................... (6.5)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Global Allocation Portfolio
Investment Objective
BlackRock Global Allocation Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex
U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”),
as well as the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the
Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (including referenced allocation percentages) is based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds and may vary relative to the market value.
What factors influenced performance?
Within equities, security selection within information technology, industrials, consumer discretionary, communication services and materials weighed on relative performance, as did tactical short positioning within U.S. index futures implemented to help manage the overall beta (market sensitivity) of the portfolio. An overweight to the energy sector also detracted. Within fixed income, exposure to agency mortgage-backed securities negatively impacted performance. Exposure to gold-related securities and exposure to cash and cash equivalents detracted as well.
The largest contributor to performance was the Fund’s management of duration (and corresponding interest rate sensitivity) via tactical positioning along the U.S. yield curve and exposure to short-term European interest rates. Credit exposure, most notably an allocation to high yield corporate bonds, was additive as well. Within equities, security selection within healthcare positively impacted performance, although this contribution was partially offset by an overweight to the sector. Underweight allocations to the consumer staples and real estate sectors also contributed to performance over the period.
The Fund used derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives, in aggregate, contributed to performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
Over the 12-month period, the Fund’s overall equity exposure increased from 53% to 68% of net assets. The Fund increased its equity exposure broadly across regions, with the largest additions in the United States and Japan, although exposure to Germany was trimmed. From a sector perspective, the Fund increased exposure to information technology, financials, industrials, consumer discretionary, consumer staples and communication services, and reduced exposure to energy and materials.
The Fund’s allocation to fixed income decreased from 32% to 29% of net assets. Within fixed income, the Fund increased exposure to both developed non-U.S. and emerging market sovereign debt, as well as to high yield corporate bonds. The Fund decreased exposure to investment grade corporate bonds, securitized assets and U.S. interest rates. The Fund’s total portfolio duration was tactically managed over the period and ended the period at 2.0 years, slightly above where it began the year. The Fund’s allocation to commodity-related securities increased to slightly less than 1% of net assets.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight equities and underweight fixed income, with modest exposure to commodity-related assets and cash equivalents. Within equities, the Fund was overweight information technology, consumer discretionary, healthcare, industrials, energy, communication services and financials, and underweight real estate and materials. The Fund’s largest regional overweights were to the United States and, to a lesser extent, Japan. The largest regional underweights were to Australia and, to a lesser extent, select emerging market countries. Within fixed income, the Fund was underweight developed market government bonds and overweight corporate bonds, securitized debt and bank loans. The total portfolio duration was 2.0 vs. the Reference Benchmark duration of 2.4 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight the Japanese yen and Swiss franc and underweight the euro and U.S. dollar.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Global Allocation Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund's portfolio will include both equity and debt securities. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest.
(c)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the developed and advanced emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(d)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Global Allocation Portfolio ............................................................... 13.25% 7.79% 5.02%
FTSE World Index ........................................................................... 24.18 1 2. 98 8 . 87
Reference Benchmark ........................................................................ 15.69 7.69 5.76
U.S. Stocks: S&P 500
®
Index
(b)
................................................................... 26.29 15.69 12.03
Non U.S. Stocks: FTSE World (ex U.S.) Index
( c )
....................................................... 19.18 9.00 4.97
U.S. Bonds: ICE BofA Current 5-Year U.S. Treasury Index
( d )
.............................................. 3.73 0.64 1.03
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
( e )
.................................... 5 . 83 ( 2. 77) (1 . 26)
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(c)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(d)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
(e)
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Global Allocation Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Dividend Expense Excluding Dividend Expense Annualized Expense Ratio
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Including
Dividend
Expense
(a)
Excluding
Dividend
Expense
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
Excluding
Dividend
Expense
$ 1,000.00 $ 1,055.70 $ 2.95 $ 2.95 $ 1,000.00 $ 1,022.33 $ 2.91 $ 1,022.33 $ 2.91 0.57% 0.57%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 6 4 . 8% 1 . 2% 6 6 . 0%
Japan ................................ 4.7 — 4.7
United Kingdom .......................... 4.4 — 4.4
Netherlands ............................ 3.1 — 3.1
France ................................ 2. 8 — 2. 8
Spain ................................. 2. 5 — 2. 5
Germany .............................. 1. 9 — 1. 9
China ................................. 1. 7 — 1. 7
Canada ............................... 1. 7 — 1. 7
Italy .................................. 1. 3 — 1. 3
Other
(b)
................................ 9 . 9 — 9 . 9
Total ................................. 9 8 . 8% 1 . 2% 100. 0%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Money Market Overview
For the 12-Month Period Ended December 31, 2023

Money Market Overview
Market Review
During the period ended December 31, 2023, economic conditions in the United States remained tight throughout most of the year. 2023 began with a heightened sense of uncertainty surrounding the health of regional banks, worries about the U.S. debt ceiling and sustained concerns regarding geopolitical risks. Several key barometers indicated that the Fed needed to continue their path of tightening monetary policy: unemployment started the year at 3.4% (and loosened slightly but remained strong, ending the year at 3.7%) and the consumer price index (“CPI”) started the year at 6.4% but decreased to 3.4% by the end of December 2023. This was largely due to Fed intervention. Recession fears began to fade as growth and labor remained supportive of a “soft-landing” narrative. At the end of the second and third quarters of 2023, real gross domestic product (“GDP”) increased at an annual rate of 2.4% and 2.9%, respectively.
The strength of the labor market and inflation in the U.S. prompted the Fed to begin a series of aggressive rate hikes starting in 2022. These rate hikes continued throughout the first half of 2023, with the Fed delivering another 100 basis points (or 1.00%) of hikes by July 2023 in an effort to stem spiraling price pressures, with that month’s CPI print coming in at 3.5%. After hiking rates in July 2023, the Fed left rates unchanged as inflation showed signs of moderating.
In a statement released in conjunction with the December 2023 Federal Open Market Committee (the “FOMC” or “Committee”) meeting, the Committee reiterated that inflation “remains elevated” while adding that it has “eased over the past year.” The statement was also modified to acknowledge that “growth of economic activity has slowed from its strong pace in the third quarter.” The Summary of Economic Projections (“SEP”) for December 2023 also reflected a slightly lower core inflation forecast for 2025, relative to the September 2023 forecasts. Core inflation is projected to return to the FOMC’s 2.00% target by year-end 2026. Additionally, the Committee again noted it will continue reducing its holdings of Treasury securities, agency debt and agency mortgage-backed securities as delineated in its Plans for Reducing the Size of the Federal
Reserve’s Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting.
Since reaching the U.S. debt ceiling resolution in June 2023, over $2.2 trillion of T-bill supply came to market, with issuance skewed towards the shortest maturities. T-bill valuations remain contained while Treasury note yields have widened relative to overnight index swaps as markets react to supply expectations. While eligible funds continued to utilize the Fed’s reverse repurchase agreement (“RRP”) throughout the period, average daily utilization of the Fed’s RRP facility decreased in 2023 to $1.75 trillion per day and to only $989 billion per day for the last quarter. However, on December 29, 2023, RRP balances jumped by $300 billion to $1.0 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— started the year at 4.31%
and rose in line with rate hikes delivered by the FOMC. SOFR closed 2023 at 5.38% and averaged 5.00% for the year. The Top 90-Day US Commercial Paper Placed index, which started the year at 4.60%, trended upward in 2023, ending the year at 5.37%. The index peaked at 5.56% in October 2023. Industry-wide, institutional money market mutual funds (“MMFs”) experienced net inflows of approximately $1.1 trillion during the year. Of this, assets of institutional government, prime and municipal MMFs experienced $856 billion, $281 billion and $11 billion of inflows, respectively.
Portfolio Review
The prevailing investment themes in 2023 included the tightening of monetary policy by the FOMC and other central banks, concerns around the regional banking sector, rising inflation and geopolitical concerns. Yields across the balance of the Treasury curve rose as the Fed delivered rate hikes in an effort to quell inflation. Since the beginning of this rate hiking cycle, we have preferred a below-neutral duration profile across our government funds. With respect to adding duration, we are now targeting a slightly above neutral stance and view fixed rate extensions as providing fairly attractive valuation points now that a more stable macro-economic environment has developed.
Despite economic developments indicating that the U.S. economy remains resilient, which underpinned market expectations of a soft landing, markets pulled forward the probability of interest rate cuts in 2024 with more than a 60% chance of 25bps cut in March 2024 and approximately 140bps of cuts in total by the end of the year.
Outlook
FOMC rate policy bias has shifted toward a more balanced approach by remaining restrictive enough to put continued downward pressure on inflation while providing support to the economy should it be required to maintain positive economic growth. Fed RRP balances are expected to drain through 2024, as investors who favored overnight repo as an alternative to short-dated government securities continue to rotate into new Treasury supply and dealer repo as their rates remain more attractive, in our opinion.
Net new T-Bill supply is expected to pick-up in the first quarter of 2024. Demand, in our view, will be driven by investor’s assessment of future monetary policy actions and prevailing valuations.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Investment Objective
BlackRock Government Money Market Portfolio’s (the “Fund”) investment objective is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Portfolio Information
Expense Example
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market Portfolio ..... 4.94% 4.94%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 37.2%
Repurchase Agreements ............................... 34.0
U.S. Government Sponsored Agency Obligations .............. 23.7
Other Assets Less Liabilities ............................ 5.1
Actual Hypothetical 5% Return
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,024.60 $ 2.55 $ 1,000.00 $ 1,022.68 $ 2.55 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of December 31, 2023

Fund Summary
BlackRock High Yield Portfolio
Investment Objective
BlackRock High Yield Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
During the 12-month period ended December 31, 2023, the Fund underperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
In sector terms, an underweight allocation to retailers and security selection within both telecommunications-wireless and finance companies detracted from relative performance. The Fund’s cash position also weighed on performance in a strong market for high yield.
On the upside, high-yield corporate bonds experienced strong positive returns during the period, as credit sentiment was supported by continued declines in inflation and resilient economic data.
In sector terms, security selection within technology, metals and mining and chemicals contributed positively to performance relative to the benchmark. By credit quality, the
Fund’s underweight allocation to BB-rated issuers and security selection within B-rated issuers was additive.
Describe recent portfolio activity.
While key positioning themes have remained broadly consistent, the Fund tactically navigated sector- and issuer-level positioning to take advantage of market opportunities.
In this vein, the Fund reduced exposure to investment grade corporate bonds throughout the period as more interesting relative value opportunities developed within the high yield market. The Fund also increased its position in B-rated credits and decreased its position in BB-rated credits.
Describe portfolio positioning at period end.
Within the Fund’s core allocation to high yield corporate bonds, the Fund was underweight BB-rated credits and overweight B-rated credits. The Fund also held a slight overweight to CCC-rated issues while maintaining an underweight to the highest yielding, most stressed issuers within that ratings segment. The Fund continued to hold a tactical allocation to investment grade corporate bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock High Yield Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio (the "Predecessor Fund"), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the
"Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
1 Year 5 Years 10 Years
BlackRock High Yield Portfolio ......................................... 7.09% 6.02% 12.80% 5.77% 4.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ................ — — 13.44 5.35 4.59
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Series Fund, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock High Yield Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,071.70 $ 2.87 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................. 1.0%
BBB/Baa ....................................... 4.8
BB/Ba ......................................... 41.8
B ............................................ 40.9
CCC/ Caa ....................................... 8.8
NR ........................................... 2.7
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Balanced Portfolio
Investment Objective
BlackRock Sustainable Balanced Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund outperformed its blended reference benchmark (60% MSCI All Country World Index/ 40% Bloomberg U.S.
Aggregate Bond Index).
What factors influenced performance?
The Fund’s tactical asset allocation positioning contributed to performance. An overweight in U.S. equities was a large contributor, as the market rallied on indications of an end to the Fed’s hiking cycle and continued strength in U.S. economic growth. An overweight in Japanese stocks contributed, as well. Currency positioning also helped performance, primarily as a result of a short position in the U.S. dollar against a basket of developed market currencies. Security selection strategies further contributed to the Fund’s return in 2023. In equities, performance was driven by thematic insights that evaluate enthusiasm about artificial intelligence, as well as sentiment measures that assess broker sentiment and informed investor positioning. Selection in mortgage-backed securities was the largest contributor in fixed income. Overweights in select technology issuers also helped results.
On the other hand, an underweight to duration (interest rate sensitivity) detracted. While this aspect of the Fund’s positioning was a positive when bonds were selling off in the first ten months of the period, the benefit was offset by the adverse effect of being underweight once the market began to rally in November and December 2023. Fundamental measures detracted from performance in equities, as valuation insights ran against the market’s preference for growth stocks. Environmental, social and governance
(“ESG”) insights, particularly those related to green patent issuance, input efficiency, and human capital measures, also detracted. In fixed income, an underweight in the communication services sector pressured results. An underweight in electric utility companies (which screen poorly on ESG metrics due to carbon emissions) also detracted at a time in which these defensive issuers outperformed.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. The use of derivatives was a modest contributor to performance.
Describe recent portfolio activity.
The Fund entered 2023 with an overweight in equities (achieved through an overweight in the United States), as well as an underweight in U.S. duration. It maintained this broad positioning over the remainder of the period. The investment adviser increased the extent of the Fund’s duration underweight in July 2023, largely by expanding its underweight at the long end of the U.S. yield curve. This shift reflected the possibility that fiscal concerns would prompt investors to demand higher yields on long-dated bonds. The Fund added the duration underweight again in December 2023 once the market began to price in a greater number of interest rate cuts for 2024 than the investment adviser believed was warranted.
The investment adviser added to the Fund’s underweight in the U.S. dollar versus a basket of developed market currencies. The Fed indicated a preference for supporting nominal growth and fiscal spending over raising rates to achieve consistent price stability, which the investment adviser believed would be a negative for the U.S. dollar.
In equities, the Fund maintained a preference for technology stocks due in part to the increasing enthusiasm surrounding artificial intelligence. The investment adviser also had a positive view on the consumer discretionary and industrials sectors. The investment adviser employed a defensive approach in fixed income, with a tilt toward higher-
quality sectors such as technology, banking, insurance, and consumer staples.
Describe portfolio positioning at period end.
The Fund had a pro-cyclical posture, with an overweight in equities and an underweight in bonds. This positioning reflected the investment adviser’s belief that global growth would remain resilient and financial conditions had further to tighten. U.S. inflation had fallen since its peak in 2022 but, in the investment adviser’s view, the market was not appropriately factoring in the possibility that inflation could remain elevated.
The Fund was overweight in the euro, Canadian dollar, and Australian dollar versus the U.S. dollar on the view that the Fed would have to support the government’s increased financing needs. In equities, the Fund was overweight in the technology, consumer discretionary, and industrials sectors. In fixed income, the investment adviser maintained overweight positions in investment-grade and high yield corporate bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Sustainable Balanced Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests in a combination of equity securities, fixed-income securities and derivatives. The Fund’s total returns prior to April 8, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Balanced Capital Portfolio”.
(b)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(c)
A customized weighted index comprised of the returns of the MSCI All Country World Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Sustainable Balanced Portfolio ............................................................ 16.56% 10.11% 8.15%
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index ............................... 15.37 7.67 5.68
MSCI All Country World Index ................................................................... 22.20 11.72 7.93
Bloomberg U.S. Aggregate Bond Index ............................................................ 5.53 1.10 1.81
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Balanced Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
$ 1,000.00 $ 1,058.70 $ 2.65 $ 2.59 $ 1,000.00 $ 1,022.63 $ 2.60 $ 1,022.68 $ 2.55 0.51% 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 58.4%
Corporate Bonds ................................... 19.7
U.S. Treasury Obligations ............................. 11.1
U.S. Government Sponsored Agency Securities .............. 8.1
Investment Companies ............................... 2.1
Preferred Securities ................................. 0.3
Asset-Backed Securities .............................. 0.2
Non-Agency Mortgage-Backed Securities .................. 0.1
Rights .......................................... 0.0
(b)
Other Interests .................................... 0.0
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure Of Expenses / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Lockheed Martin Corp. ............... 5,536 $ 2,509,137
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B ...... 3,784 594,958
Automobiles — 2.0%
General Motors Co. ................. 62,021 2,227,794
Tesla, Inc.
(a)
....................... 5,952 1,478,953
3,706,747
Banks — 2.2%
Bank of America Corp. ............... 57,162 1,924,644
Citizens Financial Group, Inc. .......... 20,873 691,731
First Citizens BancShares, Inc., Class A .... 36 51,083
First Horizon Corp. .................. 3,885 55,012
KeyCorp ......................... 62,728 903,283
Regions Financial Corp. .............. 21,823 422,930
4,048,683
Beverages — 2.4%
Coca-Cola Co. (The) ................ 36,171 2,131,557
PepsiCo, Inc. ..................... 13,939 2,367,400
4,498,957
Biotechnology — 4.1%
AbbVie, Inc. ...................... 9,658 1,496,700
Amgen, Inc. ...................... 9,467 2,726,685
Exelixis, Inc.
(a)
..................... 26,842 643,940
Gilead Sciences, Inc. ................ 5,091 412,422
Incyte Corp.
(a)
..................... 22,190 1,393,310
Neurocrine Biosciences, Inc.
(a)
.......... 4,945 651,553
Regeneron Pharmaceuticals, Inc.
(a)
....... 262 230,112
United Therapeutics Corp.
(a)
............ 866 190,425
7,745,147
Broadline Retail — 4.2%
Amazon.com, Inc.
(a)
................. 51,527 7,829,012
Building Products — 1.1%
A O Smith Corp. ................... 14,996 1,236,270
Johnson Controls International plc ....... 6,817 392,932
Owens Corning .................... 2,935 435,055
2,064,257
Capital Markets — 2.5%
Invesco Ltd. ...................... 57,541 1,026,531
Moody's Corp. ..................... 5,713 2,231,269
Nasdaq, Inc. ...................... 24,044 1,397,918
SEI Investments Co. ................. 1,561 99,202
4,754,920
Chemicals — 1.5%
Ecolab, Inc. ...................... 7,566 1,500,716
LyondellBasell Industries NV, Class A ..... 6,780 644,642
PPG Industries, Inc. ................. 3,900 583,245
2,728,603
Commercial Services & Supplies — 0.6%
Cintas Corp.
(b)
..................... 1,940 1,169,160
Communications Equipment — 0.0%
Ciena Corp.
(a)
..................... 652 29,347
Construction & Engineering — 1.2%
AECOM ......................... 6,369 588,687
EMCOR Group, Inc. ................. 2,270 489,026
Security
Shares
Shares Value
Construction & Engineering (continued)
Valmont Industries, Inc. ............... 5,177 $ 1,208,881
2,286,594
Consumer Staples Distribution & Retail — 0.7%
Sysco Corp. ...................... 9,174 670,895
Target Corp. ...................... 394 56,113
Walmart, Inc. ...................... 3,895 614,047
1,341,055
Electric Utilities — 1.1%
Edison International ................. 573 40,964
Evergy, Inc. ....................... 7,799 407,108
IDACORP, Inc.
(b)
................... 599 58,894
OGE Energy Corp. .................. 19,394 677,432
Portland General Electric Co. ........... 2,667 115,588
PPL Corp. ....................... 25,171 682,134
1,982,120
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 3,779 623,119
Rockwell Automation, Inc. ............. 2,707 840,470
1,463,589
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd. ................. 12,691 1,783,086
Energy Equipment & Services — 0.0%
Baker Hughes Co., Class A ............ 2,218 75,811
Entertainment — 0.8%
Electronic Arts, Inc. ................. 5,617 768,462
Liberty Media Corp.-Liberty Formula One,
Class C
(a)
...................... 11,517 727,068
Warner Bros Discovery, Inc.
(a)
.......... 3,580 40,740
1,536,270
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,247 801,415
Block, Inc., Class A
(a)
................ 14,659 1,133,873
Fidelity National Information Services, Inc. .. 2,356 141,525
Mastercard, Inc., Class A .............. 8,568 3,654,338
Visa, Inc., Class A
(b)
................. 12,137 3,159,868
8,891,019
Food Products — 1.6%
Archer-Daniels-Midland Co.
(b)
........... 22,045 1,592,090
Hershey Co. (The) .................. 7,496 1,397,554
2,989,644
Gas Utilities — 0.0%
New Jersey Resources Corp. ........... 1,371 61,119
Ground Transportation — 0.3%
CSX Corp. ....................... 984 34,115
JB Hunt Transport Services, Inc. ........ 668 133,426
Old Dominion Freight Line, Inc. ......... 756 306,430
Saia, Inc.
(a)
....................... 273 119,634
593,605
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories ................. 5,651 622,005
Align Technology, Inc.
(a)
............... 191 52,334
Dexcom, Inc.
(a)
.................... 824 102,250
Edwards Lifesciences Corp.
(a)
.......... 5,463 416,554
Enovis Corp.
(a)
..................... 753 42,183
Hologic, Inc.
(a)
..................... 1,815 129,682
Medtronic plc ..................... 30,058 2,476,178
Novocure Ltd.
(a)
.................... 15,822 236,222
ResMed, Inc. ..................... 1,581 271,964

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Stryker Corp. ..................... 5,269 $ 1,577,855
5,927,227
Health Care Providers & Services — 1.8%
Cencora, Inc. ..................... 3,347 687,407
Cigna Group (The) .................. 987 295,557
Elevance Health, Inc. ................ 5,049 2,380,906
UnitedHealth Group, Inc. .............. 27 14,215
3,378,085
Health Care Technology — 0.7%
(a)
Teladoc Health, Inc.
(b)
................ 49,548 1,067,760
Veeva Systems, Inc., Class A ........... 1,210 232,949
1,300,709
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.
(a)
.............. 165 585,291
Boyd Gaming Corp. ................. 10,625 665,231
Caesars Entertainment, Inc.
(a)
.......... 957 44,864
McDonald's Corp. .................. 917 271,900
Starbucks Corp. .................... 562 53,958
Travel + Leisure Co. ................. 18,001 703,659
2,324,903
Household Durables — 0.5%
DR Horton, Inc. .................... 2,992 454,724
Leggett & Platt, Inc. ................. 21,076 551,559
1,006,283
Household Products — 1.2%
Kimberly-Clark Corp. ................ 17,586 2,136,875
Procter & Gamble Co. (The) ........... 211 30,920
2,167,795
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ................... 50,003 962,558
Industrial REITs — 0.1%
First Industrial Realty Trust, Inc. ......... 2,013 106,025
Insurance — 3.0%
Marsh & McLennan Cos., Inc. .......... 8,734 1,654,831
MetLife, Inc. ...................... 17,181 1,136,180
Reinsurance Group of America, Inc. ...... 6,254 1,011,772
Travelers Cos., Inc. (The) ............. 6,779 1,291,332
WR Berkley Corp. .................. 7,756 548,504
5,642,619
Interactive Media & Services — 7.1%
(a)
Alphabet, Inc., Class A ............... 40,130 5,605,760
Alphabet, Inc., Class C ............... 21,315 3,003,923
Meta Platforms, Inc., Class A ........... 13,212 4,676,519
13,286,202
IT Services — 0.1%
Amdocs Ltd. ...................... 1,108 97,382
Okta, Inc., Class A
(a)
................. 510 46,170
143,552
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............. 9,406 1,307,716
Bio-Rad Laboratories, Inc., Class A
(a)
...... 89 28,737
Mettler-Toledo International, Inc.
(a)
....... 19 23,046
West Pharmaceutical Services, Inc. ...... 461 162,328
1,521,827
Machinery — 2.6%
CNH Industrial NV .................. 7,333 89,316
Flowserve Corp. ................... 6,506 268,177
Illinois Tool Works, Inc. ............... 2,013 527,285
Security
Shares
Shares Value
Machinery (continued)
Oshkosh Corp. .................... 20,161 $ 2,185,654
Otis Worldwide Corp. ................ 4,291 383,916
Snap-on, Inc. ..................... 1,971 569,304
Xylem, Inc. ....................... 8,087 924,829
4,948,481
Media — 1.3%
Comcast Corp., Class A .............. 22,926 1,005,305
Fox Corp., Class A .................. 39,112 1,160,453
Fox Corp., Class B .................. 762 21,070
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 9,575 275,568
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
332 9,542
2,471,938
Metals & Mining — 0.3%
Nucor Corp. ...................... 3,303 574,854
Multi-Utilities — 0.4%
CMS Energy Corp. .................. 14,011 813,619
Office REITs — 0.1%
Highwoods Properties, Inc.
(b)
........... 3,909 89,751
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.
(b)
................... 3,405 507,890
ConocoPhillips .................... 3,311 384,308
Devon Energy Corp. ................. 22,554 1,021,696
EOG Resources, Inc. ................ 10,228 1,237,077
Exxon Mobil Corp. .................. 6,762 676,065
Marathon Petroleum Corp. ............ 8,968 1,330,492
Pioneer Natural Resources Co. ......... 989 222,406
Valero Energy Corp. ................. 3,211 417,430
5,797,364
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 2,615 185,220
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. .............. 32,854 1,685,739
Eli Lilly & Co. ..................... 3,609 2,103,758
Merck & Co., Inc. ................... 3,245 353,770
Pfizer, Inc. ....................... 32,664 940,397
Zoetis, Inc., Class A ................. 542 106,974
5,190,638
Residential REITs — 2.0%
Apartment Income REIT Corp. .......... 3,067 106,517
Camden Property Trust ............... 19,747 1,960,679
Equity Residential .................. 28,705 1,755,598
3,822,794
Retail REITs — 0.1%
Kimco Realty Corp. ................. 7,702 164,130
Semiconductors & Semiconductor Equipment — 7.7%
Applied Materials, Inc.
(b)
.............. 15,673 2,540,123
Cirrus Logic, Inc.
(a)
.................. 804 66,885
Intel Corp. ....................... 22,447 1,127,962
Lam Research Corp. ................ 678 531,050
MaxLinear, Inc.
(a)
................... 7,665 182,197
Micron Technology, Inc. ............... 2,890 246,633
NVIDIA Corp. ..................... 14,401 7,131,663
QUALCOMM, Inc. .................. 18,357 2,654,973
14,481,486
Software — 11.7%
Adobe, Inc.
(a)
...................... 4,319 2,576,715
Autodesk, Inc.
(a)
.................... 1,256 305,811
Fortinet, Inc.
(a)
..................... 6,682 391,097

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Manhattan Associates, Inc.
(a)
........... 8,920 $ 1,920,654
Microsoft Corp. .................... 37,196 13,987,184
Oracle Corp. ...................... 10,150 1,070,115
Salesforce, Inc.
(a)
................... 5,623 1,479,636
ServiceNow, Inc.
(a)
.................. 399 281,890
22,013,102
Specialized REITs — 0.4%
Equinix, Inc. ...................... 209 168,327
Public Storage ..................... 1,948 594,140
762,467
Specialty Retail — 3.1%
AutoNation, Inc.
(a)
................... 6,210 932,618
Best Buy Co., Inc.
(b)
................. 17,583 1,376,397
Home Depot, Inc. (The) .............. 1,557 539,579
Penske Automotive Group, Inc.
(b)
........ 2,484 398,707
TJX Cos., Inc. (The) ................. 26,488 2,484,839
Wayfair, Inc., Class A
(a)
............... 3,209 197,995
5,930,135
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. ....................... 69,320 13,346,180
Dell Technologies, Inc., Class C ......... 4,265 326,272
Hewlett Packard Enterprise Co. ......... 85,642 1,454,201
15,126,653
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.7%
Skechers USA, Inc., Class A
(a)
.......... 22,445 $ 1,399,221
Trading Companies & Distributors — 0.2%
WW Grainger, Inc. .................. 424 351,365
Total Long-Term Investments — 99.0%
(Cost: $157,046,556) ............................. 186,573,843
Short-Term Securities
Money Market Funds — 2.6%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 1,533,477 1,533,477
SL Liquidity Series, LLC, Money Market Series,
5.58%
(e)
....................... 3,430,247 3,431,619
Total Short-Term Securities — 2.6%
(Cost: $4,965,031) .............................. 4,965,096
Total Investments — 101.6%
(Cost: $162,011,587 ) ............................. 191,538,939
Liabilities in Excess of Other Assets — (1.6)% ............ (3,044,785)
Net Assets — 100.0% ..............................
$ 188,494,154
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,693,555 $ — $ (160,078)
(a)
$ — $ — $ 1,533,477 1,533,477 $ 77,995 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 1,552,176 1,877,256
(a)
— 2,230 (43) 3,431,619 3,430,247 32,446
(b)
—
$ 2,230 $ (43) $ 4,965,096 $ 110,441 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 03/15/24 $ 1,928 $ 43,504
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 43,504 $ — $ — $ — $ 43,504
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 214,054 $ — $ — $ — $ 214,054
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 77,964 $ — $ — $ — $ 77,964
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,882,941
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 186,573,843 $ — $ — $ 186,573,843
Short-Term Securities
Money Market Funds ...................................... 1,533,477 — — 1,533,477
$ 188,107,320 $ — $ — $ 188,107,320

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(a)
...................................... 3,431,619
$ 191,538,939
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 43,504 $ — $ — $ 43,504
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
December 31, 2023
BlackRock Capital Appreciation Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc. ............... 4,393 $ 4,443,959
Automobiles — 2.8%
Tesla, Inc.
(a)
....................... 24,262 6,028,622
Broadline Retail — 8.4%
Amazon.com, Inc.
(a)
................. 118,223 17,962,803
Capital Markets — 5.5%
Blackstone, Inc., Class A .............. 23,022 3,014,040
MSCI, Inc. ....................... 8,138 4,603,260
S&P Global, Inc. ................... 9,411 4,145,734
11,763,034
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............ 7,821 2,439,370
Commercial Services & Supplies — 2.1%
Copart, Inc.
(a)
..................... 57,265 2,805,985
Waste Connections, Inc.
(b)
............. 11,487 1,714,664
4,520,649
Entertainment — 2.5%
Netflix, Inc.
(a)
...................... 10,767 5,242,237
Financial Services — 5.8%
Mastercard, Inc., Class A .............. 8,721 3,719,594
Visa, Inc., Class A
(b)
................. 33,521 8,727,192
12,446,786
Health Care Equipment & Supplies — 4.6%
(a)
Align Technology, Inc. ................ 4,071 1,115,454
Boston Scientific Corp. ............... 35,544 2,054,799
IDEXX Laboratories, Inc. .............. 4,666 2,589,863
Intuitive Surgical, Inc. ................ 11,921 4,021,668
9,781,784
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc. .............. 10,515 5,535,832
Hotels, Restaurants & Leisure — 0.3%
Chipotle Mexican Grill, Inc.
(a)
........... 234 535,149
Interactive Media & Services — 5.9%
(a)
Alphabet, Inc., Class A ............... 66,903 9,345,680
Meta Platforms, Inc., Class A ........... 9,236 3,269,175
12,614,855
IT Services — 1.8%
(a)
MongoDB, Inc., Class A .............. 2,687 1,098,580
Shopify, Inc., Class A ................ 35,334 2,752,519
3,851,099
Life Sciences Tools & Services — 3.0%
Danaher Corp. .................... 13,501 3,123,321
Thermo Fisher Scientific, Inc. ........... 6,015 3,192,702
6,316,023
Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy, Inc. ................ 9,403 1,605,186
Pharmaceuticals — 3.7%
Eli Lilly & Co. ..................... 10,176 5,931,794
Zoetis, Inc., Class A ................. 9,780 1,930,278
7,862,072
Real Estate Management & Development — 0.6%
CoStar Group, Inc.
(a)
................. 15,065 1,316,530
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 14.5%
ASML Holding NV (Registered), ADR ..... 8,680 $ 6,570,066
Broadcom, Inc. .................... 7,349 8,203,321
KLA Corp.
(b)
...................... 5,067 2,945,447
NVIDIA Corp. ..................... 26,480 13,113,426
30,832,260
Software — 20.7%
Cadence Design Systems, Inc.
(a)
........ 16,491 4,491,654
Intuit, Inc.
(b)
....................... 15,417 9,636,087
Microsoft Corp. .................... 53,042 19,945,914
Palo Alto Networks, Inc.
(a)
............. 9,858 2,906,927
Roper Technologies, Inc. .............. 6,535 3,562,686
ServiceNow, Inc.
(a)
.................. 4,991 3,526,091
44,069,359
Specialty Retail — 0.6%
Ross Stores, Inc. ................... 8,461 1,170,918
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. ....................... 92,940 17,893,738
Textiles, Apparel & Luxury Goods — 1.4%
LVMH Moet Hennessy Louis Vuitton SE .... 3,606 2,930,009
Total Common Stocks — 99.2%
(Cost: $133,145,863) ............................. 211,162,274
Preferred Securities
Preferred Stocks — 0.8%
IT Services — 0.8%
ByteDance Ltd., Series E-1, (Acquired 11/11/20,
cost $1,124,560)
(a)(c)(d)
.............. 10,263 1,674,887
Total Preferred Securities — 0.8%
(Cost: $1,124,560) .............................. 1,674,887
Total Long-Term Investments — 100.0%
(Cost: $134,270,423) ............................. 212,837,161
Short-Term Securities
Money Market Funds — 6.5%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 316,443 316,443
SL Liquidity Series, LLC, Money Market Series,
5.58%
(g)
....................... 13,571,791 13,577,219
Total Short-Term Securities — 6.5%
(Cost: $13,893,976) .............................. 13,893,662
Total Investments — 106.5%
(Cost: $148,164,399 ) ............................. 226,730,823
Liabilities in Excess of Other Assets — (6.5)% ............ (13,783,389)
Net Assets — 100.0% ..............................
$ 212,947,434

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Capital Appreciation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,674,887, representing 0.79% of its net assets as of period end, and an original cost of $1,124,560.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 310,134 $ 6,309
(a)
$ — $ — $ — $ 316,443 316,443 $ 13,532 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 4,783,052 8,793,801
(a)
— 861 (495) 13,577,219 13,571,791 14,773
(b)
—
$ 861 $ (495) $ 13,893,662 $ 28,305 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Capital Appreciation Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,443,959 $ — $ — $ 4,443,959
Automobiles .......................................... 6,028,622 — — 6,028,622
Broadline Retail ........................................ 17,962,803 — — 17,962,803
Capital Markets ........................................ 11,763,034 — — 11,763,034
Chemicals ............................................ 2,439,370 — — 2,439,370
Commercial Services & Supplies ............................. 4,520,649 — — 4,520,649
Entertainment ......................................... 5,242,237 — — 5,242,237
Financial Services ...................................... 12,446,786 — — 12,446,786
Health Care Equipment & Supplies ........................... 9,781,784 — — 9,781,784
Health Care Providers & Services ............................ 5,535,832 — — 5,535,832
Hotels, Restaurants & Leisure .............................. 535,149 — — 535,149
Interactive Media & Services ............................... 12,614,855 — — 12,614,855
IT Services ........................................... 3,851,099 — — 3,851,099
Life Sciences Tools & Services .............................. 6,316,023 — — 6,316,023
Oil, Gas & Consumable Fuels ............................... 1,605,186 — — 1,605,186
Pharmaceuticals ....................................... 7,862,072 — — 7,862,072
Real Estate Management & Development ....................... 1,316,530 — — 1,316,530
Semiconductors & Semiconductor Equipment .................... 30,832,260 — — 30,832,260
Software ............................................. 44,069,359 — — 44,069,359
Specialty Retail ........................................ 1,170,918 — — 1,170,918
Technology Hardware, Storage & Peripherals .................... 17,893,738 — — 17,893,738
Textiles, Apparel & Luxury Goods ............................ — 2,930,009 — 2,930,009
Preferred Securities ....................................... — — 1,674,887 1,674,887
Short-Term Securities
Money Market Funds ...................................... 316,443 — — 316,443
$ 208,548,708 $ 2,930,009 $ 1,674,887 $ 213,153,604
Investments valued at NAV
(a)
...................................... 13,577,219
$ 226,730,823
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Capital Appreciation Portfolio

See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ................................................................................... $ 1,691,414 $ 1,691,414
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)(b)
..................................................................................... (16,527) (16,527)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2023 ....................................................................................
$ 1,674,887 $ 1,674,887
Net change in unrealized depreciation on investments still held at December 31, 2023
(b)
.......................................................
$ (16,527) $ (16,527)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.21%, 05/15/37 . USD 100 $ 98,477
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 7.33%,
04/20/34 ................. 250 250,027
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR +
1.30%), 6.72%, 04/20/34 ....... 150 149,658
498,162
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 5.32%, 01/15/32
(b)(c)
EUR 100 108,561
United States — 0.7%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR +
0.56%), 5.94%, 05/25/36
(b)
..... USD 16 15,145
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 160 139,221
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 22 16,758
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 61 59,484
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
66 63,260
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 97,334
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 83,225
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 81,654
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 32 31,210
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(d)
200 176,760
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.23%, 10/15/41
(a)(b)
... 119 125,325
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 144 122,757
1,012,133
Total Asset-Backed Securities — 1.1%
(Cost: $1,746,026) .............................. 1,618,856
Security
Shares
Shares Value
Common Stocks
Australia — 0.6%
ANZ Group Holdings Ltd. ........ 2,096 $ 37,032
BHP Group Ltd. ............... 3,625 123,847
Glencore plc ................. 68,590 412,298
Macquarie Group Ltd. ........... 223 27,916
Medibank Pvt Ltd. ............. 10,422 25,302
Metcash Ltd. ................. 2,230 5,305
Northern Star Resources Ltd. ...... 3,068 28,465
Pilbara Minerals Ltd.
(e)
.......... 3,014 8,090
Qantas Airways Ltd.
(f)
........... 2,968 10,872
Quintis HoldCo Pty. Ltd.
(d)(f)
....... 218,994 1
South32 Ltd. ................. 5,319 12,030
Wesfarmers Ltd. .............. 1,131 43,983
WiseTech Global Ltd. ........... 152 7,791
Woolworths Group Ltd. .......... 2,778 70,478
813,410
Belgium — 0.0%
Ackermans & van Haaren NV ..... 10 1,755
KBC Group NV ............... 384 24,921
UCB SA .................... 35 3,051
29,727
Brazil — 0.2%
Ambev SA .................. 20,159 56,820
B3 SA - Brasil Bolsa Balcao ....... 31,354 93,488
Cielo SA .................... 36,293 34,979
Cosan SA ................... 688 2,720
Embraer SA
(f)
................ 4,671 21,541
Lojas Renner SA .............. 14,118 50,397
Magazine Luiza SA
(f)
........... 77,475 34,445
MercadoLibre, Inc.
(f)
............ 16 25,145
Telefonica Brasil SA ............ 1,011 11,097
TIM SA .................... 1,228 4,527
Vale SA .................... 1,371 21,768
356,927
Canada — 1.2%
Brookfield Corp., Class A ......... 160 6,418
Cameco Corp. ................ 6,671 287,520
Canadian National Railway Co. .... 478 60,081
Canadian Natural Resources Ltd. ... 347 22,734
Enbridge, Inc. ................ 16,340 588,218
Franco-Nevada Corp. ........... 672 74,434
George Weston Ltd. ............ 166 20,608
Loblaw Cos. Ltd. .............. 34 3,292
Metro, Inc. .................. 1,074 55,595
National Bank of Canada
(e)
....... 404 30,794
Pembina Pipeline Corp. ......... 1,901 65,449
Power Corp. of Canada ......... 504 14,412
Royal Bank of Canada .......... 264 26,698
Shopify, Inc., Class A
(f)
.......... 1,061 82,603
Suncor Energy, Inc. ............ 13,162 421,665
1,760,521
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(f)(g)
.... 38 16,408
China — 1.2%
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 1,300 2,889
Alibaba Group Holding Ltd. ....... 5,300 51,052
Anhui Gujing Distillery Co. Ltd., Class B 100 1,523
Baidu, Inc., Class A
(f)
........... 3,050 45,402
BOC Hong Kong Holdings Ltd. ..... 1,000 2,716

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
BYD Co. Ltd., Class H .......... 22,479 $ 620,075
China Merchants Bank Co. Ltd., Class
H ...................... 3,500 12,175
China Tower Corp. Ltd., Class H
(a)(c)
. 56,000 5,886
Contemporary Amperex Technology Co.
Ltd., Class A ............... 7,500 171,844
Foxconn Industrial Internet Co. Ltd.,
Class A .................. 7,183 15,230
Haidilao International Holding Ltd.
(a)(c)
13,000 24,251
Hundsun Technologies, Inc., Class A . 500 2,017
JD.com, Inc., Class A ........... 4,254 61,441
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)(f)
.................... 55,500 11,941
Li Auto, Inc., Class A
(f)
........... 3,400 63,703
Meituan, Class B
(a)(c)(f)
........... 1,730 18,163
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 1,200 6,944
Oppein Home Group, Inc., Class A .. 200 1,954
PetroChina Co. Ltd., Class A ...... 32,400 32,092
PetroChina Co. Ltd., Class H ...... 20,000 13,216
Prosus NV .................. 4,063 121,037
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 2,500 5,445
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 400 12,959
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 300 12,244
Shenzhen Transsion Holdings Co. Ltd.,
Class A .................. 1,653 32,094
SITC International Holdings Co. Ltd. . 5,000 8,630
Tencent Holdings Ltd. ........... 7,500 283,162
Trip.com Group Ltd.
(f)
........... 450 16,154
Unigroup Guoxin Microelectronics Co.
Ltd., Class A
(f)
.............. 200 1,892
Want Want China Holdings Ltd. .... 5,000 3,022
Wilmar International Ltd. ......... 3,100 8,374
Yum China Holdings, Inc. ........ 605 25,670
Zhongji Innolight Co. Ltd., Class A .. 1,300 20,540
1,715,737
Denmark — 0.4%
AP Moller - Maersk A/S, Class B .... 20 36,000
H Lundbeck A/S, Class B ........ 337 1,636
Novo Nordisk A/S, Class B ....... 5,092 527,690
Orsted A/S
(a)(c)
................ 485 26,887
592,213
Finland — 0.1%
Elisa OYJ ................... 966 44,651
Kone OYJ, Class B ............ 597 29,862
74,513
France — 2.3%
Accor SA ................... 4,132 158,157
AXA SA .................... 2,992 97,708
BNP Paribas SA .............. 7,397 513,690
Bollore SE .................. 675 4,224
Carrefour SA ................. 629 11,520
Cie de Saint-Gobain SA ......... 6,374 470,065
Dassault Systemes SE .......... 915 44,787
EssilorLuxottica SA ............ 2,534 508,824
Hermes International SCA ........ 47 99,899
Kering SA ................... 421 186,460
La Francaise des Jeux SAEM
(a)(c)
... 693 25,173
L'Oreal SA .................. 183 91,226
LVMH Moet Hennessy Louis Vuitton SE 783 636,217
SCOR SE ................... 330 9,669
Security
Shares
Shares Value
France (continued)
Societe Generale SA ........... 1,006 $ 26,765
Teleperformance SE ............ 79 11,566
TotalEnergies SE .............. 3,351 227,865
Vinci SA .................... 1,833 230,674
Vivendi SE .................. 163 1,745
3,356,234
Germany — 1.1%
BASF SE ................... 445 23,962
Bayer AG (Registered) .......... 780 28,941
Bayerische Motoren Werke AG .... 958 106,598
Carl Zeiss Meditec AG .......... 121 13,171
Commerzbank AG ............. 9,424 112,012
Deutsche Lufthansa AG (Registered)
(f)
5,127 45,580
Mercedes-Benz Group AG ........ 3,927 270,955
Merck KGaA ................. 250 39,804
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 63 26,133
Rational AG ................. 4 3,087
RWE AG ................... 726 33,042
SAP SE .................... 692 106,514
SAP SE, ADR ................ 500 77,295
Scout24 SE
(a)(c)
............... 106 7,495
Siemens AG (Registered) ........ 3,208 601,851
Symrise AG ................. 470 51,651
thyssenkrupp AG .............. 4,216 29,328
Zalando SE
(a)(c)(f)
............... 2,022 47,870
1,625,289
Hong Kong — 0.3%
AIA Group Ltd. ............... 35,000 304,601
ASMPT Ltd. ................. 1,000 9,536
Hang Seng Bank Ltd. ........... 400 4,670
Hongkong Land Holdings Ltd. ..... 1,500 5,217
MTR Corp. Ltd. ............... 2,000 7,763
Orient Overseas International Ltd. .. 1,500 20,949
Prudential plc ................ 2,418 27,281
380,017
India — 0.2%
Bajaj Auto Ltd. ................ 97 7,921
Bharat Petroleum Corp. Ltd. ...... 1,974 10,691
Eicher Motors Ltd. ............. 121 6,022
HCL Technologies Ltd. .......... 194 3,414
HDFC Bank Ltd. .............. 8,759 179,350
Indian Oil Corp. Ltd. ............ 4,444 6,931
Kotak Mahindra Bank Ltd. ........ 293 6,713
Tata Consultancy Services Ltd. .... 24 1,093
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(f)(g)
.... 45 9,436
231,571
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 38,100 23,268
Bank Mandiri Persero Tbk. PT ..... 36,800 14,456
37,724
Ireland — 0.0%
Kingspan Group plc ............ 766 66,202
Israel — 0.3%
Nice Ltd., ADR
(e)(f)
.............. 2,146 428,148
Italy — 0.8%
Coca-Cola HBC AG ............ 895 26,280
Enel SpA ................... 3,089 22,982
Ferrari NV .................. 648 218,769
FinecoBank Banca Fineco SpA .... 1,067 16,052

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy (continued)
Intesa Sanpaolo SpA ........... 179,393 $ 524,975
Snam SpA .................. 3,584 18,439
UniCredit SpA ................ 14,467 393,932
1,221,429
Japan — 4.3%
AGC, Inc. ................... 100 3,706
Alfresa Holdings Corp. .......... 400 6,791
ANA Holdings, Inc.
(f)
............ 600 12,999
Astellas Pharma, Inc. ........... 2,750 32,706
BayCurrent Consulting, Inc. ....... 700 24,504
Bridgestone Corp.
(e)
............ 700 28,911
Chugai Pharmaceutical Co. Ltd. .... 200 7,556
Daikin Industries Ltd. ........... 500 81,110
FANUC Corp. ................ 13,600 399,148
FUJIFILM Holdings Corp. ........ 2,500 149,824
GS Yuasa Corp. .............. 400 5,613
Heiwa Corp. ................. 200 2,974
Honda Motor Co. Ltd. ........... 25,800 266,133
Hoya Corp. .................. 2,659 331,150
Ito En Ltd. ................... 200 6,072
Japan Airlines Co. Ltd. .......... 25,900 508,807
Jeol Ltd. .................... 100 4,372
JFE Holdings, Inc. ............. 1,100 17,018
Kakaku.com, Inc. .............. 1,000 12,355
Kamigumi Co. Ltd. ............. 200 4,766
Kansai Paint Co. Ltd. ........... 600 10,231
Kawasaki Heavy Industries Ltd. .... 600 13,223
Kewpie Corp. ................ 200 3,525
Keyence Corp. ............... 1,381 606,751
Kobe Steel Ltd. ............... 1,100 14,178
Koei Tecmo Holdings Co. Ltd. ..... 200 2,278
Komatsu Ltd. ................ 8,100 210,789
Kose Corp. .................. 2,000 149,491
Kusuri no Aoki Holdings Co. Ltd. ... 100 2,271
Kyushu Railway Co. ............ 1,300 28,614
Lixil Corp. ................... 1,500 18,697
M3, Inc. .................... 700 11,552
Makita Corp. ................. 800 22,004
Mani, Inc. ................... 200 3,019
Marubeni Corp. ............... 1,500 23,617
Mazda Motor Corp. ............ 1,700 18,171
Medipal Holdings Corp. .......... 100 1,619
MEIJI Holdings Co. Ltd. ......... 200 4,751
Mitsubishi Electric Corp. ......... 2,300 32,531
Mitsubishi Motors Corp. ......... 5,900 18,674
Mitsubishi UFJ Financial Group, Inc. . 80,900 694,295
Mitsui & Co. Ltd. .............. 9,000 337,176
Mitsui OSK Lines Ltd. ........... 500 15,985
Mizuho Financial Group, Inc. ...... 1,700 28,998
Money Forward, Inc.
(f)
........... 200 6,107
NET One Systems Co. Ltd. ....... 500 8,514
Nichirei Corp. ................ 100 2,465
Nidec Corp. ................. 1,600 64,491
Nihon M&A Center Holdings, Inc. ... 1,900 10,456
Nintendo Co. Ltd. .............. 1,100 57,237
Nippon Paint Holdings Co. Ltd. ..... 7,400 59,691
Nippon Steel Corp. ............. 1,400 31,981
Nippon Yusen KK .............. 1,200 37,060
Nomura Research Institute Ltd. .... 2,400 69,703
Oracle Corp. Japan ............ 100 7,698
Otsuka Corp. ................ 800 32,924
Panasonic Holdings Corp. ........ 4,300 42,345
Pigeon Corp. ................. 800 9,200
Rakus Co. Ltd. ............... 3,000 55,365
Resorttrust, Inc. ............... 200 3,463
Security
Shares
Shares Value
Japan (continued)
Santen Pharmaceutical Co. Ltd. .... 300 $ 2,985
Sega Sammy Holdings, Inc. ....... 500 6,981
Sekisui House Ltd. ............. 700 15,516
Shin-Etsu Chemical Co. Ltd. ...... 1,600 66,917
Shiseido Co. Ltd. .............. 4,500 135,641
Skylark Holdings Co. Ltd. ........ 300 4,389
SMC Corp. .................. 700 374,455
Sojitz Corp. .................. 1,300 29,288
Sompo Holdings, Inc. ........... 500 24,464
Stanley Electric Co. Ltd. ......... 300 5,628
Sumitomo Mitsui Financial Group, Inc. 800 38,928
Sumitomo Rubber Industries Ltd. ... 300 3,249
Suzuken Co. Ltd. .............. 100 3,307
Sysmex Corp. ................ 5,400 300,189
Takeda Pharmaceutical Co. Ltd. .... 2,000 57,356
Tokyo Electron Ltd. ............ 900 159,966
TOTO Ltd. .................. 600 15,762
Toyota Motor Corp. ............ 23,600 432,440
Yakult Honsha Co. Ltd. .......... 100 2,245
ZOZO, Inc. .................. 1,900 42,881
6,400,242
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 253 5,765
Luxembourg — 0.0%
ArcelorMittal SA ............... 1,457 41,350
Macau — 0.0%
(f)
Sands China Ltd. .............. 5,627 16,470
Wynn Macau Ltd. .............. 56,533 46,564
63,034
Mexico — 0.1%
Fibra Uno Administracion SA de CV . 11,108 19,951
Fomento Economico Mexicano SAB de
CV ..................... 1,637 21,349
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 204 2,158
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 535 15,721
Southern Copper Corp.
(e)
......... 106 9,124
Wal-Mart de Mexico SAB de CV .... 8,897 37,404
105,707
Netherlands — 2.4%
ABN AMRO Bank NV, CVA
(a)(c)
..... 6,117 91,991
Adyen NV
(a)(c)(f)
................ 231 298,207
ASML Holding NV ............. 1,563 1,179,889
BE Semiconductor Industries NV ... 220 33,215
ING Groep NV ................ 33,403 500,863
Koninklijke Ahold Delhaize NV ..... 4,704 135,341
Koninklijke Vopak NV ........... 1,237 41,629
Shell plc .................... 27,470 903,853
Shell plc, ADR ................ 5,206 342,555
Wolters Kluwer NV ............. 111 15,792
3,543,335
Norway — 0.1%
Equinor ASA ................. 2,210 70,039
Norsk Hydro ASA .............. 1,442 9,693
79,732
Peru — 0.0%
Credicorp Ltd. ................ 46 6,897
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA 1,171 14,066

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 28 $ 2,119
Saudi Arabian Oil Co.
(a)(c)
......... 255 2,245
Saudi Telecom Co. ............. 840 9,067
13,431
Singapore — 0.0%
Genting Singapore Ltd. .......... 4,200 3,181
NetLink NBN Trust
(c)
............ 3,100 1,973
Oversea-Chinese Banking Corp. Ltd. 800 7,872
Seatrium Ltd.
(f)
................ 37,962 3,390
Singapore Technologies Engineering
Ltd. ..................... 2,200 6,478
Singapore Telecommunications Ltd. . 6,300 11,794
STMicroelectronics NV .......... 656 32,904
Venture Corp. Ltd. ............. 500 5,152
72,744
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 179 9,395
Anglo American plc ............ 626 15,667
Capitec Bank Holdings Ltd. ....... 171 19,079
Kumba Iron Ore Ltd. ............ 636 21,318
65,459
South Korea — 0.6%
Amorepacific Corp.
(f)
............ 1,439 161,426
Fila Holdings Corp. ............ 164 4,905
GS Engineering & Construction Corp.
(f)
711 8,273
Hana Financial Group, Inc. ....... 269 9,024
Hanwha Aerospace Co. Ltd.
(f)
...... 297 28,652
HD Hyundai Infracore Co. Ltd.
(f)
.... 6,239 39,175
Hyundai Marine & Fire Insurance Co.
Ltd.
(f)
.................... 90 2,159
Hyundai Motor Co. ............. 163 25,641
KB Financial Group, Inc. ......... 2,433 101,509
Kia Corp.
(f)
.................. 358 27,685
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(f)
......... 24 2,245
Meritz Financial Group, Inc.
(f)
...... 644 29,464
NCSoft Corp.
(f)
................ 160 29,759
Samsung C&T Corp.
(f)
........... 293 29,390
Samsung Electronics Co. Ltd. ..... 1,088 66,038
Samsung Fire & Marine Insurance Co.
Ltd.
(f)
.................... 112 22,818
Samsung SDI Co. Ltd.
(f)
......... 85 30,948
SK Hynix, Inc. ................ 2,836 309,515
928,626
Spain — 0.5%
Aena SME SA
(a)(c)
.............. 41 7,442
Banco Santander SA ........... 14,371 60,109
Cellnex Telecom SA
(a)(c)
.......... 16,763 660,010
Endesa SA .................. 354 7,222
Industria de Diseno Textil SA ...... 1,054 45,990
Repsol SA .................. 745 11,051
791,824
Sweden — 0.4%
Assa Abloy AB, Class B ......... 6,974 200,985
Atlas Copco AB, Class A ......... 2,969 51,159
Evolution AB
(a)(c)
............... 437 52,051
Industrivarden AB, Class A ....... 354 11,574
Nibe Industrier AB, Class B ....... 1,031 7,240
SKF AB, Class B .............. 4,130 82,768
SSAB AB, Class A ............. 533 4,060
SSAB AB, Class B ............. 3,326 25,465
Security
Shares
Shares Value
Sweden (continued)
Telia Co. AB ................. 22,542 $ 57,514
Trelleborg AB, Class B .......... 736 24,703
Volvo Car AB, Class B
(f)
......... 3,844 12,467
529,986
Switzerland — 0.9%
Alcon, Inc. .................. 5,920 463,157
Barry Callebaut AG (Registered) .... 3 5,065
Clariant AG (Registered) ......... 1,998 29,520
Flughafen Zurich AG (Registered) ... 16 3,343
Geberit AG (Registered) ......... 4 2,568
Julius Baer Group Ltd. .......... 591 33,154
Kuehne + Nagel International AG
(Registered) ............... 286 98,698
Novartis AG (Registered) ........ 2,172 219,395
PSP Swiss Property AG (Registered) 45 6,291
Sika AG (Registered) ........... 176 57,389
Swiss Prime Site AG (Registered) ... 34 3,633
UBS Group AG (Registered) ...... 11,288 350,623
1,272,836
Taiwan — 0.7%
Acer, Inc. ................... 13,000 22,747
ASE Technology Holding Co. Ltd. ... 3,000 13,147
Asustek Computer, Inc. .......... 3,000 47,745
Chunghwa Telecom Co. Ltd. ...... 2,000 7,825
Compal Electronics, Inc. ......... 36,000 46,631
Eva Airways Corp. ............. 46,000 47,074
Far EasTone Telecommunications Co.
Ltd. ..................... 3,000 7,802
Lite-On Technology Corp. ........ 6,000 22,783
MediaTek, Inc. ................ 1,000 33,020
Novatek Microelectronics Corp. .... 1,000 16,819
Quanta Computer, Inc. .......... 15,000 109,206
Taiwan Mobile Co. Ltd. .......... 2,000 6,424
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 30,000 575,147
Wistron Corp. ................ 6,000 19,195
975,565
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 8,338 —
United Kingdom — 2.2%
AstraZeneca plc .............. 3,530 476,162
AstraZeneca plc, ADR .......... 2,972 200,164
Auto Trader Group plc
(a)(c)
........ 6,083 55,882
BAE Systems plc .............. 45,368 642,183
BP plc ..................... 5,552 32,913
British American Tobacco plc ...... 804 23,524
Burberry Group plc ............. 2,919 52,650
CNH Industrial NV ............. 3,156 38,702
Compass Group plc ............ 7,564 206,976
Direct Line Insurance Group plc
(f)
... 5,648 13,080
Genius Sports Ltd.
(f)
............ 5,166 31,926
Kingfisher plc ................ 4,422 13,701
Legal & General Group plc ....... 3,363 10,747
London Stock Exchange Group plc .. 1,006 118,921
NatWest Group plc ............. 10,201 28,414
Pearson plc ................. 3,469 42,609
RELX plc ................... 8,573 340,124
Rightmove plc ................ 632 4,646
Spirax-Sarco Engineering plc ...... 1,136 151,992
Tesco plc ................... 5,620 20,820
Unilever plc .................. 15,278 739,624
3,245,760

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 39.6%
3M Co. ..................... 1,038 $ 113,474
Abbott Laboratories ............ 5,056 556,514
AbbVie, Inc. ................. 534 82,754
Adobe, Inc.
(f)
................. 224 133,638
Advanced Micro Devices, Inc.
(f)
.... 3,836 565,465
AES Corp. (The) .............. 2,322 44,698
Air Products & Chemicals, Inc. ..... 1,593 436,163
Aiven, Inc.
(d)(f)
................ 647 52,096
Albemarle Corp. .............. 1,097 158,495
Allegion plc .................. 40 5,068
Alphabet, Inc., Class C
(f)(h)
........ 13,743 1,936,801
Altria Group, Inc. .............. 226 9,117
Amazon.com, Inc.
(f)(h)
........... 14,710 2,235,037
American Airlines Group, Inc.
(e)(f)
.... 970 13,328
American Express Co. .......... 240 44,962
American Tower Corp. .......... 2,282 492,638
American Water Works Co., Inc. .... 945 124,731
Amgen, Inc. ................. 101 29,090
ANSYS, Inc.
(f)
................ 709 257,282
Aon plc, Class A .............. 222 64,606
APA Corp. .................. 269 9,652
Apple, Inc. .................. 13,738 2,644,977
Applied Materials, Inc. .......... 3,161 512,303
Aptiv plc
(f)
................... 2,657 238,386
Archer-Daniels-Midland Co. ....... 3,811 275,230
Assurant, Inc. ................ 93 15,670
Astra Space, Inc., Class A
(f)
....... 390 889
AT&T, Inc. ................... 9,710 162,934
Atlassian Corp., Class A
(f)
........ 190 45,193
Autodesk, Inc.
(f)
............... 695 169,219
Ball Corp. ................... 180 10,354
Baxter International, Inc. ......... 265 10,245
Berkshire Hathaway, Inc., Class B
(f)
.. 202 72,045
Block, Inc., Class A
(f)
............ 1,178 91,118
Booking Holdings, Inc.
(f)
......... 72 255,400
Boston Scientific Corp.
(f)(h)
........ 13,242 765,520
Boyd Gaming Corp. ............ 62 3,882
Broadcom, Inc. ............... 94 104,928
Bunge Global SA .............. 3,614 364,833
Cadence Design Systems, Inc.
(f)
.... 1,320 359,528
California Resources Corp.
(e)
...... 634 34,667
Campbell Soup Co. ............ 40 1,729
Capital One Financial Corp. ....... 477 62,544
Cardinal Health, Inc. ............ 104 10,483
Caterpillar, Inc. ............... 87 25,723
Centene Corp.
(f)
............... 1,612 119,627
CF Industries Holdings, Inc. ....... 4,432 352,344
CH Robinson Worldwide, Inc. ..... 370 31,964
Charles Schwab Corp. (The) ...... 858 59,030
Charter Communications, Inc., Class
A
(e)(f)
.................... 691 268,578
Cheniere Energy, Inc. ........... 370 63,163
Chesapeake Energy Corp.
(e)
...... 119 9,156
Chevron Corp. ................ 2,541 379,016
Chubb Ltd. .................. 2,492 563,192
Cigna Group (The) ............. 53 15,871
Cisco Systems, Inc. ............ 793 40,062
Citigroup, Inc. ................ 1,770 91,049
Clorox Co. (The) .............. 266 37,929
CME Group, Inc., Class A ........ 164 34,538
Coca-Cola Co. (The) ........... 1,235 72,779
Colgate-Palmolive Co. .......... 221 17,616
Comcast Corp., Class A ......... 7,329 321,377
Comerica, Inc. ................ 104 5,804
ConocoPhillips ............... 5,047 585,805
Security
Shares
Shares Value
United States (continued)
Costco Wholesale Corp. ......... 986 $ 650,839
Coterra Energy, Inc. ............ 820 20,926
CRH plc .................... 4,675 321,730
Crowdstrike Holdings, Inc., Class A
(f)
. 1,026 261,958
Crown Holdings, Inc. ........... 153 14,090
Crown PropTech Acquisitions
(d)(f)
.... 1,464 469
Crown PropTech Acquisitions
(d)(f)
.... 317 —
Crown PropTech Acquisitions, Class A
(f)
845 8,999
CSL Ltd. .................... 326 63,553
Customers Bancorp, Inc.
(f)
........ 41 2,362
Datadog, Inc., Class A
(f)
......... 2,761 335,130
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/07/21, cost
$36,787)
(f)(g)(i)
............... —
(j)
182,182
Deere & Co. ................. 26 10,397
Dell Technologies, Inc., Class C .... 650 49,725
Delta Air Lines, Inc. ............ 5,316 213,863
Dexcom, Inc.
(f)
................ 1,958 242,968
Diamondback Energy, Inc. ........ 83 12,872
DR Horton, Inc. ............... 775 117,784
eBay, Inc. ................... 1,115 48,636
Ecolab, Inc. ................. 102 20,232
Edison International ............ 909 64,984
Edwards Lifesciences Corp.
(f)
...... 3,082 235,002
Electronic Arts, Inc. ............ 331 45,284
Element Solutions, Inc. .......... 1,362 31,517
Eli Lilly & Co. ................ 1,082 630,719
Enterprise Products Partners LP
(e)
.. 1,399 36,864
EOG Resources, Inc. ........... 886 107,162
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(d)(f)(g)
.......... 330 202,339
Equinix, Inc. ................. 85 68,458
Equity Residential ............. 367 22,446
Estee Lauder Cos., Inc. (The), Class A 148 21,645
Eversource Energy ............ 1,001 61,782
Experian plc ................. 681 27,782
Exxon Mobil Corp. ............. 163 16,297
F5, Inc.
(f)
.................... 1,603 286,905
Fair Isaac Corp.
(f)
.............. 47 54,708
Fanatics Holdings, Inc., Class A,
(Acquired 08/17/22, cost $301,006)
(d)
(f)(g)
..................... 4,437 327,273
Farmers Business Network, Inc.
(d)(f)
.. 2,421 9,490
Fastenal Co. ................. 627 40,611
Ferguson plc ................. 139 26,622
First Citizens BancShares, Inc., Class A 9 12,771
Floor & Decor Holdings, Inc., Class A
(f)
1,480 165,109
Ford Motor Co. ............... 4,423 53,916
Fortinet, Inc.
(f)
................ 4,319 252,791
Fortive Corp. ................. 7,495 551,857
Franklin Resources, Inc. ......... 3,039 90,532
Freeport-McMoRan, Inc. ......... 9,849 419,272
General Dynamics Corp. ......... 368 95,559
General Motors Co. ............ 3,971 142,638
Gilead Sciences, Inc. ........... 1,282 103,855
Golden Entertainment, Inc. ....... 109 4,352
Goldman Sachs Group, Inc. (The) .. 94 36,262
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(f)(g)
.... 67,553 68,904
Green Plains, Inc.
(f)
............ 1,170 29,507
GSK plc .................... 1,584 29,255
Hartford Financial Services Group, Inc.
(The) .................... 621 49,916
HawkEye 360, Inc.
(d)(f)
........... 4,447 41,980
HCA Healthcare, Inc. ........... 228 61,715

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Healthpeak Properties, Inc. ....... 3,164 $ 62,647
Hewlett Packard Enterprise Co. .... 649 11,020
Hilton Worldwide Holdings, Inc. .... 1,154 210,132
Holcim AG .................. 720 56,550
Home Depot, Inc. (The) ......... 163 56,488
Hormel Foods Corp. ............ 86 2,761
Humana, Inc. ................ 1,989 910,584
iHeartMedia, Inc., Class A
(f)
....... 60 160
Illinois Tool Works, Inc. .......... 75 19,645
Incyte Corp.
(f)
................ 282 17,707
Informatica, Inc., Class A
(f)
........ 2,371 67,313
Ingersoll Rand, Inc. ............ 8,912 689,254
Insulet Corp.
(f)
................ 474 102,849
Intel Corp. .................. 1,537 77,234
International Paper Co. .......... 2,610 94,351
Intuit, Inc. ................... 357 223,136
Intuitive Surgical, Inc.
(f)
.......... 1,322 445,990
Invesco Ltd. ................. 4,549 81,154
J M Smucker Co. (The) .......... 669 84,548
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(f)(g)
........ 6,968 —
Johnson & Johnson ............ 2,865 449,060
Johnson Controls International plc .. 283 16,312
JPMorgan Chase & Co. ......... 6,591 1,121,129
Juniper Networks, Inc. .......... 80 2,358
Kellanova ................... 133 7,436
Kenvue, Inc. ................. 10,004 215,386
Keysight Technologies, Inc.
(f)
...... 670 106,590
Kimberly-Clark Corp. ........... 631 76,673
Kinder Morgan, Inc. ............ 70 1,235
KLA Corp. ................... 432 251,122
Lam Research Corp. ........... 137 107,307
Las Vegas Sands Corp. ......... 2,011 98,961
Latch, Inc.
(f)
.................. 4,082 2,735
Leidos Holdings, Inc. ........... 183 19,808
Lennar Corp., Class A ........... 1,027 153,064
Liberty Media Corp.-Liberty Live, Class
A
(f)
...................... 927 33,882
Liberty Media Corp.-Liberty Live, Class
C
(f)
..................... 887 33,165
Linde plc ................... 173 71,053
Lions Gate Entertainment Corp., Class
A
(f)
...................... 2,412 26,291
LKQ Corp. .................. 9,031 431,591
Lockheed Martin Corp. .......... 1,173 531,651
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(f)(g)
.............. 1,457 3,395
LPL Financial Holdings, Inc. ....... 1,863 424,056
Lululemon Athletica, Inc.
(f)
........ 37 18,918
M/I Homes, Inc.
(f)
.............. 390 53,719
Marathon Oil Corp. ............. 762 18,410
Marathon Petroleum Corp. ....... 455 67,504
MarketAxess Holdings, Inc. ....... 204 59,741
Marsh & McLennan Cos., Inc.
(h)
.... 4,258 806,763
Marvell Technology, Inc. ......... 925 55,787
Masco Corp. ................. 1,704 114,134
Masimo Corp.
(f)
............... 578 67,747
Mastercard, Inc., Class A ......... 2,726 1,162,666
Match Group, Inc.
(f)
............ 319 11,643
McCormick & Co., Inc. (Non-Voting) . 971 66,436
McDonald's Corp.
(h)
............ 1,936 574,043
McKesson Corp. .............. 75 34,723
Merck & Co., Inc. .............. 7,395 806,203
Meta Platforms, Inc., Class A
(f)
..... 901 318,918
MetLife, Inc. ................. 777 51,383
Security
Shares
Shares Value
United States (continued)
Mettler-Toledo International, Inc.
(f)
... 98 $ 118,870
MGM Resorts International
(f)
...... 4,401 196,637
Microchip Technology, Inc. ........ 82 7,395
Micron Technology, Inc. .......... 5,588 476,880
Microsoft Corp.
(h)
.............. 10,874 4,089,059
Mirion Technologies, Inc., Class A
(f)
.. 20,100 206,025
Mirion Technologies, Inc., Class A
(f)
.. 1,997 20,469
Molson Coors Beverage Co., Class B 31 1,898
Moody's Corp. ................ 33 12,888
Morgan Stanley ............... 777 72,455
Mr Cooper Group, Inc.
(f)
......... 798 51,966
MSCI, Inc. .................. 185 104,645
Nasdaq, Inc. ................. 1,576 91,629
Nestle SA (Registered) .......... 9,928 1,150,853
Netflix, Inc.
(f)
................. 211 102,732
NextEra Energy, Inc. ........... 7,684 466,726
NIKE, Inc., Class B ............ 1,040 112,913
Northrop Grumman Corp. ........ 1,635 765,409
Nucor Corp. ................. 315 54,823
NVIDIA Corp. ................ 2,355 1,166,243
Omnicom Group, Inc. ........... 132 11,419
Opendoor Technologies, Inc.
(f)
..... 5,720 25,626
O'Reilly Automotive, Inc.
(f)
........ 2 1,900
PACCAR, Inc. ................ 611 59,664
Packaging Corp. of America ...... 60 9,775
Palo Alto Networks, Inc.
(f)
........ 944 278,367
Park Hotels & Resorts, Inc. ....... 810 12,393
Paycom Software, Inc. .......... 399 82,481
Peloton Interactive, Inc., Class A
(f)
... 4,129 25,146
PepsiCo, Inc. ................ 791 134,343
Pfizer, Inc. .................. 11,276 324,636
Phillips 66 ................... 271 36,081
Playstudios, Inc.
(f)
............. 6,121 16,588
Progressive Corp. (The) ......... 4,021 640,465
Prologis, Inc. ................. 892 118,904
QUALCOMM, Inc. ............. 309 44,691
Regeneron Pharmaceuticals, Inc.
(f)
.. 24 21,079
ResMed, Inc. ................ 395 67,948
Roche Holding AG ............. 1,048 304,647
Rockwell Automation, Inc. ........ 1,357 421,321
Rollins, Inc. .................. 2,333 101,882
Roper Technologies, Inc. ......... 10 5,452
Royal Caribbean Cruises Ltd.
(f)
..... 683 88,442
RXO, Inc.
(f)
.................. 413 9,606
S&P Global, Inc. .............. 579 255,061
Salesforce, Inc.
(f)
.............. 2,632 692,584
Sanofi SA ................... 2,089 207,590
Sarcos Technology & Robotics Corp.
(f)
115 83
Sarcos Technology & Robotics Corp.
(f)
4,596 3,315
Sarcos Technology & Robotics Corp.
(f)
228 164
Schlumberger NV ............. 2,246 116,882
Schneider Electric SE ........... 136 27,378
Seagate Technology Holdings plc ... 536 45,758
Sempra .................... 10,801 807,159
Skyworks Solutions, Inc. ......... 417 46,879
Snap-on, Inc. ................ 19 5,488
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(f)(g)
............ 529 4,602
Sonder Holdings, Inc., Class A
(f)
.... 317 1,075
Space Exploration Technologies Corp.,
Class A, (Acquired 08/21/23, cost
$65,367)
(d)(f)(g)
.............. 807 65,367
Space Exploration Technologies Corp.,
Class C, (Acquired 08/21/23, cost
$70,227)
(d)(f)(g)
.............. 867 70,227

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Starbucks Corp. ............... 2,731 $ 262,203
Sun Country Airlines Holdings, Inc.
(f)
. 7,468 117,472
Synchrony Financial ............ 3,441 131,412
T. Rowe Price Group, Inc. ........ 448 48,245
Tapestry, Inc. ................. 1,486 54,700
TE Connectivity Ltd. ............ 2,309 324,415
Teleflex, Inc. ................. 88 21,942
Tesla, Inc.
(f)(h)
................. 666 165,488
Texas Capital Bancshares, Inc.
(f)
.... 140 9,048
Thermo Fisher Scientific, Inc.
(h)
..... 1,375 729,836
TJX Cos., Inc. (The) ............ 6,057 568,207
TransDigm Group, Inc. .......... 118 119,369
Transocean Ltd.
(f)
.............. 9,067 57,575
Travelers Cos., Inc. (The) ........ 288 54,861
Uber Technologies, Inc.
(f)
......... 880 54,182
United Airlines Holdings, Inc.
(f)
..... 5,122 211,334
United Parcel Service, Inc., Class B . 2,104 330,812
UnitedHealth Group, Inc. ......... 1,842 969,758
Universal Health Services, Inc., Class B 194 29,573
Valero Energy Corp. ............ 3,099 402,870
Veralto Corp.
(e)
............... 3,518 289,391
VeriSign, Inc.
(f)
................ 783 161,267
Verisk Analytics, Inc. ............ 742 177,234
Verizon Communications, Inc. ..... 3,502 132,025
Vertex Pharmaceuticals, Inc.
(f)
..... 104 42,317
Viatris, Inc. .................. 1,963 21,259
VICI Properties, Inc. ............ 1,600 51,008
Visa, Inc., Class A
(e)
............ 1,344 349,910
Vulcan Materials Co. ........... 1,470 333,705
Walmart, Inc. ................. 4,574 721,091
Walt Disney Co. (The)
(f)
.......... 6,636 599,164
WEC Energy Group, Inc. ......... 394 33,163
Wells Fargo & Co. ............. 9,527 468,919
Williams Cos., Inc. (The) ......... 240 8,359
Willis Towers Watson plc ......... 226 54,511
Workday, Inc., Class A
(f)
......... 15 4,141
Wynn Resorts Ltd. ............. 198 18,040
Xcel Energy, Inc. .............. 401 24,826
Yum! Brands, Inc. ............. 27 3,528
Zoetis, Inc., Class A ............ 919 181,383
Zscaler, Inc.
(f)
................ 777 172,152
58,439,304
Total Common Stocks — 60.5%
(Cost: $80,423,916) .............................. 89,301,733
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.3%
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 19 20,212
Oceana Australian Fixed Income Trust
(d)
12.00%, 07/31/25 ........... AUD 32 21,780
12.50%, 07/31/26 ........... 47 32,047
12.50%, 07/31/27 ........... 79 53,905
Quintis Australia Pty. Ltd.
(a)(d)(k)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 463 283,479
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
411,423
Security
Par (000)
Par (000) Value
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(l)
.......... EUR 100 $ 86,798
10.50%, 03/30/29
(a)
.......... 100 119,751
206,549
Canada — 0.3%
Garda World Security Corp.
(a)
9.50%, 11/01/27 ............ USD 10 10,082
7.75%, 02/15/28 ............ 7 7,242
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 386 403,021
Rogers Communications, Inc., 3.80%
,
03/15/32 ................. 16 14,724
435,069
China — 0.1%
NXP BV
4.40%, 06/01/27 ............ 37 36,531
3.40%, 05/01/30 ............ 16 14,678
5.00%, 01/15/33 ............ 30 29,968
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 106,174
187,351
France — 0.2%
(c)
Forvia SE, 2.75%
,
02/15/27 ....... EUR 100 105,491
Iliad Holding SASU, 5.63%
,
10/15/28 100 110,667
216,158
Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 144 158,177
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.96%
,
01/15/27
(a)(b)
.... 102 112,396
Douglas GmbH, 6.00%
,
04/08/26
(c)
.. 100 108,970
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 17.25% PIK),
10/01/26
(c)(k)
............... 100 106,862
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ 28 29,670
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 100 106,730
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 31 30,952
653,757
India — 0.1%
REI Agro Ltd.
(f)(l)(m)
5.50%, 11/13/14
(a)
........... USD 220 1,100
5.50%, 11/13/14
(c)(d)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 189,813
190,913
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 ............ EUR 100 106,349
7.38%, 09/15/29 ............ 100 120,575
226,924
Italy — 0.4%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ 129 140,829
Cerved Group SpA, (3-mo. EURIBOR
at 5.25% Floor + 5.25%), 9.18%
,
02/15/29
(a)(b)
............... 100 106,675

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.43%
,
04/30/27
(a)(b)
............... EUR 178 $ 177,344
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 105,327
530,175
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
100 66,234
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 101 107,735
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 100 103,992
277,961
Netherlands — 0.1%
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
100 98,592
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(n)
..................... USD 200 191,250
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(d)(f)(l)(m)
............ 800 34,000
United Arab Emirates — 0.0%
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 30 30,000
United Kingdom — 1.4%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $67,920)
(d)
(g)
...................... GBP 55 68,035
BCP V Modular Services Finance II plc
4.75%, 11/30/28
(c)
........... EUR 100 101,976
6.13%, 11/30/28
(a)
........... GBP 100 113,763
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 115,848
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(c)
................ GBP 200 236,043
Boparan Finance plc, 7.63%
,
11/30/25
(c)
100 112,807
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 100 108,291
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 200 198,802
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 100 118,580
5.50%, 06/15/27
(c)
........... 100 118,581
eG Global Finance plc, 11.00%
,
11/30/28
(a)
................ EUR 100 117,295
HSBC Holdings plc, (3-mo. EURIBOR +
1.45%), 3.02%
,
06/15/27
(b)(c)
.... 100 108,998
Kane Bidco Ltd., 5.00%
,
02/15/27
(a)
. 100 105,455
National Grid plc, 0.16%
,
01/20/28
(c)
. 100 97,749
Punch Finance plc, 6.13%
,
06/30/26
(c)
GBP 100 118,383
Virgin Media Secured Finance plc,
5.00%
,
04/15/27
(c)
........... 100 123,914
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 100 117,122
2,081,642
United States — 4.5%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 13 11,586
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
18 17,612
Security
Par (000)
Par (000) Value
United States (continued)
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... USD 10 $ 10,644
American Tower Corp.
0.45%, 01/15/27 ............ EUR 100 100,950
5.25%, 07/15/28 ............ USD 72 73,129
Amgen, Inc.
5.15%, 03/02/28 ............ 99 101,351
2.30%, 02/25/31 ............ 16 13,687
2.00%, 01/15/32 ............ 16 13,119
3.35%, 02/22/32 ............ 49 44,776
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 15 15,187
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 97,748
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... USD 37 31,772
(1-day SOFR + 2.15%), 2.59%,
04/29/31 ............... 26 22,407
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 8 6,544
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 23 18,673
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 8 8,440
Becton Dickinson & Co., 3.70%
,
06/06/27 ................. 37 35,855
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 112,647
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 29 29,568
Broadcom Corp., 3.88%
,
01/15/27 .. 23 22,446
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 42 37,676
4.15%, 11/15/30 ............ 16 15,283
2.45%, 02/15/31
(a)
........... 17 14,536
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 54 53,639
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 15 13,247
Churchill Downs, Inc., 5.75%
,
04/01/30
(a)
................ 17 16,575
Citigroup, Inc.
(b)
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30 .......... 8 7,591
(1-day SOFR + 1.15%), 2.67%,
01/29/31 ............... 30 26,023
(1-day SOFR + 2.11%), 2.57%,
06/03/31 ............... 33 28,189
(1-day SOFR + 1.17%), 2.56%,
05/01/32 ............... 22 18,355
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 30 29,094
8.38%, 07/01/28 ............ 73 76,208
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 30 28,573
9.00%, 09/30/29 ............ 7 6,653
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 20 18,647
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 24 19,560
Concentrix Corp., 6.65%
,
08/02/26 .. 25 25,625
Coty, Inc.
3.88%, 04/15/26
(c)
........... EUR 100 109,965
6.63%, 07/15/30
(a)
........... USD 7 7,191
Crown Castle, Inc., 2.90%
,
03/15/27 . 26 24,314

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CSC Holdings LLC, 5.25%
,
06/01/24 . USD 92 $ 90,059
Dell International LLC
4.00%, 07/15/24 ............ 22 21,807
5.25%, 02/01/28 ............ 29 29,721
DISH DBS Corp., 5.88%
,
11/15/24 .. 18 16,880
DISH Network Corp., 0.00%
,
12/15/25
(l)
(o)
...................... 33 20,460
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 5 5,038
Elevance Health, Inc., 3.65%
,
12/01/27 82 79,539
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5 5,152
7.50%, 06/01/30 ............ 10 10,750
Equinix, Inc., 1.55%
,
03/15/28 ..... 34 29,825
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 118 121,404
Evergy, Inc., 4.50%
,
12/15/27
(a)(l)
.... 6 6,159
FLYR, Inc.
(d)
(1-mo. CME Term SOFR + at
0 . 50 % Floor + 5.00%), 8.00%,
05/10/27
(b)
.............. 50 46,359
8.00%, 08/10/27 ............ 102 116,482
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 5,135
FREED Corp., 12.00%
,
11/30/28
(d)
.. 438 424,860
FreeWire Technologies, Inc., (3-mo.
CME Term SOFR + 11.00%),
16.39%
,
04/26/25
(b)(d)
......... 66 69,244
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 30 28,983
8.75%, 05/15/30 ............ 57 58,637
8.63%, 03/15/31 ............ 55 56,078
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 66 63,847
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 42,750
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3 2,820
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 11,010
General Mills, Inc., 0.13%
,
11/15/25 . EUR 100 104,207
Goldman Sachs Group, Inc. (The),
0.25%
,
01/26/28
(c)
........... 32 31,278
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. USD 35 16,929
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 6 4,627
HCA, Inc.
5.63%, 09/01/28 ............ 40 40,935
3.50%, 09/01/30 ............ 42 38,074
Homes by WestBay LLC, 9.50%
,
04/30/27
(d)
................ 146 137,970
JPMorgan Chase & Co.
(b)
Series KK, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(n)
... 6 5,491
(1-day SOFR + 1.57%), 6.09%,
10/23/29 ............... 26 27,337
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ 325 315,672
Lessen, Inc., (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(b)(d)
.. 151 137,956
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ USD 51 $ 30,600
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 59 62,761
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(l)
................ 27 1,350
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 142 106,230
Lowe's Cos., Inc., 2.63%
,
04/01/31 .. 16 14,001
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 137 139,422
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 100 105,901
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... USD 41 39,101
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... 3 2,623
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 9 7,346
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 5 4,963
5.50%, 08/15/28 ............ 35 33,655
5.13%, 12/15/30 ............ 31 28,028
NCR Atleos Escrow Corp., 9.50%
,
04/01/29
(a)
................ 30 31,875
Netflix, Inc.
3.63%, 05/15/27 ............ EUR 100 111,647
4.88%, 04/15/28 ............ USD 29 29,388
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(p)
............... 17 15,852
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
15 13,822
Northern States Power Co., 4.50%
,
06/01/52 ................. 35 32,170
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
5 5,285
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 212,279
Oncor Electric Delivery Co. LLC,
4.10%
,
11/15/48 ............ 21 18,030
ONEOK Partners LP, 4.90%
,
03/15/25 79 78,540
Oracle Corp.
2.30%, 03/25/28 ............ 40 36,447
2.95%, 04/01/30 ............ 26 23,466
2.88%, 03/25/31 ............ 58 51,379
Paramount Global
7.88%, 07/30/30 ............ 10 10,839
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 39 35,100
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 21 21,617
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 37 38,353
7.00%, 01/15/32 ............ 15 15,475
Pfizer Investment Enterprises Pte. Ltd.,
4.75%
,
05/19/33 ............ 19 19,043
PG&E Corp., 4.25%
,
12/01/27
(a)(l)
... 22 23,056
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
89 83,121
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 14,833
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)
5 4,888
Rand Parent LLC, 8.50%
,
02/15/30
(a)
67 64,074
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 65 66,463
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 7 6,720

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
8.63%, 06/01/27 ............ USD 60 $ 54,601
11.25%, 12/15/27 ........... 46 45,196
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 51 55,005
8.50%, 07/15/31
(a)
........... 29 31,474
9.63%, 12/01/32 ............ 45 51,457
Service Properties Trust
4.50%, 03/15/25 ............ 16 15,620
7.50%, 09/15/25 ............ 23 23,256
8.63%, 11/15/31
(a)
........... 46 48,182
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 22 22,797
Sonder Holdings Inc., (3-mo. CME Term
SOFR at 1.00% Floor + 9.00%),
14.61%
,
01/19/27
(b)(d)
......... 155 134,837
Southern California Edison Co., 5.30%
,
03/01/28 ................. 36 36,948
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 40 43,771
9.75%, 11/15/30 ............ 89 95,673
Stem, Inc., 0.50%
,
12/01/28
(a)(l)
..... 6 3,047
Tapestry, Inc., 7.35%
,
11/27/28 ..... 25 26,225
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 43 36,711
T-Mobile USA, Inc.
4.95%, 03/15/28 ............ 25 25,336
3.50%, 04/15/31 ............ 24 21,940
2.70%, 03/15/32 ............ 38 32,384
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 12 12,450
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 11 11,910
Uber Technologies, Inc., Series 2028,
0.88%
,
12/01/28
(a)(l)
.......... 115 125,063
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 38 38,525
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 25 25,790
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 48 46,440
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 79 77,925
7.75%, 10/15/31 ............ 35 36,351
Wells Fargo & Co.
1.50%, 05/24/27
(c)
........... EUR 100 103,588
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 59 58,567
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 61 59,748
6,629,120
Total Corporate Bonds — 8.4%
(Cost: $14,189,429) .............................. 12,400,884
Fixed Rate Loan Interests
United States — 0.1%
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(d)
.. 125 119,248
Total Fixed Rate Loan Interests — 0.1%
(Cost: $123,820) ................................ 119,248
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
France — 0.2%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.91%
,
 11/17/27
(b)
........... EUR 214 $ 235,721
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.19%
,
 07/06/27 ...... GBP 38 46,263
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 7.00%),
10.95%
,
 07/06/27 ........... EUR 64 66,603
112,866
Netherlands — 0.4%
(b)
Cypher Bidco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.50%),
8.60%
,
 01/01/28
(d)
........... 154 160,595
Sigma Holdco BV, Facility Term Loan,
(6-mo. SONIA + 5.75%), 10.96% -
10.98%
,
 01/02/28 ........... GBP 109 131,739
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.93%
,
 01/31/29 ............ EUR 311 333,803
626,137
United Kingdom — 0.0%
Market Bidco Ltd., Facility Term Loan
B1, 11/04/27
(b)(q)
............. 50 52,308
United States — 1.0%
(b)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.75%), 10.22%
,
 02/02/26 .... USD 73 67,214
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Cap + 5.60%), 10.81%
,
 02/01/30 . 86 84,355
American Auto Auction Group LLC,
1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.75% Cap + 5.00%),
10.50%
,
 12/30/27 ........... 13 12,770
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27
(d)
..... 4 —
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Cap + 3.50%),
9.16%
,
 04/05/28 ............ 18 13,867
DirecTV Financing LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Cap + 5.00%), 10.65%
,
 08/02/27 . 38 38,302
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Cap + 5.25%), 10.71%
,
 12/21/28
(d)
28 25,034
DS Parent, Inc., Term Loan B, (6-mo.
CME Term SOFR at 0.75% Cap +
5.75%), 11.21%
,
 12/10/28 ...... 40 39,538
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.11%
,
 09/03/30 78 77,863
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.79%
,
 12/29/27 32 28,190

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Galaxy Universal LLC, Term Loan, (3-
mo. SONIA at 1.00% Floor + 5.75%),
11.28%
,
 11/12/26
(d)
.......... USD 197 $ 193,517
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.28%
,
 08/31/27 ........... 92 60,530
Green Plains Operating Co. LLC, Term
Loan, (3-mo. CME Term SOFR +
8.00%), 13.52%
,
 07/20/26
(d)
..... 113 108,711
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.50%),
12.15%
,
 03/19/27
(d)
.......... 4 3,740
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.25%),
11.86%
,
 03/19/27
(d)
.......... 20 19,510
Helios Service Partners LLC,
Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR at
1.00% Floor + 6.50%), 12.13% -
12.17%
,
 03/19/27
(d)
.......... 17 16,743
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.25%), 11.89%
,
 03/19/27
(d)
..... 20 19,813
Hydrofarm Holdings Group, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 5.50%),
11.15%
,
 10/25/28
(d)
.......... 21 16,464
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.61%
,
 04/26/28 .. 35 34,389
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Cap + 4.75%), 10.22%
,
 10/04/28 . 16 15,391
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.00%),
11.54%
,
 12/22/26 ........... 15 14,709
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.22%
,
 03/01/27 ............ 25 23,714
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Cap + 7.50%),
13.15%
,
 09/03/26 ........... 26 18,960
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.01%
Cap + 6.00%), 11.45%
,
 01/24/30 . 4 3,200
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.34%
,
 03/06/28 ........... EUR 224 244,984
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(d)
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61%, 03/19/27 USD 37 37,387
(1-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.6 1%, 03/19/27 6 6,255
Orion Group HoldCo LLC, Term Loan
(d)
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.61%, 03/19/27 3 3,198
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.6 1%, 03/19/27 1 625
Security
Par (000)
Par (000) Value
United States (continued)
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.86%
,
 06/28/30
(d)
........... USD 32 $ 32,000
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 4.75%),
10.22%
,
 04/27/28 ........... 44 32,687
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 7.75%),
13.22%
,
 04/27/29 ........... 50 30,250
Roper Industrial Products Investment
Co. LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap +
4.00%), 9.35%
,
 11/22/29 ....... 75 75,544
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR
at 0.75% Floor + 4.00%), 9.46% -
9.47%
,
 03/16/27 ............ 57 56,598
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap +
3.50%), 8.96%
,
 04/03/28 ...... 34 30,515
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Cap +
5.00%), 10.43%
,
 01/21/29 ...... 32 31,815
Xerox Corp., Term Loan B, (1-mo.
CME Term SOFR + 4.00%),
9.36%
,
 11/15/29 ............ 17 16,979
1,535,361
Total Floating Rate Loan Interests — 1.7%
(Cost: $2,667,389) .............................. 2,562,393
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ 30 11,694
0.75%, 07/09/30
(p)
........... 295 117,990
3.62%, 07/09/35
(p)
........... 331 111,932
4.25%, 01/09/38
(p)
........... 119 46,876
288,492
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 1 184,970
10.00%, 01/01/27 ........... 2 437,671
622,641
Colombia — 0.2%
Republic of Colombia
5.75%, 11/03/27 ............ COP 196,300 44,816
6.00%, 04/28/28 ............ 687,300 156,153
7.00%, 03/26/31 ............ 558,800 124,317
325,286
Czech Republic — 0.2%
Czech Republic
2.75%, 07/23/29 ............ CZK 4,140 175,576
5.00%, 09/30/30 ............ 3,440 165,154
340,730
Hungary — 0.1%
Hungary Government Bond, 6.75%
,
10/22/28 ................. HUF 30,430 90,969

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia — 0.4%
Republic of Indonesia
5.50%, 04/15/26 ............ IDR 523,000 $ 33,322
8.38%, 09/15/26 ............ 824,000 56,139
7.00%, 05/15/27 ............ 2,411,000 159,486
8.25%, 05/15/36 ............ 2,362,000 173,733
7.13%, 06/15/38 ............ 3,161,000 214,744
637,424
Mexico — 0.1%
United Mexican States
8.50%, 03/01/29 ............ MXN 7 39,919
7.50%, 05/26/33 ............ 28 150,477
8.50%, 11/18/38 ............ 5 30,613
221,009
Poland — 0.4%
Republic of Poland
2.50%, 07/25/26 ............ PLN 1,017 243,449
2.75%, 10/25/29 ............ 1,213 275,367
518,816
South Africa — 0.4%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 4,672 267,289
8.00%, 01/31/30 ............ 1,869 93,991
7.00%, 02/28/31 ............ 1,796 82,233
9.00%, 01/31/40 ............ 2,023 86,170
8.75%, 01/31/44 ............ 835 33,816
563,499
Spain — 1.8%
Bonos y Obligaciones del Estado
(a)(c)
2.55%, 10/31/32 ............ EUR 1,896 2,041,767
3.15%, 04/30/33 ............ 119 133,545
3.90%, 07/30/39 ............ 176 205,782
2.90%, 10/31/46 ............ 173 172,512
3.45%, 07/30/66 ............ 140 144,105
2,697,711
United Kingdom — 0.4%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 146 173,517
0.50%, 10/22/61 ............ 804 346,616
520,133
Total Foreign Government Obligations — 4.6%
(Cost: $6,845,263) .............................. 6,826,710
Shares
Shares
Investment Companies
Invesco Municipal Opportunity Trust . 703 6,756
Invesco Municipal Trust ......... 699 6,661
Invesco QQQ Trust 1, Series 1
(e)
.... 1,800 737,136
Invesco Quality Municipal Income Trust 692 6,581
Invesco S&P 500 Equal Weight ETF . 2,011 317,336
Invesco Trust for Investment Grade
Municipals ................ 688 6,804
Invesco Value Municipal Income Trust 689 8,082
iShares 0-5 Year TIPS Bond ETF
(r)
.. 1,425 140,491
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(e)(r)
....... 872 96,496
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(e)(h)(r)
........ 17,203 1,532,099
iShares Latin America 40 ETF
(r)
.... 2,948 85,669
iShares MSCI Brazil ETF
(e)(r)
...... 3,320 116,067
Security
Shares
Shares Value
iShares MSCI Emerging Markets ETF
(e)
(r)
....................... 429 $ 17,250
iShares Russell Mid-Cap Growth ETF
(e)
(r)
....................... 377 39,381
Nuveen Municipal Value Fund, Inc. .. 1,146 9,856
SPDR Bloomberg High Yield Bond
ETF
(e)
................... 599 56,743
VanEck JPMorgan EM Local Currency
Bond ETF
(e)
............... 8,227 208,555
VanEck Semiconductor ETF
(e)
..... 442 77,292
Total Investment Companies — 2.4%
(Cost: $3,299,605) .............................. 3,469,255
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.74%, 01/25/42 ............ USD 17 16,932
JP Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 314 256,604
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 188 164,171
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 50,597
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.55% Floor +
2.55%), 7.91%, 10/25/39 ....... 96 95,804
584,108
Commercial Mortgage-Backed Securities — 1.7%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.61%,
01/19/37
(a)(b)
............... 100 98,385
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.73%, 12/15/34
(a)(b)
100 93,671
United States — 1.6%
BANK, Series 2017-BNK9, Class A4,
3.54%, 11/15/54 ............ 17 16,392
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.23%, 04/15/36 ... 15 14,708
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.58%, 04/15/36 ... 27 26,085
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.83%, 04/15/36 ... 37 35,711
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.08%, 04/15/36 ... 33 31,590

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.58%, 04/15/36 ... USD 37 $ 34,930
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.38%, 04/15/36 ... 24 22,708
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.28%, 04/15/36 ... 39 36,344
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.38%, 04/15/36 .. 18 16,738
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 36,758
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.76%), 8.13%, 10/15/36 ... 85 83,613
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.28%, 06/15/38 ... 99 94,624
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.28%, 05/15/38 ... 76 71,595
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.72%, 10/15/38 ... 95 90,965
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 64 55,703
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 89 75,335
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.72%, 10/15/36 ... 100 94,477
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.73%, 01/15/34 ... 15 14,789
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.48%, 01/15/34 ... 31 29,678
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 8,250
Citigroup Commercial Mortgage Trust,
Series 2018-C6, Class A4, 4.41%,
11/10/51 .................. 16 15,019
Commercial Mortgage Trust, Series
2014-CR21, Class A3, 3.53%,
12/10/47 ................. 29 28,163
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. 94 79,189
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. CME Term
SOFR at 2.00% Floor + 2.30%),
7.66%, 05/15/35
(a)(b)
.......... 91 88,661
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.73%, 07/15/38 ... 190 187,074
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.33%, 07/15/38 ... 95 93,417
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor +
3.05%), 8.41%, 11/15/36
(a)(b)
.... USD 100 $ 96,887
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 29,526
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 32,690
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.56%), 7.93%, 04/15/38 ... 60 58,038
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.06%), 8.43%, 04/15/38 ... 20 19,343
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.54%, 09/15/39 ... 14 14,030
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.48%, 11/15/38 ... 121 117,478
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.73%, 11/15/38 .. 130 124,714
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 7.58%, 04/15/38
(a)(b)
.... 144 141,563
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, (1-mo.
LIBOR USD + 0.00%), 4.32%,
05/15/48
(b)
.............. 10 8,748
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 25,639
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............. 17 14,846
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 25,086
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 8.10%, 11/15/38 ... 96 91,150
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 8.09%, 11/15/36 ... 100 95,231
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 7.40%, 07/15/36
(a)(b)
25 24,309
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 8,763
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 28,330
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 8,738

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... USD 10 $ 8,776
2,356,401
Total Non-Agency Mortgage-Backed Securities — 2.1%
(Cost: $3,403,764) .............................. 3,132,565
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(d)(f)(s)
............. 166 145,153
Total Other Interests — 0.1%
(Cost: $167,154) .................................. 145,153
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(n)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 6 5,150
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.68% ................... 31 24,606
29,756
Total Capital Trusts — 0.0%
(Cost: $33,877) ................................ 29,756
Shares
Shares
Preferred Stocks — 2.2%
Brazil — 0.2%
Cia Energetica de Minas Gerais
(Preference) ............... 14,550 34,267
Gerdau SA (Preference) ......... 4,421 21,312
Neon Payments Ltd.
(d)(f)
.......... 319 184,280
239,859
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(f)(g)
.... 2,458 401,137
Germany — 0.2%
Dr. Ing h c F Porsche AG (Preference) 1,601 141,011
FUCHS SE (Preference) ......... 77 3,426
Porsche Automobil Holding SE
(Preference) ............... 196 10,016
Volkswagen AG (Preference) ...... 343 42,277
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(f)(g)
.......... 30 111,571
308,301
Security
Shares
Shares Value
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(f)(g)
..................... 32 $ 6,710
Israel — 0.1%
(d)(f)(g)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost $89,710) 14,760 81,180
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost $84,498) 11,985 69,873
151,053
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)(f)
(g)
...................... 228 —
United Kingdom — 0.0%
10X Future Technologies Holdings Ltd.,
Series D
(d)(f)
................ 4,842 81,283
United States — 1.4%
Breeze Aviation Group, Inc., Series B,
(Acquired 07/30/21, cost $127,466)
(d)
(f)(g)
..................... 236 50,506
Caresyntax, Inc., Series C-2
(d)(f)
.... 510 49,939
Caresyntax, Inc., Series C-3
(d)(f)
.... 73 6,059
Databricks, Inc., Series F, (Acquired
02/01/21, cost $88,431)
(d)(f)(g)
.... 6,177 477,235
Databricks, Inc., Series G, (Acquired
10/22/19, cost $102,873)
(d)(f)(g)
... 1,740 134,432
Dream Finders Homes, Inc., 9.00%
(d)
285 270,394
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $62,470)
(d)(f)(g)
.... 10,664 28,153
GM Cruise Holdings LLC, Series G,
(Acquired 03/25/21, cost $76,178)
(d)(f)
(g)
...................... 2,891 35,241
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(f)(g)
.... 51,330 132,945
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(f)(g)
.... 3,376 8,744
Lessen Holdings, Inc., Series B
(d)(f)
.. 8,296 53,970
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(d)(f)(g)
.... 10,057 98,056
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $19,100)
(d)(f)(g)
.... 955 11,059
Lookout, Inc., Series F, (Acquired
09/19/14, cost $243,061)
(d)(f)(g)
... 21,278 95,113
MNTN Digital, Series D, (Acquired
11/05/21, cost $54,841)
(d)(f)(g)
.... 2,388 30,208
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(f)(g)
.... 70 —
Noodle Partners, Inc., Series C,
(Acquired 08/26/21, cost $73,361)
(d)(f)
(g)
...................... 8,220 38,059
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(f)(g)
.... 1,532 43,539
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(d)(f)
(g)
...................... 3,017 60,400
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)(f)
(g)
...................... 1,720 109,874
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(d)(f)
(g)
...................... 554 35,389
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(f)(g)
.... 1,894 16,478

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(f)(g)
.............. 12,134 $ 38,707
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(f)(g)
............... 1,487 4,922
Verge Genomics, Series B, (Acquired
11/05/21, cost $65,876)
(d)(f)(g)
.... 12,367 80,014
Verge Genomics, Series C, (Acquired
09/06/23, cost $10,528)
(d)(f)(g)
.... 1,464 10,541
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198)
(d)(f)
(g)
...................... 14,803 48,258
Volato Group, Inc., Class A, (Acquired
12/03/23, cost $4)
(d)(f)(g)
........ 807 3,252
Wells Fargo & Co., Series L, 7.50%
(l)(n)
46 54,999
Zero Mass Water, Inc., Series C-1,
(Acquired 05/07/20, cost $70,353)
(d)(f)
(g)
...................... 4,463 85,824
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $13,149)
(d)(f)
(g)
...................... 321 9,360
2,121,670
Total Preferred Stocks — 2.2%
(Cost: $3,436,072) .............................. 3,310,013
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 12.02%, 10/30/40
(b)
(e)
...................... 3,609 103,001
Total Trust Preferreds — 0.1%
(Cost: $98,904) ................................ 103,001
Total Preferred Securities — 2.3%
(Cost: $3,568,853) .............................. 3,442,770
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage
Corp. Structured Agency Credit
Risk Debt Variable Rate Notes,
Series 2021-DNA2, Class B2,
(SOFR 30 day Average + 6.00%),
11.34%, 08/25/33
(a)(b)
......... USD 17 18,950
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.74%, 09/25/30
(b)
........... 13 12,668
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.58% ,  04/25/30 ........ 117 9,141
Series K116, Class X1,
1.42% ,  07/25/30 ........ 99 7,125
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K120, Class X1,
1.04% ,  10/25/30 ........ USD 393 $ 21,113
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 100 5,501
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 458 14,630
57,510
Mortgage-Backed Securities — 3.8%
Uniform Mortgage-Backed Securities
(t)
3.50% ,  01/25/54 .......... 3,850 3,531,476
4.50% ,  01/25/54 .......... 2,118 2,052,705
5,584,181
Total U.S. Government Sponsored Agency Securities
—
3.9%
(Cost: $5,518,697) .............................. 5,673,309
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/27 ............ 198 186,345
0.63%, 07/15/32
(u)
........... 631 576,481
U.S. Treasury Notes
4.25%, 12/31/24
(h)(i)
.......... 4,608 4,583,805
4.00%, 12/15/25 ............ 1,017 1,011,557
4.63%, 09/30/28 ............ 546 563,162
Total U.S. Treasury Obligations — 4.7%
(Cost: $6,904,317) .............................. 6,921,350
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 718 488
Israel — 0.0%
(f)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(g)
......... 845 2,400
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 375 11
2,411
United Kingdom — 0.0%
10X Future Technologies Holdings
Ltd. (Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)
5,834 10,857
United States — 0.0%
(f)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 1
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(d)
................... 57 5,581

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,268 $ —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 33
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 340
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(d)
................... 264 1,515
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(d)
........... 6,478 —
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 341 21
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 6,819 409
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 572 2,780
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,441 7,003
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 229 575
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 19
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 3
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 32
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 1,924 10
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 724 4
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 2,205 $ —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(g)
.......... 1,825 5,146
Volato Group, Inc., (Acquired 12/03/23,
cost $2,017) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(d)(g)
................. 2,017 183
23,655
Total Warrants — 0.0%
(Cost: $25,506) ................................ 37,411
Total Long-Term Investments — 91.9%
(Cost: $128,883,739) ............................. 135,651,637
Par (000)
Pa r (000)
Short-Term Securities
Commercial Paper — 0.2%
Societe Generale SA, 5.70%
,
03/06/24
(v)
................ USD 263 260,271
Total Commercial Paper — 0.2%
(Cost: $260,441) ................................ 260,271
Foreign Government Obligations — 1.0%
Brazil - 0.9%
Federative Republic of Brazil Treasury
Bills
(v)
11.57%, 04/01/24 ........... BRL 2 389,263
10.20%, 07/01/24 ........... 4 865,891
1,255,154
Mexico - 0.1%
United Mexican States Treasury Bills,
11.26%
,
10/03/24
(v)
.......... MXN 276 149,886
Total Foreign Government Obligations — 1.0%
(Cost: $1,342,479) .............................. 1,405,040
Shares
Shares
Money Market Funds — 10.2%
(r)(w)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.26% ...... 11,764,105 11,764,105
SL Liquidity Series, LLC, Money Market
Series, 5.58%
(x)
............. 3,261,514 3,262,819
Total Money Market Funds — 10.2%
(Cost: $15,026,972) .............................. 15,026,924
Total Short-Term Securities — 11.4%
(Cost: $16,629,892) .............................. 16,692,235

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Total Options Purchased — 0.7%
(Cost: $848,166 ) ................................ $ 1,002,669
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 104.0%
(Cost: $146,361,797) ............................. 153,346,541
Total Options Written — (0.2)%
(Premiums Received — $(271,363)) .................. (255,432)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
3.50%, 01/25/54
(t)
........... USD (1,560) (1,431,106)
Total TBA Sale Commitments — (1.0)%
(Proceeds: $(1,428,615)) .......................... (1,431,106)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
United States — (0.2)%
Marriott International, Inc., Class A .. (282) $ (63,594)
Snowflake, Inc., Class A
(f)
........ (1,101) (219,099)
(282,693)
Total Common Stocks — (0.2)%
(Proceeds: $(236,761)) ........................... (282,693)
Total Investments Sold Short — (0.2)%
(Proceeds: $(236,761) ) ........................... (282,693)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 102.6%
(Cost: $144,425,058) ............................. 151,377,310
Liabilities in Excess of Other Assets — (2.6)% ............ (3,838,265)
Net Assets — 100.0% .............................. $ 147,539,045
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
All or a portion of this security is on loan.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,382,677, representing 2.29% of its net assets as of period end, and an original cost of $3,474,331.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(j)
Investment does not issue shares.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Convertible security.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Perpetual security with no stated maturity date.
(o)
Zero-coupon bond.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,362,835 $ 9,401,270
(a)
$ — $ — $ — $ 11,764,105 11,764,105 $ 411,558 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 4,093,307 — (831,767)
(a)
1,544 (265) 3,262,819 3,261,514 15,798
(b)
—
iShares 0-5 Year TIPS Bond
ETF ................ 138,168 — — — 2,323 140,491 1,425 3,988 —
iShares Biotechnology ETF
(c)
. 20,087 — (19,806) 2,426 (2,707) — — 11 —
iShares China Large-Cap ETF
(c)
170,847 255,008 (452,985) (4,683) 31,813 — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 195,561 — (199,755) 4,792 (598) — — 3,081 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF — 1,619,464 (1,501,977) (22,317) 1,326 96,496 872 12,281 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,304,970 264,002 (99,878) (4,024) 67,029 1,532,099 17,203 76,078 —
iShares Latin America 40 ETF 67,480 — — — 18,189 85,669 2,948 3,947 —
iShares MSCI Brazil ETF ... 92,861 — — — 23,206 116,067 3,320 6,564 —
iShares MSCI Emerging
Markets ETF .......... 16,259 — — — 991 17,250 429 454 —
iShares Russell Mid-Cap
Growth ETF .......... — 35,947 — — 3,434 39,381 377 126 —
$ (22,262) $ 144,741 $ 17,054,377 $ 533,886 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 68 03/07/24 $ 8,954 $ 48,418
Euro-BTP ............................................................... 3 03/07/24 395 12,579
Euro-Bund .............................................................. 19 03/07/24 2,878 77,864
Euro-OAT ............................................................... 6 03/07/24 871 25,845
SGX Nikkei 225 Index ....................................................... 10 03/07/24 2,364 43,319
Australia 10-Year Bond ...................................................... 26 03/15/24 2,067 57,339
EURO STOXX Banks Price Index ............................................... 15 03/15/24 99 (832)
MSCI Emerging Markets E-Mini Index ............................................ 3 03/15/24 155 6,785
Russell 2000 E-Mini Index .................................................... 2 03/15/24 205 14,166
S&P 500 E-Mini Index ....................................................... 11 03/15/24 2,651 51,842
U.S. Treasury Long Bond ..................................................... 9 03/19/24 1,124 81,573
U.S. Treasury Ultra Bond ..................................................... 14 03/19/24 1,870 98,204
Long Gilt ................................................................ 4 03/26/24 523 33,100
U.S. Treasury 5-Year Note .................................................... 309 03/28/24 33,611 645,778
1,195,980
Short Contracts
Euro-Buxl ............................................................... 1 03/07/24 156 (11,810)
Euro-Schatz ............................................................. 4 03/07/24 470 (1,900)
Japan 10-Year Bond ........................................................ 3 03/13/24 3,121 (18,306)
EURO STOXX 50 Index ..................................................... 7 03/15/24 352 2,853
FTSE 100 Index ........................................................... 1 03/15/24 99 (1,700)
NASDAQ 100 E-Mini Index ................................................... 13 03/15/24 4,426 (149,524)
U.S. Treasury 10-Year Note ................................................... 55 03/19/24 6,209 (175,598)
U.S. Treasury 10-Year Ultra Note ............................................... 142 03/19/24 16,758 (729,466)
U.S. Treasury 2-Year Note .................................................... 186 03/28/24 38,300 (307,076)
(1,392,527)
$ (196,547)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 3,730,701 USD 26,000 JPMorgan Chase Bank NA 01/22/24 $ 540
ILS 922,198 USD 234,716 Citibank NA 01/29/24 20,133
COP 283,159,000 USD 69,797 Citibank NA 01/31/24 2,816
AUD 112,690 USD 74,155 Bank of New York Mellon 03/14/24 2,805
CLP 69,401,020 USD 78,446 Goldman Sachs International 03/14/24 8
COP 211,375,000 USD 51,998 Citibank NA 03/14/24 1,772
EUR 47,000 GBP 40,804 BNP Paribas SA 03/14/24 5
HUF 17,936,000 USD 50,347 Citibank NA 03/14/24 935
HUF 28,117,845 USD 78,546 Deutsche Bank AG 03/14/24 1,847
IDR 396,060,500 USD 25,643 Citibank NA 03/14/24 79
INR 7,889,000 USD 94,349 JPMorgan Chase Bank NA 03/14/24 152
KRW 198,688,974 USD 152,037 Citibank NA 03/14/24 2,035
MYR 724,982 USD 155,860 Barclays Bank plc 03/14/24 3,093
NOK 258,926 EUR 21,992 Barclays Bank plc 03/14/24 1,179
NOK 529,013 EUR 47,000 BNP Paribas SA 03/14/24 118
NOK 23,651 EUR 2,008 Citibank NA 03/14/24 108
RON 230,000 USD 49,733 Deutsche Bank AG 03/14/24 1,257
THB 10,206,319 USD 287,656 Barclays Bank plc 03/14/24 13,226
USD 24,959 CLP 22,035,000 Citibank NA 03/14/24 50
AUD 3,676,183 USD 2,468,055 State Street Bank and Trust Co. 03/20/24 42,942
BRL 2,443,628 EUR 445,576 UBS AG 03/20/24 5,946
CAD 2,364,813 USD 1,765,825 Bank of New York Mellon 03/20/24 20,764
CHF 2,064,132 USD 2,406,267 UBS AG 03/20/24 67,667

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
DKK 3,705,590 USD 548,929 HSBC Bank plc 03/20/24 $ 2,015
EUR 991,821 USD 1,094,128 Bank of New York Mellon 03/20/24 4,206
EUR 250,000 USD 273,467 JPMorgan Chase Bank NA 03/20/24 3,381
EUR 416,805 USD 451,735 Morgan Stanley & Co. International plc 03/20/24 9,831
MXN 8,559,370 EUR 443,947 Citibank NA 03/20/24 6,106
MXN 2,318,219 USD 132,662 Citibank NA 03/20/24 2,143
NOK 7,271,385 CHF 594,549 HSBC Bank plc 03/20/24 4,339
NZD 123,715 USD 76,760 State Street Bank and Trust Co. 03/20/24 1,462
SEK 4,951,846 USD 485,399 Barclays Bank plc 03/20/24 7,064
SGD 367,019 USD 277,466 State Street Bank and Trust Co. 03/20/24 1,628
THB 4,826,126 EUR 127,819 Citibank NA 03/20/24 800
TWD 15,635,470 USD 509,299 Morgan Stanley & Co. International plc 03/20/24 8,671
USD 607,278 GBP 475,896 Deutsche Bank AG 03/20/24 445
ZAR 6,139,708 EUR 301,011 Citibank NA 03/20/24 38
ZAR 5,719,145 USD 309,561 Citibank NA 03/20/24 978
JPY 16,916,793 USD 120,992 HSBC Bank plc 03/21/24 469
JPY 894,476,488 USD 6,397,064 Morgan Stanley & Co. International plc 03/21/24 25,202
COP 392,555,000 USD 89,441 BNP Paribas SA 05/17/24 9,185
COP 272,186,711 USD 63,905 Barclays Bank plc 08/15/24 3,346
COP 699,908,687 USD 161,862 BNP Paribas SA 08/15/24 11,069
291,855
USD 66,889 COP 272,186,711 Barclays Bank plc 01/09/24 (3,264)
USD 169,322 COP 699,908,687 BNP Paribas SA 01/09/24 (11,072)
USD 26,000 TWD 809,640 Citibank NA 01/22/24 (609)
USD 159,660 ILS 609,420 JPMorgan Chase Bank NA 01/29/24 (8,754)
USD 82,086 ILS 312,779 Toronto Dominion Bank 01/29/24 (4,351)
USD 96,803 COP 392,555,000 Citibank NA 02/20/24 (3,494)
EUR 24,000 NOK 273,568 Barclays Bank plc 03/14/24 (399)
USD 320,236 BRL 1,599,952 Goldman Sachs International 03/14/24 (6,875)
USD 317,080 COP 1,288,961,334 Citibank NA 03/14/24 (10,800)
USD 237,745 CZK 5,395,247 Barclays Bank plc 03/14/24 (3,040)
USD 326,306 IDR 5,115,144,289 UBS AG 03/14/24 (5,897)
USD 86,189 MXN 1,523,552 Barclays Bank plc 03/14/24 (2,493)
USD 32,672 PLN 131,764 Citibank NA 03/14/24 (783)
USD 127,789 PLN 513,631 HSBC Bank plc 03/14/24 (2,623)
USD 278,661 ZAR 5,349,536 State Street Bank and Trust Co. 03/14/24 (11,967)
CNY 4,384,033 USD 619,074 UBS AG 03/20/24 (504)
GBP 239,086 EUR 276,600 Barclays Bank plc 03/20/24 (1,437)
GBP 706,570 USD 901,759 UBS AG 03/20/24 (785)
HUF 54,365,616 USD 155,913 Barclays Bank plc 03/20/24 (550)
KRW 707,340,902 USD 550,053 BNP Paribas SA 03/20/24 (1,373)
PLN 932,408 USD 237,336 BNP Paribas SA 03/20/24 (619)
USD 405,102 BRL 2,009,835 Citibank NA 03/20/24 (5,622)
USD 279,086 EUR 253,006 UBS AG 03/20/24 (1,090)
USD 1,327,546 HKD 10,351,803 Barclays Bank plc 03/20/24 (513)
USD 139,444 IDR 2,158,558,912 BNP Paribas SA 03/20/24 (739)
USD 162,559 INR 13,581,014 Citibank NA 03/20/24 (62)
USD 586,011 NOK 6,155,353 Deutsche Bank AG 03/20/24 (20,880)
JPY 135,805,521 EUR 880,479 HSBC Bank plc 03/21/24 (3)
USD 354,362 BRL 1,844,111 JPMorgan Chase Bank NA 04/02/24 (22,122)
TRY 201,400 USD 5,168 Barclays Bank plc 12/04/24 (105)
TRY 1,407,786 USD 36,204 Goldman Sachs International 12/04/24 (815)
(133,640)
$ 158,215

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and In
Morgan Stanley & Co.
International plc 03/07/24 CNH 7.70 CNH 8.25 USD 1,788 $ 136
Put
USD Currency ............... Down and Out Bank of America NA 02/06/24 KRW 1,290.00 KRW 1,240.00 USD 404 1,638
EUR Currency ............... One-Touch Deutsche Bank AG 02/09/24 USD 1.07 USD 1.07 EUR 31 2,711
USD Currency ............... Down and Out
Goldman Sachs
International 02/27/24 CNH 7.10 CNH 6.95 USD 389 655
EUR Currency ............... One-Touch
Goldman Sachs
International 03/13/24 USD 1.02 USD 1.02 EUR 28 297
EUR Currency ............... One-Touch Bank of America NA 03/27/24 USD 1.05 USD 1.05 EUR 6 442
5,743
$ 5,879
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 85 01/05/24 USD 476.00 USD 4,040 $ 18,615
SPDR S&P 500 ETF Trust ...................... 38 01/12/24 USD 476.00 USD 1,806 14,497
Alphabet, Inc. .............................. 10 01/19/24 USD 137.50 USD 141 5,225
Alphabet, Inc. .............................. 15 01/19/24 USD 142.50 USD 211 3,509
Amazon.com, Inc. ........................... 10 01/19/24 USD 155.00 USD 152 2,170
Amazon.com, Inc. ........................... 19 01/19/24 USD 150.00 USD 289 8,930
Apple, Inc. ................................ 11 01/19/24 USD 200.00 USD 212 754
Apple, Inc. ................................ 15 01/19/24 USD 195.00 USD 289 3,164
Applied Materials, Inc. ........................ 10 01/19/24 USD 165.00 USD 162 3,125
Applied Materials, Inc. ........................ 26 01/19/24 USD 160.00 USD 421 14,820
Charles Schwab Corp. (The) .................... 27 01/19/24 USD 65.00 USD 186 12,758
Cheniere Energy, Inc. ......................... 8 01/19/24 USD 180.00 USD 137 640
Chevron Corp. ............................. 9 01/19/24 USD 155.00 USD 134 873
Chevron Corp. ............................. 28 01/19/24 USD 150.00 USD 418 7,504
ConocoPhillips ............................. 4 01/19/24 USD 120.00 USD 46 424
ConocoPhillips ............................. 20 01/19/24 USD 125.00 USD 232 550
Costco Wholesale Corp. ....................... 2 01/19/24 USD 625.00 USD 132 6,310
Costco Wholesale Corp. ....................... 2 01/19/24 USD 605.00 USD 132 11,640
Datadog, Inc. .............................. 3 01/19/24 USD 120.00 USD 36 1,343
Delta Air Lines, Inc. .......................... 5 01/19/24 USD 42.00 USD 20 373
Delta Air Lines, Inc. .......................... 9 01/19/24 USD 38.00 USD 36 2,610
Delta Air Lines, Inc. .......................... 32 01/19/24 USD 35.00 USD 129 17,360
Dynatrace, Inc. ............................. 13 01/19/24 USD 50.00 USD 71 6,110
General Dynamics Corp. ....................... 2 01/19/24 USD 260.00 USD 52 650
Hilton Worldwide Holdings, Inc. .................. 2 01/19/24 USD 170.00 USD 36 2,720
Humana, Inc. .............................. 3 01/19/24 USD 505.00 USD 137 203
Intuitive Surgical, Inc. ......................... 1 01/19/24 USD 320.00 USD 34 2,155
Invesco QQQ Trust Series 1 .................... 8 01/19/24 USD 394.78 USD 328 13,636
Invesco QQQ Trust Series 1 .................... 64 01/19/24 USD 409.78 USD 2,621 36,736
Invesco S&P 500 Equal Weight ETF ............... 45 01/19/24 USD 160.00 USD 710 4,950
Lockheed Martin Corp. ........................ 1 01/19/24 USD 450.00 USD 45 879
Lockheed Martin Corp. ........................ 5 01/19/24 USD 460.00 USD 227 1,824
Mastercard, Inc. ............................ 2 01/19/24 USD 420.00 USD 85 2,080
McDonald's Corp. ........................... 1 01/19/24 USD 285.00 USD 30 1,298
Meta Platforms, Inc. .......................... 2 01/19/24 USD 345.00 USD 71 2,920
Micron Technology, Inc. ....................... 4 01/19/24 USD 80.00 USD 34 2,430
Microsoft Corp. ............................. 4 01/19/24 USD 365.00 USD 150 5,840
Microsoft Corp. ............................. 7 01/19/24 USD 380.00 USD 263 3,552
Microsoft Corp. ............................. 8 01/19/24 USD 385.00 USD 301 2,579
Nice Ltd. ................................. 2 01/19/24 USD 200.00 USD 40 1,130
Nice Ltd. ................................. 5 01/19/24 USD 210.00 USD 100 1,025

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Northrop Grumman Corp. ...................... 1 01/19/24 USD 480.00 USD 47 $ 370
NVIDIA Corp. .............................. 1 01/19/24 USD 490.00 USD 50 1,840
NVIDIA Corp. .............................. 5 01/19/24 USD 540.00 USD 248 1,327
NVIDIA Corp. .............................. 6 01/19/24 USD 520.00 USD 297 3,719
NVIDIA Corp. .............................. 10 01/19/24 USD 505.00 USD 495 11,050
Paramount Global ........................... 10 01/19/24 USD 17.50 USD 15 200
Pfizer, Inc. ................................ 24 01/19/24 USD 47.00 USD 69 48
Pfizer, Inc. ................................ 40 01/19/24 USD 50.00 USD 115 60
Sabre Corp. ............................... 5 01/19/24 USD 7.00 USD 2 10
Sabre Corp. ............................... 6 01/19/24 USD 6.00 USD 3 21
Sabre Corp. ............................... 10 01/19/24 USD 5.50 USD 4 50
Sabre Corp. ............................... 11 01/19/24 USD 5.00 USD 5 88
Salesforce, Inc. ............................. 2 01/19/24 USD 260.00 USD 53 1,439
Salesforce, Inc. ............................. 6 01/19/24 USD 270.00 USD 158 1,517
Shell plc .................................. 5 01/19/24 USD 67.50 USD 33 250
SPDR Gold Shares
(a)
......................... 241 01/19/24 USD 195.00 USD 4,607 32,656
SPDR S&P 500 ETF Trust ...................... 8 01/19/24 USD 455.00 USD 380 17,648
SPDR S&P 500 ETF Trust ...................... 19 01/19/24 USD 481.00 USD 903 4,883
Tesla, Inc. ................................. 2 01/19/24 USD 260.00 USD 50 1,249
Tesla, Inc. ................................. 6 01/19/24 USD 250.00 USD 149 6,105
T-Mobile US, Inc. ............................ 35 01/19/24 USD 155.00 USD 561 22,925
Uber Technologies, Inc. ....................... 41 01/19/24 USD 62.50 USD 252 5,843
United Airlines Holdings, Inc. .................... 9 01/19/24 USD 42.00 USD 37 1,085
UnitedHealth Group, Inc. ....................... 1 01/19/24 USD 560.00 USD 53 141
Valero Energy Corp. .......................... 3 01/19/24 USD 130.00 USD 39 1,118
Viasat, Inc. ................................ 5 01/19/24 USD 35.00 USD 14 100
Walmart, Inc. .............................. 4 01/19/24 USD 160.00 USD 63 532
Walt Disney Co. (The) ........................ 15 01/19/24 USD 90.00 USD 135 3,277
Walt Disney Co. (The) ........................ 17 01/19/24 USD 100.00 USD 153 264
Wynn Resorts Ltd. ........................... 9 01/19/24 USD 90.00 USD 82 3,060
Wynn Resorts Ltd. ........................... 13 01/19/24 USD 95.00 USD 118 1,645
Advanced Micro Devices, Inc. ................... 5 02/16/24 USD 150.00 USD 74 4,325
Advanced Micro Devices, Inc. ................... 13 02/16/24 USD 130.00 USD 192 27,333
Advanced Micro Devices, Inc. ................... 16 02/16/24 USD 140.00 USD 236 22,320
Alphabet, Inc. .............................. 16 02/16/24 USD 145.00 USD 225 7,040
Amazon.com, Inc. ........................... 23 02/16/24 USD 160.00 USD 349 9,775
Amazon.com, Inc. ........................... 27 02/16/24 USD 165.00 USD 410 7,466
Apple, Inc. ................................ 10 02/16/24 USD 205.00 USD 193 1,640
Applied Materials, Inc. ........................ 4 02/16/24 USD 165.00 USD 65 2,690
Autodesk, Inc. .............................. 12 02/16/24 USD 250.00 USD 292 7,740
Boston Scientific Corp. ........................ 13 02/16/24 USD 57.50 USD 75 2,990
Chevron Corp. ............................. 9 02/16/24 USD 150.00 USD 134 4,545
ConocoPhillips ............................. 17 02/16/24 USD 125.00 USD 197 2,397
Datadog, Inc. .............................. 4 02/16/24 USD 130.00 USD 49 1,830
Delta Air Lines, Inc. .......................... 28 02/16/24 USD 44.00 USD 113 2,072
Humana, Inc. .............................. 8 02/16/24 USD 555.00 USD 366 820
Intel Corp. ................................ 27 02/16/24 USD 55.00 USD 136 3,146
Intuitive Surgical, Inc. ......................... 2 02/16/24 USD 355.00 USD 67 2,000
Intuitive Surgical, Inc. ......................... 6 02/16/24 USD 340.00 USD 202 9,840
iShares China Large-Cap ETF ................... 144 02/16/24 USD 26.00 USD 346 5,832
iShares China Large-Cap ETF ................... 238 02/16/24 USD 27.00 USD 572 5,593
JPMorgan Chase & Co. ....................... 28 02/16/24 USD 175.00 USD 476 6,944
KLA Corp. ................................ 1 02/16/24 USD 610.00 USD 58 1,660
Mastercard, Inc. ............................ 3 02/16/24 USD 445.00 USD 128 1,500
Meta Platforms, Inc. .......................... 6 02/16/24 USD 380.00 USD 212 6,045
Micron Technology, Inc. ....................... 1 02/16/24 USD 90.00 USD 9 194
Micron Technology, Inc. ....................... 8 02/16/24 USD 87.50 USD 68 2,296
Micron Technology, Inc. ....................... 10 02/16/24 USD 85.00 USD 85 4,100
Microsoft Corp. ............................. 10 02/16/24 USD 390.00 USD 376 8,550
Nice Ltd. ................................. 2 02/16/24 USD 210.00 USD 40 1,240
NVIDIA Corp. .............................. 2 02/16/24 USD 520.00 USD 99 3,190
Oracle Corp. ............................... 10 02/16/24 USD 110.00 USD 105 1,650
Salesforce, Inc. ............................. 2 02/16/24 USD 280.00 USD 53 599
Spirit AeroSystems Holdings, Inc. ................. 4 02/16/24 USD 35.00 USD 13 490

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Tesla, Inc. ................................. 2 02/16/24 USD 275.00 USD 50 $ 1,685
Tesla, Inc. ................................. 7 02/16/24 USD 280.00 USD 174 5,023
Uber Technologies, Inc. ....................... 34 02/16/24 USD 70.00 USD 209 3,434
UBS Group AG ............................. 55 02/16/24 USD 30.00 USD 170 10,560
UnitedHealth Group, Inc. ....................... 5 02/16/24 USD 610.00 USD 263 170
VanEck Semiconductor ETF .................... 6 02/16/24 USD 177.00 USD 105 3,270
Visa, Inc. ................................. 3 02/16/24 USD 270.00 USD 78 1,020
Walmart, Inc. .............................. 9 02/16/24 USD 155.00 USD 142 5,175
Wells Fargo & Co. ........................... 13 02/16/24 USD 52.50 USD 64 728
Wells Fargo & Co. ........................... 54 02/16/24 USD 47.50 USD 266 14,958
Charles Schwab Corp. (The) .................... 15 03/15/24 USD 65.00 USD 103 9,638
iShares China Large-Cap ETF ................... 215 03/15/24 USD 24.85 USD 517 22,253
Norfolk Southern Corp. ........................ 3 03/15/24 USD 230.00 USD 71 4,380
Oracle Corp. ............................... 10 03/15/24 USD 110.00 USD 105 3,525
610,102
Put
Carnival Corp. .............................. 6 01/19/24 USD 9.00 USD 11 18
Carvana Co. ............................... 6 01/19/24 USD 15.00 USD 32 9
Frontier Communications Parent, Inc. .............. 5 01/19/24 USD 20.00 USD 13 50
iShares iBoxx $ High Yield Corporate Bond ETF ....... 11 01/19/24 USD 73.00 USD 85 72
iShares iBoxx $ High Yield Corporate Bond ETF ....... 78 01/19/24 USD 77.00 USD 604 1,872
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 138 01/19/24 USD 108.00 USD 1,527 2,001
iShares Russell 2000 ETF ...................... 3 01/19/24 USD 165.00 USD 60 23
Paramount Global ........................... 5 01/19/24 USD 10.00 USD 7 8
Ford Motor Co. ............................. 9 03/15/24 USD 9.00 USD 11 50
Ford Motor Co. ............................. 14 03/15/24 USD 8.00 USD 17 42
4,145
$ 614,247
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
TOPIX Bank Index ........ BNP Paribas SA 57,840 01/12/24 JPY 286.63 JPY 14,483 $ 1
TOPIX Bank Index ........ Goldman Sachs International 96,362 01/12/24 JPY 286.49 JPY 24,128 2
TOPIX Bank Index ........ JPMorgan Chase Bank NA 38,598 01/12/24 JPY 286.56 JPY 9,665 1
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 3,847 723
727
Put
EUR Currency ........... JPMorgan Chase Bank NA — 01/04/24 USD 1.06 EUR 1,441 1
EUR Currency ........... Deutsche Bank AG — 01/12/24 USD 1.07 EUR 2,023 102
USD Currency ........... JPMorgan Chase Bank NA — 01/30/24 JPY 144.00 USD 371 10,787
EUR Currency ........... Citibank NA — 02/13/24 USD 1.07 EUR 1,947 2,628
13,518
$ 14,245
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 <= 4,663.22 and US
2-Year swap >= 4.42 .................. UBS AG 26,704 03/01/24 USD 124,527 $ 868

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

OTC Dual Binary Options Purchased (continued)
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Payout at expiry if USDJPY < 137.00 and USDCNH
> 7.20 ............................ Deutsche Bank AG 46,281 03/07/24 USD 6,340 $ 1,548
Payout at expiry if S&P 500 <= 4,666.87 and US
2-Year swap >= 4.37 .................. UBS AG 13,352 03/15/24 USD 62,312 539
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.25 ................... Bank of America NA 21,400 04/08/24 USD 3,301 109
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.27 ................... Bank of America NA 21,400 05/08/24 USD 3,301 182
$ 3,246
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
JPMorgan Chase Bank
NA 02/21/24 USD 100.50 USD 130 $ 124
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 01/17/24 USD 101.00 USD 210 66
$ 190
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 01/10/24 4.00 % USD 739 $ 31,178
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 01/12/24 4.00 USD 213 9,062
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Citibank NA 01/23/24 4.00 USD 1,832 29,141
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.87% Annual Deutsche Bank AG 02/01/24 3.87 USD 1,845 25,259
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 02/06/24 3.45 USD 1,215 14,511
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.45% At Termination Citibank NA 02/12/24 4.45 USD 15,590 13,235
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.00% Annual
JPMorgan Chase
Bank NA 03/01/24 3.00 EUR 1,180 39,796
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.18% Annual
JPMorgan Chase
Bank NA 03/18/24 3.18 EUR 970 42,177
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Semi-Annual
Nomura International
plc 03/18/24 3.65 USD 762 20,620
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 4.20 USD 5,649 53,070
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Semi-Annual Citibank NA 05/28/24 3.67 USD 972 34,976
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4.00 USD 2,972 47,858
360,883

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1.00 % JPY 381,215 $ 3,979
$ 364,862
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Amazon.com, Inc. ............................ 10 01/19/24 USD 165.00 USD 152 $ (289)
Applied Materials, Inc. ......................... 26 01/19/24 USD 175.00 USD 421 (1,911)
Hilton Worldwide Holdings, Inc. ................... 2 01/19/24 USD 180.00 USD 36 (940)
Invesco QQQ Trust Series 1 ..................... 8 01/19/24 USD 419.78 USD 328 (1,419)
Invesco QQQ Trust Series 1 ..................... 57 01/19/24 USD 423.78 USD 2,334 (5,814)
Lockheed Martin Corp. ......................... 1 01/19/24 USD 470.00 USD 45 (127)
Mastercard, Inc. ............................. 2 01/19/24 USD 430.00 USD 85 (879)
Microsoft Corp. .............................. 4 01/19/24 USD 390.00 USD 150 (771)
Nice Ltd. .................................. 5 01/19/24 USD 230.00 USD 100 (1,175)
Paramount Global ............................ 10 01/19/24 USD 25.00 USD 15 (24)
SPDR Gold Shares
(a)
.......................... 241 01/19/24 USD 205.00 USD 4,607 (6,507)
T-Mobile US, Inc. ............................. 35 01/19/24 USD 165.00 USD 561 (3,098)
Uber Technologies, Inc. ........................ 41 01/19/24 USD 70.00 USD 252 (533)
United Airlines Holdings, Inc. ..................... 9 01/19/24 USD 45.00 USD 37 (360)
Valero Energy Corp. ........................... 3 01/19/24 USD 140.00 USD 39 (212)
Advanced Micro Devices, Inc. .................... 16 02/16/24 USD 160.00 USD 236 (7,960)
Advanced Micro Devices, Inc. .................... 17 02/16/24 USD 145.00 USD 251 (18,870)
Alphabet, Inc. ............................... 10 02/16/24 USD 150.00 USD 141 (2,675)
ConocoPhillips .............................. 4 02/16/24 USD 130.00 USD 46 (268)
Datadog, Inc. ............................... 3 02/16/24 USD 140.00 USD 36 (656)
Intuitive Surgical, Inc. .......................... 1 02/16/24 USD 350.00 USD 34 (1,190)
iShares China Large-Cap ETF .................... 144 02/16/24 USD 28.00 USD 346 (2,016)
iShares China Large-Cap ETF .................... 238 02/16/24 USD 30.00 USD 572 (2,142)
McDonald's Corp. ............................ 1 02/16/24 USD 300.00 USD 30 (588)
Microsoft Corp. .............................. 4 02/16/24 USD 420.00 USD 150 (760)
Nice Ltd. .................................. 2 02/16/24 USD 220.00 USD 40 (660)
Northrop Grumman Corp. ....................... 1 02/16/24 USD 510.00 USD 47 (275)
NVIDIA Corp. ............................... 1 02/16/24 USD 550.00 USD 50 (785)
Tesla, Inc. .................................. 2 02/16/24 USD 310.00 USD 50 (564)
UnitedHealth Group, Inc. ........................ 1 02/16/24 USD 590.00 USD 53 (118)
Walmart, Inc. ............................... 4 02/16/24 USD 170.00 USD 63 (172)
iShares China Large-Cap ETF .................... 215 03/15/24 USD 28.85 USD 517 (4,623)
(68,381)
Put
Applied Materials, Inc. ......................... 10 01/19/24 USD 140.00 USD 162 (200)
Cheniere Energy, Inc. .......................... 8 01/19/24 USD 160.00 USD 137 (440)
Chevron Corp. .............................. 11 01/19/24 USD 135.00 USD 164 (171)
ConocoPhillips .............................. 6 01/19/24 USD 110.00 USD 70 (372)
Humana, Inc. ............................... 3 01/19/24 USD 445.00 USD 137 (1,320)
Invesco QQQ Trust Series 1 ..................... 5 01/19/24 USD 354.78 USD 205 (73)
Invesco S&P 500 Equal Weight ETF ................ 45 01/19/24 USD 150.00 USD 710 (900)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 78 01/19/24 USD 75.00 USD 604 (546)
Walt Disney Co. (The) ......................... 32 01/19/24 USD 85.00 USD 289 (1,008)
Advanced Micro Devices, Inc. .................... 8 02/16/24 USD 120.00 USD 118 (916)
Amazon.com, Inc. ............................ 5 02/16/24 USD 140.00 USD 76 (1,303)
Amazon.com, Inc. ............................ 7 02/16/24 USD 130.00 USD 106 (742)
Amazon.com, Inc. ............................ 11 02/16/24 USD 135.00 USD 167 (1,837)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Chevron Corp. .............................. 9 02/16/24 USD 130.00 USD 134 $ (531)
ConocoPhillips .............................. 17 02/16/24 USD 110.00 USD 197 (3,732)
Delta Air Lines, Inc. ........................... 28 02/16/24 USD 35.00 USD 113 (1,162)
Humana, Inc. ............................... 4 02/16/24 USD 455.00 USD 183 (6,000)
Intel Corp. ................................. 27 02/16/24 USD 45.00 USD 136 (2,214)
JPMorgan Chase & Co. ........................ 16 02/16/24 USD 155.00 USD 272 (1,288)
Meta Platforms, Inc. ........................... 6 02/16/24 USD 315.00 USD 212 (3,315)
Micron Technology, Inc. ........................ 5 02/16/24 USD 80.00 USD 43 (713)
Micron Technology, Inc. ........................ 10 02/16/24 USD 75.00 USD 85 (595)
Oracle Corp. ................................ 10 02/16/24 USD 97.50 USD 105 (880)
Tesla, Inc. .................................. 4 02/16/24 USD 210.00 USD 99 (1,640)
UBS Group AG .............................. 55 02/16/24 USD 27.50 USD 170 (1,485)
UnitedHealth Group, Inc. ........................ 2 02/16/24 USD 500.00 USD 105 (1,110)
VanEck Semiconductor ETF ..................... 6 02/16/24 USD 145.00 USD 105 (231)
Walmart, Inc. ............................... 9 02/16/24 USD 145.00 USD 142 (432)
Wells Fargo & Co. ............................ 54 02/16/24 USD 40.00 USD 266 (648)
Norfolk Southern Corp. ......................... 3 03/15/24 USD 200.00 USD 71 (383)
Oracle Corp. ................................ 10 03/15/24 USD 95.00 USD 105 (1,475)
(37,662)
$ (106,043)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
TOPIX Bank Index ........... BNP Paribas SA 57,840 01/12/24 JPY 313.92 JPY 14,483 $ –
TOPIX Bank Index ........... Goldman Sachs International 96,362 01/12/24 JPY 313.77 JPY 24,128 –
TOPIX Bank Index ........... JPMorgan Chase Bank NA 38,598 01/12/24 JPY 313.85 JPY 9,665 –
–
Put
EUR Currency .............. Deutsche Bank AG — 01/12/24 USD 1.05 EUR 2,023 (5)
USD Currency .............. JPMorgan Chase Bank NA — 01/30/24 JPY 136.00 USD 743 (2,769)
EUR Currency .............. Citibank NA — 02/13/24 USD 1.05 EUR 1,947 (669)
(3,443)
$ (3,443)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 3.45% Annual 1-day SOFR Annual Citibank NA 01/23/24 3.45 % USD 1,832 $ (12,273)
2Yx2Y Interest Rate Swap
(a)
. 3.27% Annual 1-day SOFR Annual Deutsche Bank AG 02/01/24 3.27 USD 1,845 (8,604)
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1-day SOFR At Termination Citibank NA 02/12/24 3.75 USD 11,692 (1,143)
5-Year Interest Rate Swap
(a)
. 2.50% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/01/24 2.50 EUR 1,180 (15,273)
5-Year Interest Rate Swap
(a)
. 2.68% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/18/24 2.68 EUR 970 (20,452)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Nomura International
plc 03/18/24 3.15 USD 762 (6,089)
2-Year Interest Rate Swap
(a)
. 3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/24 3.80 USD 5,649 (28,402)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3.30 % USD 2,972 $ (25,370)
(117,606)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.15% Semi-Annual
JPMorgan Chase
Bank NA 01/12/24 5.15 USD 3,278 —
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.45% Annual
JPMorgan Chase
Bank NA 03/01/24 3.45 EUR 1,180 (303)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.58% Annual
JPMorgan Chase
Bank NA 03/18/24 3.58 EUR 970 (271)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 4.05% Annual BNP Paribas SA 03/18/24 4.05 EUR 1,360 (52)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 2,691 (13,269)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 05/06/24 4.50 USD 1,923 (1,656)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.42% Semi-Annual Citibank NA 05/28/24 4.42 USD 972 (3,214)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.40% Annual
JPMorgan Chase
Bank NA 05/30/24 3.40 EUR 1,915 (2,733)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 5.00 USD 1,486 (1,175)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1.50 JPY 381,215 (2,232)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5.00 USD 3,827 (3,435)
(28,340)
$ (145,946)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 90 $ (7,192) $ (7,725) $ 533
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 49 (942) (55) (887)
$ (8,134) $ (7,780) $ (354)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5.00 % Quarterly 12/20/27 BB- EUR 328 $ 36,561 $ (8,886) $ 45,447
Markit CDX North American
High Yield Index Series
39.V3 ........... 5.00 Quarterly 12/20/27 BB- USD 151 9,389 6 9,383
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 Quarterly 12/20/28 B+ USD 212 12,676 6,400 6,276
$ 58,626 $ (2,480) $ 61,106

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 $ (4,820) $ — $ (4,820)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (4,690) — (4,690)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 7,439 (175,040) — (175,040)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 3,719 122,694 — 122,694
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 10,529 (34,274) — (34,274)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 5,265 60,376 — 60,376
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 1,943 (20,825) — (20,825)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 24,066 79,481 717 78,764
10.94% Monthly 28-day MXIBTIIE Monthly N/A 12/04/24 MXN 7,365 (114) — (114)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 (6,643) — (6,643)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 10,972 (6,537) — (6,537)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 4,900 4,065 — 4,065
1-day SOFR Annual 5.00% Annual N/A 10/02/25 USD 8,856 107,204 1,257 105,947
4.10% Annual 6-mo. PRIBOR Semi-Annual 03/20/24
(a)
03/20/26 CZK 3,226 (581) — (581)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (17,619) — (17,619)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (24,258) — (24,258)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (20,085) — (20,085)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (12,082) — (12,082)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (17,972) — (17,972)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 245,230 1,273 — 1,273
1-day SOFR Annual 4.69% Annual N/A 10/02/26 USD 1,372 28,314 283 28,031
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 1,474 14,602 — 14,602
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 2,945 30,324 — 30,324
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 742 4,222 — 4,222
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 538 1,941 — 1,941
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 15,185 — 15,185
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 363 5,356 — 5,356
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 363 5,551 — 5,551
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 726 11,558 — 11,558
1-day SOFR Annual 4.00% Annual 11/03/25
(a)
11/03/27 USD 1,475 23,839 (1,844) 25,683
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 1,524 20,881 — 20,881
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 21,539 — 21,539
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 34,848 — 34,848
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 7,754 8,421 — 8,421
1-day SOFR Annual 4.42% Annual N/A 10/02/28 USD 2,192 77,313 475 76,838
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 1,005 36,044 — 36,044
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 18,277 — 18,277
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 18,470 — 18,470
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 1,637 2,144 — 2,144
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 152,966 — 152,966
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 1,317 — 1,317
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 1,045 (10,017) — (10,017)
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 7,419 (9,016) — (9,016)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 6,279 — 6,279
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 3,144 — 3,144
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 3,227 — 3,227
1-day SOFR Annual 4.31% Annual N/A 09/29/33 USD 9,964 650,630 684 649,946
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 853 (63,417) — (63,417)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 (1,658) — (1,658)
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (12,262) 77 (12,339)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 3,470 (438,666) 981 (439,647)
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 397 49,158 — 49,158
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 (23,041) — (23,041)
$ 717,026 $ 2,630 $ 714,396

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 1,754 $ — $ 1,754
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Barclays Bank plc 06/20/24 USD 5 $ 16 $ 157 $ (141)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 5 25 138 (113)
American Airlines Group, Inc. .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5 (145) (57) (88)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 10 369 1,288 (919)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5 184 769 (585)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 10 (215) 137 (352)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (161) 110 (271)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (161) 110 (271)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 10 (166) 110 (276)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 10 1,912 2,122 (210)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 10 1,912 2,065 (153)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 582 930 (348)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (593) 1,233 (1,826)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 79 132 (53)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 74 123 (49)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 340 595 (255)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (416) 617 (1,033)
Republic of Panama ........ 1.00 Quarterly Barclays Bank plc 12/20/28 USD 5 137 157 (20)
Republic of Panama ........ 1.00 Quarterly Goldman Sachs International 12/20/28 USD 5 137 168 (31)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 45 (161) 345 (506)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 5 438 603 (165)
$ – $ – $ –
$ 4,187 $ 11,852 $ (7,665)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 6,328 $ 26 $ — $ 26
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,325 21,998 — 21,998
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,323 22,384 — 22,384
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 1,748 12,054 — 12,054
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 (33,060) — (33,060)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (35,505) — (35,505)
10.18% At Termination 1-day IBR At Termination Citibank NA 06/20/25 COP 471,381 (417) — (417)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 262 $ 1,274 $ — $ 1,274
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 197 1,230 — 1,230
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 150 1,099 — 1,099
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 157 1,161 — 1,161
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 260 1,992 — 1,992
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 276 2,129 — 2,129
1-day
BZDIOVER At Termination 10.03% At Termination BNP Paribas SA 01/04/27 BRL 967 87 — 87
1-day
BZDIOVER At Termination 10.03% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 1,050 459 — 459
1-day
BZDIOVER At Termination 10.10% At Termination Bank of America NA 01/04/27 BRL 1,028 545 — 545
1-day
BZDIOVER At Termination 10.12% At Termination Bank of America NA 01/04/27 BRL 1,370 917 — 917
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 1,314 903 — 903
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 7 5 — 5
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 2,154 5,439 — 5,439
1-day
BZDIOVER At Termination 9.95% At Termination Citibank NA 01/04/27 BRL 1,052 (75) — (75)
1-day
BZDIOVER At Termination 9.97% At Termination Bank of America NA 01/04/27 BRL 1,081 33 — 33
1-day
BZDIOVER At Termination 9.99% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 1,051 210 — 210
$ 4,888 $ — $ 4,888
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 03/15/24 USD 66 $ 88 $ — $ 88
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 3 4,279 — 4,279
1-day SOFR minus
0.13% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 03/15/24 USD 5 1,768 — 1,768
1-day SOFR minus
0.13% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 5 1,768 — 1,768

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 7 $ 2,366 $ — $ 2,366
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 4 5,724 — 5,724
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 3 4,129 — 4,129
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 3 4,283 — 4,283
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
1.70%
At
Termination BNP Paribas SA 03/15/24 USD 1 (275) — (275)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
1.70%
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 2 (297) — (297)
$ 23,833 $ — $ 23,833
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (2,975,221) $ (6,786)
(c)
$ (2,990,296) 2.0%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/24 (2,472,226) (162,384)
(e)
(2,648,910) 1.7
$ (169,170) $ (5,639,206)
(b) (d)
Range: 100 basis points 15-700 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) CitiBank NA
(c)
Amount includes $8,289 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $14,300 of net dividends and financing fees.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Dollar General Corp. ....... 1 $ 136 (0.0) %
Reference Entity — Short
Common Stocks
Australia
Origin Energy Ltd. ......... (585) (3,376) 0.1
Belgium
D'ieteren Group .......... (15) (2,934) 0.1
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (1,906) (29,151) 1.0
Prio SA ................ (182) (1,715) 0.0
(30,866)
Canada
Brookfield Asset Management
Ltd., Class A .......... (215) (8,635) 0.3
Imperial Oil Ltd. .......... (286) (16,291) 0.6
Restaurant Brands International,
Inc. ................. (276) (21,565) 0.7
Teck Resources Ltd., Class B . (62) (2,621) 0.1
(49,112)
China
Alibaba Health Information
Technology Ltd. ........ (2,000) (1,087) 0.0
China Overseas Land &
Investment Ltd. ........ (4,500) (7,939) 0.3
China Vanke Co. Ltd., Class H (2,635) (2,439) 0.1
CSPC Pharmaceutical Group
Ltd. ................ (20,000) (18,614) 0.6
Lenovo Group Ltd. ........ (4,000) (5,598) 0.2
XPeng, Inc., Class A ....... (7,400) (53,905) 1.8
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (2,000) (5,713) 0.2
ZTE Corp., Class H ........ (800) (1,788) 0.1
(97,083)
Finland
Metso OYJ .............. (522) (5,299) 0.2
Germany
HelloFresh SE ........... (40) (631) 0.0
Vonovia SE ............. (1,352) (42,482) 1.4
(43,113)
Italy
Nexi SpA ............... (1,289) (10,561) 0.4
Telecom Italia SpA ........ (187,935) (61,038) 2.0
(71,599)
Japan
Ajinomoto Co., Inc. ........ (300) (11,548) 0.4
Daiichi Sankyo Co. Ltd. ..... (100) (2,738) 0.1
Hino Motors Ltd. .......... (600) (1,965) 0.1
Kansai Electric Power Co., Inc.
(The) ............... (200) (2,654) 0.1
Kawasaki Kisen Kaisha Ltd. .. (100) (4,280) 0.1
Lasertec Corp. ........... (400) (105,011) 3.5
MatsukiyoCocokara & Co. ... (1,700) (30,046) 1.0
Shares Value
% of Basket
Value
Japan (continued)
Mercari, Inc. ............. (100) $ (1,847) 0.1%
Mitsubishi Corp. .......... (300) (4,779) 0.2
Olympus Corp. ........... (800) (11,547) 0.4
Open House Group Co. Ltd. .. (100) (2,958) 0.1
Recruit Holdings Co. Ltd. .... (500) (20,905) 0.7
Renesas Electronics Corp. ... (100) (1,788) 0.0
Sony Group Corp. ......... (100) (9,463) 0.3
SUMCO Corp. ........... (4,500) (67,316) 2.2
Suzuki Motor Corp. ........ (100) (4,262) 0.1
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (200) (12,222) 0.4
Tokai Carbon Co. Ltd. ...... (300) (2,176) 0.1
Yokogawa Electric Corp. .... (100) (1,901) 0.1
(299,406)
Mexico
America Movil SAB de CV ... (45,390) (42,073) 1.4
Netherlands
ASR Nederland NV ........ (62) (2,929) 0.1
Heineken Holding NV ...... (576) (48,772) 1.6
Heineken NV ............ (162) (16,459) 0.6
Koninklijke Philips NV ...... (1,580) (36,976) 1.2
(105,136)
Norway
Aker BP ASA ............ (320) (9,295) 0.3
Salmar ASA ............. (573) (32,091) 1.1
(41,386)
Poland
InPost SA .............. (30) (415) 0.0
KGHM Polska Miedz SA ..... (95) (2,963) 0.1
LPP SA ................ (1) (4,115) 0.2
(7,493)
South Korea
Kakao Corp. ............. (677) (28,400) 1.0
LG Chem Ltd. ............ (8) (3,077) 0.1
LG Energy Solution Ltd. ..... (128) (42,242) 1.4
POSCO Future M Co. Ltd. ... (100) (27,618) 0.9
(101,337)
Sweden
Beijer Ref AB ............ (510) (6,844) 0.2
Electrolux AB, Class B ...... (346) (3,717) 0.1
EQT AB ................ (233) (6,597) 0.2
Fastighets AB Balder, Class B . (2,509) (17,793) 0.6
Sagax AB, Class B ........ (173) (4,762) 0.2
Skanska AB, Class B ....... (152) (2,754) 0.1
(42,467)
Switzerland
Avolta AG .............. (91) (3,583) 0.1
Baloise Holding AG (Registered) (116) (18,187) 0.6
DSM-Firmenich AG ........ (52) (5,288) 0.2
Givaudan SA (Registered) ... (5) (20,734) 0.7
Helvetia Holding AG
(Registered) ........... (24) (3,309) 0.1
Partners Group Holding AG .. (2) (2,892) 0.1
SIG Group AG ........... (2,371) (54,607) 1.8
Straumann Holding AG
(Registered) ........... (112) (18,099) 0.6
Swiss Life Holding AG
(Registered) ........... (114) (79,225) 2.7
(205,924)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Shares Value
% of Basket
Value
Taiwan
Chailease Holding Co. Ltd. ... (1,000) $ (6,284) 0.2%
United Kingdom
Rentokil Initial plc ......... (1,176) (6,628) 0.2
United States
Airbnb, Inc., Class A ....... (856) (116,536) 3.9
Alaska Air Group, Inc. ...... (51) (1,993) 0.1
Apollo Global Management, Inc. (254) (23,670) 0.8
Arista Networks, Inc. ....... (49) (11,540) 0.4
Blackstone, Inc. .......... (226) (29,588) 1.0
Broadridge Financial Solutions,
Inc. ................. (1) (206) 0.0
Carnival Corp. ........... (74) (1,372) 0.0
CDW Corp. ............. (12) (2,728) 0.1
Celanese Corp. .......... (909) (141,231) 4.7
Cencora, Inc. ............ (99) (20,333) 0.7
Charles River Laboratories
International, Inc. ....... (21) (4,964) 0.2
Church & Dwight Co., Inc. ... (89) (8,416) 0.3
Constellation Energy Corp. ... (410) (47,925) 1.6
CoStar Group, Inc. ........ (339) (29,625) 1.0
Discover Financial Services .. (17) (1,911) 0.1
Enphase Energy, Inc. ....... (333) (44,003) 1.5
EQT Corp. .............. (833) (32,204) 1.1
Etsy, Inc. ............... (15) (1,216) 0.0
GE HealthCare Technologies,
Inc. ................. (494) (38,196) 1.3
Gen Digital, Inc. .......... (1,928) (43,997) 1.5
Generac Holdings, Inc. ..... (127) (16,413) 0.5
Global Payments, Inc. ...... (76) (9,652) 0.3
Haleon plc .............. (8,488) (34,752) 1.1
Hasbro, Inc. ............. (798) (40,746) 1.4
Illumina, Inc. ............ (203) (28,266) 0.9
Iron Mountain, Inc. ........ (92) (6,438) 0.2
KKR & Co., Inc. .......... (260) (21,541) 0.7
Lamb Weston Holdings, Inc. .. (814) (87,985) 2.9
Lowe's Cos., Inc. ......... (404) (89,910) 3.0
Norwegian Cruise Line Holdings
Ltd. ................ (125) (2,505) 0.1
ON Semiconductor Corp. .... (685) (57,218) 1.9
ONEOK, Inc. ............ (52) (3,651) 0.1
Paramount Global, Class B ... (3,978) (58,835) 2.0
Quanta Services, Inc. ...... (61) (13,164) 0.4
Ralph Lauren Corp. ........ (77) (11,103) 0.4
Realty Income Corp. ....... (81) (4,651) 0.1
Revvity, Inc. ............. (57) (6,231) 0.2
Southwest Airlines Co. ...... (5,148) (148,674) 5.0
Take-Two Interactive Software,
Inc. ................. (910) (146,464) 4.9
Tractor Supply Co. ........ (154) (33,115) 1.1
Trimble, Inc. ............. (48) (2,554) 0.1
Tyson Foods, Inc., Class A ... (400) (21,500) 0.7
United Rentals, Inc. ........ (6) (3,440) 0.1
Walgreens Boots Alliance, Inc. (1,483) (38,721) 1.3
Waste Management, Inc. .... (557) (99,759) 3.3
Waters Corp. ............ (363) (119,510) 4.0
Western Digital Corp. ....... (740) (38,754) 1.3
Xylem, Inc. .............. (644) (73,648) 2.5
Zebra Technologies Corp., Class
A .................. (8) (2,187) 0.1
(1,823,041)
Shares Value
% of Basket
Value
Preferred Securities
Germany
Sartorius AG (Preference) ... (16) $ (5,875) 0.2%
Total Reference Entity — Short ............ (2,990,432)
Net Value of Reference Entity — Citibank NA ..
$ (2,990,296)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2024:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
AGL Energy Ltd. .......... (363) (2,346) 0.1
Computershare Ltd. ........ (4,156) (69,220) 2.6
Endeavour Group Ltd. ...... (812) (2,884) 0.1
Evolution Mining Ltd. ....... (747) (2,010) 0.1
Goodman Group .......... (327) (5,630) 0.2
IDP Education Ltd. ........ (324) (4,420) 0.2
Lendlease Corp. Ltd. ....... (988) (5,029) 0.2
Lynas Rare Earths Ltd. ..... (9,935) (48,495) 1.8
Mineral Resources Ltd. ..... (1,357) (64,639) 2.4
NEXTDC Ltd. ............ (257) (2,400) 0.1
Origin Energy Ltd. ......... (28) (162) 0.0
Pro Medicus Ltd. .......... (56) (3,654) 0.1
Santos Ltd. ............. (248) (1,289) 0.1
Suncorp Group Ltd. ........ (486) (4,602) 0.2
(216,780)
Belgium
D'ieteren Group .......... (71) (13,889) 0.5
Brazil
Banco BTG Pactual SA ..... (180) (1,399) 0.0
BRF SA ................ (1,461) (4,081) 0.2
Hapvida Participacoes e
Investimentos SA ....... (127,069) (116,319) 4.4
Localiza Rent a Car SA ..... (6,735) (87,903) 3.3
(209,702)
Canada
Power Corp. of Canada ..... (191) (5,462) 0.2
Restaurant Brands International,
Inc. ................. (91) (7,110) 0.3
(12,572)
China
China Southern Airlines Co. Ltd.,
Class H .............. (20,000) (8,482) 0.3
Flat Glass Group Co. Ltd., Class
H .................. (6,000) (10,127) 0.4
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (3,896) 0.2
PICC Property & Casualty Co.
Ltd., Class H .......... (18,000) (21,420) 0.8
Shandong Gold Mining Co. Ltd.,
Class H .............. (7,500) (14,230) 0.5
Xiaomi Corp., Class B ...... (23,400) (46,857) 1.8
XPeng, Inc., Class A ....... (400) (2,914) 0.1
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (400) (1,143) 0.0
(109,069)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Finland
Metso OYJ .............. (1,299) $ (13,187) 0.5%
France
Sartorius Stedim Biotech .... (287) (76,107) 2.9
Germany
HelloFresh SE ........... (2,035) (32,085) 1.2
HOCHTIEF AG ........... (13) (1,440) 0.0
(33,525)
Hong Kong
Sino Biopharmaceutical Ltd. .. (15,000) (6,673) 0.2
Italy
Telecom Italia SpA ........ (15,273) (4,960) 0.2
Japan
Advantest Corp. .......... (1,400) (47,174) 1.8
Fujitsu General Ltd. ........ (100) (1,642) 0.1
Lasertec Corp. ........... (100) (26,253) 1.0
Mercari, Inc. ............. (1,700) (31,395) 1.2
Nikon Corp. ............. (2,500) (24,676) 0.9
Olympus Corp. ........... (5,100) (73,615) 2.8
ORIX Corp. ............. (400) (7,512) 0.3
Park24 Co. Ltd. .......... (200) (2,556) 0.1
Rakuten Group, Inc. ....... (16,200) (72,225) 2.7
SBI Holdings, Inc. ......... (600) (13,466) 0.5
Socionext, Inc. ........... (500) (9,040) 0.3
Square Enix Holdings Co. Ltd. . (500) (17,925) 0.7
(327,479)
Luxembourg
Reinet Investments SCA .... (188) (4,792) 0.2
Netherlands
Koninklijke Philips NV ...... (1) (23) 0.0
Poland
Bank Polska Kasa Opieki SA . (80) (3,093) 0.1
InPost SA .............. (2,189) (30,308) 1.2
ORLEN SA ............. (228) (3,796) 0.1
(37,197)
Singapore
Sea Ltd., ADR, Class A ..... (786) (31,833) 1.2
South Africa
Growthpoint Properties Ltd. .. (3,004) (1,918) 0.1
Harmony Gold Mining Co. Ltd. (457) (2,977) 0.1
Sasol Ltd. .............. (184) (1,854) 0.1
(6,749)
South Korea
Delivery Hero SE ......... (407) (11,202) 0.4
Kakao Corp. ............. (88) (3,692) 0.1
LG Electronics, Inc. ........ (17) (1,337) 0.1
Lotte Energy Materials Corp. .. (173) (5,616) 0.2
POSCO Future M Co. Ltd. ... (150) (41,427) 1.6
POSCO Holdings, Inc. ...... (85) (32,682) 1.2
SK, Inc. ................ (13) (1,789) 0.1
(97,745)
Sweden
Beijer Ref AB ............ (627) (8,414) 0.3
Securitas AB, Class B ...... (344) (3,372) 0.1
(11,786)
Shares Value
% of Basket
Value
Switzerland
Bachem Holding AG ....... (418) $ (32,370) 1.2%
Baloise Holding AG (Registered) (38) (5,958) 0.2
DSM-Firmenich AG ........ (310) (31,525) 1.2
Tecan Group AG (Registered) . (73) (29,865) 1.2
(99,718)
United Kingdom
Centrica plc ............. (2,296) (4,116) 0.2
Ocado Group plc ......... (3,348) (32,342) 1.2
(36,458)
United States
Air Transport Services Group,
Inc. ................. (187) (3,293) 0.1
Airbnb, Inc., Class A ....... (65) (8,849) 0.3
Atlantic Union Bankshares Corp. (240) (8,770) 0.3
Avery Dennison Corp. ...... (208) (42,049) 1.6
Bank of Hawaii Corp. ....... (214) (15,506) 0.6
Banner Corp. ............ (96) (5,142) 0.2
Boston Properties, Inc. ...... (712) (49,961) 1.9
Brandywine Realty Trust .... (41) (221) 0.0
Celanese Corp. .......... (98) (15,226) 0.6
Charles River Laboratories
International, Inc. ....... (456) (107,798) 4.1
Church & Dwight Co., Inc. ... (69) (6,525) 0.2
Columbia Banking System, Inc. (185) (4,936) 0.2
Community Bank System, Inc. . (223) (11,621) 0.4
Cullen/Frost Bankers, Inc. ... (40) (4,340) 0.2
CVB Financial Corp. ....... (576) (11,629) 0.4
Darden Restaurants, Inc. .... (18) (2,957) 0.1
Dollar General Corp. ....... (715) (97,204) 3.7
Enphase Energy, Inc. ....... (29) (3,832) 0.1
EPAM Systems, Inc. ....... (88) (26,166) 1.0
First BanCorp ............ (133) (4,922) 0.2
Frontier Communications Parent,
Inc. ................. (293) (7,425) 0.3
Glacier Bancorp, Inc. ....... (260) (10,743) 0.4
Global Payments, Inc. ...... (40) (5,080) 0.2
Independent Bank Group, Inc. . (280) (14,246) 0.5
International Business Machines
Corp. ............... (220) (35,981) 1.4
Iron Mountain, Inc. ........ (345) (24,143) 0.9
KKR & Co., Inc. .......... (73) (6,048) 0.2
Lakeland Bancorp, Inc. ..... (326) (4,822) 0.2
Lamb Weston Holdings, Inc. .. (124) (13,403) 0.5
NRG Energy, Inc. ......... (41) (2,120) 0.1
OceanFirst Financial Corp. ... (268) (4,652) 0.2
Old National Bancorp ...... (473) (7,989) 0.3
ON Semiconductor Corp. .... (43) (3,592) 0.1
Pool Corp. .............. (19) (7,575) 0.3
Provident Financial Services,
Inc. ................. (274) (4,940) 0.2
Ralph Lauren Corp. ........ (20) (2,884) 0.1
Raymond James Financial, Inc. (68) (7,582) 0.3
Revvity, Inc. ............. (786) (85,918) 3.2
Sabre Corp. ............. (1,239) (5,452) 0.2
Sandy Spring Bancorp, Inc. .. (192) (5,230) 0.2
Simmons First National Corp.,
Class A .............. (330) (6,547) 0.3
Simon Property Group, Inc. .. (20) (2,853) 0.1
SouthState Corp. ......... (100) (8,445) 0.3
STERIS plc ............. (116) (25,503) 1.0
Valley National Bancorp ..... (1,752) (19,027) 0.7
VF Corp. ............... (4,051) (76,159) 2.9
WaFd, Inc. .............. (416) (13,711) 0.5
Walgreens Boots Alliance, Inc. (226) (5,901) 0.2

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Shares Value
% of Basket
Value
United States (continued)
WesBanco, Inc. .......... (156) $ (4,894) 0.2%
WSFS Financial Corp. ...... (118) (5,420) 0.2
(859,232)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (1,409) (2,945) 0.1
Germany
Sartorius AG (Preference) ... (157) (57,653) 2.2
Rights
Brazil
Localiza Rent a Car SA ..... (24) (96) 0.0
Shares Value
% of Basket
Value
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (1,882) $ (145,648) 5.5%
SPDR S&P Regional Banking
ETF ................ (319) (16,725) 0.6
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,662) (216,367) 8.2
(378,740)
Total Reference Entity — Short ............ (2,648,910)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (2,648,910)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day ESTR ......................................... Euro Short-Term Rate 3.88
1-day IBR ........................................... Colombian Reference Banking Indicator 12.05
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.04)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.40
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.86
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6.43
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 10,880 $ (18,510) $ 1,682,464 $ (905,562) $ —
OTC Swaps ..................................................... 11,909 (57) 98,350 (246,464) —
Options Written ................................................... N/A N/A 120,717 (104,786) (255,432)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 118,965 $ — $ 1,080,700 $ — $ 1,199,665
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 291,855 — — 291,855
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 190 614,251 20,120 364,862 3,246
(d)
1,002,669
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 61,639 — — 1,619,071 1,754 1,682,464
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 11,909 24,405 — 73,945 — 110,259
$ — $ 73,738 $ 757,621 $ 311,975 $ 3,138,578 $ 5,000 $ 4,286,912
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 152,056 $ — $ 1,244,156 $ — $ 1,396,212
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 133,640 — — 133,640
Options written
(b)
Options written at value ..................... — — 106,043 3,443 145,946 — 255,432
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 887 — — 904,675 — 905,562
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 7,722 169,742 — 69,057 — 246,521
$ — $ 8,609 $ 427,841 $ 137,083 $ 2,363,834 $ — $ 2,937,367
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (819,379) $ — $ 988,078 $ — $ 168,699
Forward foreign currency exchange contracts .... — — — (501,874) — — (501,874)
Options purchased
(a)
..................... — (22,018) (485,312) (48,533) (285,846) — (841,709)
Options written ........................ — 3,448 868,559 40,956 640,525 — 1,553,488
Swaps .............................. — (1,808) (401,593) — (1,028,507) 3,226 (1,428,682)
$ — $ (20,378) $ (837,725) $ (509,451) $ 314,250 $ 3,226 $ (1,050,078)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (271,571) $ — $ 1,279 $ — $ (270,292)
Forward foreign currency exchange contracts .... — — — 664,970 — — 664,970
Options purchased
(b)
..................... — 130 388,614 (51,131) (51,011) (5,399) 281,203
Options written ........................ — — (80,447) (2,837) 660,488 — 577,204
Swaps .............................. — 32,344 (137,617) — 548,003 2,766 445,496
$ — $ 32,474 $ (101,021) $ 611,002 $ 1,158,759 $ (2,633) $ 1,698,581
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 34,583,433
Average notional value of contracts — short ................................................................................. $ 50,881,225
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 12,713,579
Average amounts sold — in USD ........................................................................................ $ 26,484,077
Options
Average value of option contracts purchased ................................................................................ $ 505,216
Average value of option contracts written ................................................................................... $ 201,140
Average notional value of swaption contracts purchased ......................................................................... $ 25,625,453
Average notional value of swaption contracts written ........................................................................... $ 63,286,873
Credit default swaps
Average notional value — buy protection ................................................................................... $ 553,496
Average notional value — sell protection ................................................................................... $ 549,247
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 28,681,763
Average notional value — receives fixed rate ................................................................................ $ 101,473,727
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 119,265
Total return swaps
Average notional value ............................................................................................... $ 4,021,447
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 80,948 $ 142,304
Forward foreign currency exchange contracts ................................................................. 291,855 133,640
Options
(a)(b)
........................................................................................ 1,002,669 255,432
Swaps — centrally cleared .............................................................................. — 31,288
Swaps — OTC
(c)
..................................................................................... 110,259 246,521
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,485,731 $ 809,185
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(695,195) (279,635)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 790,536 $ 529,550
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 5,988 $ (210) $ — $ — $ 5,778
Bank of New York Mellon ........................... 27,775 — — — 27,775
Barclays Bank plc ................................ 39,341 (12,330) — — 27,011
BNP Paribas SA ................................. 34,976 (14,406) — — 20,570
Citibank NA .................................... 132,873 (47,372) — — 85,501
Deutsche Bank AG ............................... 37,148 (31,721) — — 5,427
Goldman Sachs International ........................ 34,911 (9,962) — — 24,949
HSBC Bank plc .................................. 7,546 (2,626) — — 4,920
JPMorgan Chase Bank NA .......................... 281,770 (281,770) — — —
Morgan Stanley & Co. International plc .................. 46,536 (894) — — 45,642
Nomura International plc ........................... 20,620 (6,089) — — 14,531
State Street Bank and Trust Co. ...................... 46,032 (11,967) — — 34,065
UBS AG ...................................... 75,020 (8,276) — — 66,744
$ 790,536 $ (427,623) $ — $ — $ 362,913
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 210 $ (210) $ — $ — $ —
Barclays Bank plc ................................ 12,330 (12,330) — — —
BNP Paribas SA ................................. 14,406 (14,406) — — —
Citibank NA .................................... 47,372 (47,372) — — —
Deutsche Bank AG ............................... 31,721 (31,721) — — —
Goldman Sachs International ........................ 9,962 (9,962) — — —
HSBC Bank plc .................................. 2,626 (2,626) — — —
JPMorgan Chase Bank NA .......................... 379,346 (281,770) — — 97,576
Morgan Stanley & Co. International plc .................. 894 (894) — — —
Nomura International plc ........................... 6,089 (6,089) — — —
State Street Bank and Trust Co. ...................... 11,967 (11,967) — — —
Toronto Dominion Bank ............................ 4,351 — — — 4,351
UBS AG ...................................... 8,276 (8,276) — — —
$ 529,550 $ (427,623) $ — $ — $ 101,927
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 498,162 $ — $ 498,162
Ireland .............................................. — 108,561 — 108,561

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
United States .......................................... $ — $ 835,373 $ 176,760 $ 1,012,133
Common Stocks
Australia ............................................. — 813,409 1 813,410
Belgium ............................................. — 29,727 — 29,727
Brazil ............................................... 25,145 331,782 — 356,927
Canada ............................................. 1,760,521 — — 1,760,521
Cayman Islands ........................................ — — 16,408 16,408
China ............................................... 149,729 1,554,067 11,941 1,715,737
Denmark ............................................. — 592,213 — 592,213
Finland .............................................. 44,651 29,862 — 74,513
France .............................................. — 3,356,234 — 3,356,234
Germany ............................................ 77,295 1,547,994 — 1,625,289
Hong Kong ........................................... — 380,017 — 380,017
India ............................................... — 222,135 9,436 231,571
Indonesia ............................................ — 37,724 — 37,724
Ireland .............................................. — 66,202 — 66,202
Israel ............................................... 428,148 — — 428,148
Italy ................................................ — 1,221,429 — 1,221,429
Japan ............................................... — 6,400,242 — 6,400,242
Jordan .............................................. — 5,765 — 5,765
Luxembourg .......................................... — 41,350 — 41,350
Macau .............................................. — 63,034 — 63,034
Mexico .............................................. 105,707 — — 105,707
Netherlands ........................................... 342,555 3,200,780 — 3,543,335
Norway .............................................. — 79,732 — 79,732
Peru ................................................ 6,897 — — 6,897
Poland .............................................. — 14,066 — 14,066
Saudi Arabia .......................................... — 13,431 — 13,431
Singapore ............................................ — 72,744 — 72,744
South Africa ........................................... — 65,459 — 65,459
South Korea .......................................... — 928,626 — 928,626
Spain ............................................... — 791,824 — 791,824
Sweden ............................................. — 529,986 — 529,986
Switzerland ........................................... — 1,272,836 — 1,272,836
Taiwan .............................................. — 975,565 — 975,565
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 874,273 2,371,487 — 3,245,760
United States .......................................... 54,964,310 2,446,670 846,142 58,257,122
Corporate Bonds
Australia ............................................. — 20,212 391,211 411,423
Austria .............................................. — 206,549 — 206,549
Canada ............................................. — 435,069 — 435,069
China ............................................... — 187,351 — 187,351
France .............................................. — 216,158 — 216,158
Germany ............................................ — 653,757 — 653,757
India ............................................... — 190,913 — 190,913
Israel ............................................... — 226,924 — 226,924
Italy ................................................ — 530,175 — 530,175
Luxembourg .......................................... — 277,961 — 277,961
Netherlands ........................................... — 98,592 — 98,592
Thailand ............................................. — 191,250 — 191,250
Turkey .............................................. — — 34,000 34,000
United Arab Emirates .................................... — 30,000 — 30,000
United Kingdom ........................................ — 2,013,607 68,035 2,081,642
United States .......................................... — 5,245,740 1,383,380 6,629,120
Fixed Rate Loan Interests .................................. — — 119,248 119,248
Floating Rate Loan Interests
France .............................................. — 235,721 — 235,721
Jersey, Channel Islands ................................... — — 112,866 112,866
Netherlands ........................................... — 465,542 160,595 626,137
United Kingdom ........................................ — 52,308 — 52,308
United States .......................................... — 1,052,364 482,997 1,535,361
Foreign Government Obligations .............................. — 6,826,710 — 6,826,710
Investment Companies .................................... 3,469,255 — — 3,469,255
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Non-Agency Mortgage-Backed Securities ........................ $ — $ 3,132,565 $ — $ 3,132,565
Other Interests .......................................... — — 145,153 145,153
Preferred Securities
Brazil ............................................... — 55,579 184,280 239,859
China ............................................... — — 401,137 401,137
Germany ............................................ — 196,730 111,571 308,301
India ............................................... — — 6,710 6,710
Israel ............................................... — — 151,053 151,053
Sweden ............................................. — — — —
United Kingdom ........................................ — — 81,283 81,283
United States .......................................... 158,000 29,756 2,066,671 2,254,427
U.S. Government Sponsored Agency Securities .................... — 5,673,309 — 5,673,309
U.S. Treasury Obligations ................................... — 6,921,350 — 6,921,350
Warrants .............................................. 901 7 36,503 37,411
Short-Term Securities
Commercial Paper ....................................... — 260,271 — 260,271
Foreign Government Obligations .............................. — 1,405,040 — 1,405,040
Money Market Funds ...................................... 11,764,105 — — 11,764,105
Options Purchased
Credit contracts .......................................... — 190 — 190
Equity contracts .......................................... 614,247 4 — 614,251
Foreign currency exchange contracts ........................... — 20,120 — 20,120
Interest rate contracts ...................................... — 364,862 — 364,862
Other contracts .......................................... — 3,246 — 3,246
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 22 22
Liabilities
Investments
TBA Sale Commitments .................................... — (1,431,106) — (1,431,106)
Investment Sold Short
Common Stocks ......................................... (282,693) — — (282,693)
$ 74,503,046 $ 66,687,314 $ 6,997,403 $ 148,187,763
Investments valued at NAV
(b)
...................................... 3,445,001
$ 151,632,764
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 61,639 $ — $ 61,639
Equity contracts ........................................... 72,793 70,577 — 143,370
Foreign currency exchange contracts ............................ — 291,855 — 291,855
Interest rate contracts ....................................... 1,080,700 1,693,016 — 2,773,716
Other contracts ........................................... — 1,754 — 1,754
Liabilities
Credit contracts ........................................... — (8,552) — (8,552)
Equity contracts ........................................... (255,567) (172,274) — (427,841)
Foreign currency exchange contracts ............................ — (137,083) — (137,083)
Interest rate contracts ....................................... (1,244,156) (1,119,678) — (2,363,834)
$ (346,230) $ 681,254 $ — $ 335,024
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2022 ..................... $ — $ 893,762 $ 1,227,700 $ — $ 1,367,048 $ 12,408 $ 216,702 $ 3,228,781 $ — $ 18,896 $ 6,965,297
Transfers into Level 3 ............ — 20,289 — — 29,720 — — — — — 50,009
Transfers out of Level 3 ........... — — — — (15,479) — — — — — (15,479)
Other
(a)
...................... 170,699 — (28,135) 194,173 (336,737) — — — —
Accrued discounts/premiums ........ — — (9,509) 1,061 4,945 — — — — — (3,503)
Net realized gain (loss) ........... — (1) 4,413 891 (44,095) (15,063) — — — — (53,855)
Net change in unrealized appreciation
(depreciation)
(b)(c)
............. 6,061 (304,690) (244,293) 6,280 52,243 2,655 (71,549) (208,152) 22 6,750 (754,673)
Purchases .................... — 291,215 1,085,523 — 138,793 — — 162,935 — 12,874 1,691,340
Sales ....................... — (16,647) (159,073) (83,157) (439,980) — — (180,859) — (2,017) (881,733)
Closing balance, as of December 31, 2023
$ 176,760 $ 883,928 $ 1,876,626 $ 119,248 $ 756,458 $ —
$ 145,153
$ 3,002,705 $ 22 $ 36,503 $ 6,997,403
Net change in unrealized appreciation
(depreciation) on investments still held
at December 31, 2023
(c)
.........
$ 6,061 $ (315,107) $ (247,444) $ 6,280 $ 8,285 $ —
$ (71,549)
$ (166,964) $ 22 $ 13,980 $ (766,436)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds, Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation Portfolio

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $96,318. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 176,760 Income Discount Rate 9% —
Common Stocks ............................. 871,987 Market Revenue Multiple 1.00x – 22.00x 5.63x
Volatility 30% – 80% 76%
Time to Exit 0.3 – 3.0 years 2.8 years
EBITDA Multiple 10.72x —
Gross Profit Multiple 15.00x —
Income Discount Rate 18% —
Corporate Bonds ............................. 1,876,626 Income Discount Rate 12% – 56% 18%
Estimated Recovery
Value
40% —
Fixed Rate Loan Interests ........................ 119,248 Income Discount Rate 13% —
Floating Rate Loan Interests ...................... 682,960 Income Discount Rate 7% – 15% 11%
Other Interests .............................. 145,153 Income Discount Rate 8% – 10% 9%
Preferred Stocks
(b)
............................ 3,002,705 Market Revenue Multiple 1.00x – 31.00x 15.05x
EBIDTAR Multiple 8.75x —
Volatility 30% – 88% 62%
Time to Exit 0.1 – 5.0 years 2.4 years
Market Adjustment
Multiple
1.20x —
Gross Profit Multiple 28.25x —
Direct Profit Multiple 4.50x —
Income Discount Rate 11% —
Warrants .................................. 25,646 Market Revenue Multiple 4.22x – 31.00x 12.04x
Volatility 36% – 88% 72%
Time to Exit 0.1 – 3.0 years 2.8 years
Income Discount Rate 26% —
$ 6,901,085
(b)
For the period end December 31, 2023, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Schedule of Investments
December 31, 2023
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.13%, 12/04/24 ................. USD 168 $ 167,937
Federal Farm Credit Bank Discount Notes,
4.95%, 09/19/24
(a)
................ 275 264,633
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(1-day SOFR + 0.06%), 5.46% ,  01/10/24 .. 35 35,000
(1-day SOFR + 0.05%), 5.45% ,  02/20/24 .. 775 775,000
(1-day SOFR + 0.05%), 5.45% ,  05/09/24 .. 470 470,000
(1-day SOFR + 0.10%), 5.50% ,  08/01/24 .. 200 200,000
(1-day SOFR + 0.09%), 5.49% ,  08/26/24 .. 800 800,000
(1-day SOFR + 0.09%), 5.48% ,  09/23/24 .. 380 380,000
(1-day SOFR + 0.17%), 5.57% ,  01/23/25 .. 510 510,000
(1-day SOFR + 0.14%), 5.54% ,  05/27/25 .. 700 700,000
Federal Home Loan Bank Bonds:
5.45% ,  03/08/24 .................. 310 309,964
5.53% ,  01/08/25 .................. 465 465,000
Federal Home Loan Bank Discount Notes
(a)
:
5.29% ,  01/04/24 .................. 680 679,702
5.37% ,  02/02/24 .................. 325 323,648
5.37% ,  02/05/24 .................. 100 99,490
5.38% ,  02/09/24 .................. 1,470 1,462,089
5.38% ,  02/15/24 .................. 355 352,639
5.28% ,  03/01/24 .................. 210 208,140
5.28% ,  04/15/24 .................. 390 383,971
5.25% ,  06/10/24 .................. 2,090 2,040,929
5.26% ,  06/17/24 .................. 100 97,552
5.05% ,  08/02/24 .................. 305 295,826
4.95% ,  09/03/24 .................. 128 123,762
4.92% ,  11/01/24 .................. 1,101 1,054,174
4.92% ,  11/04/24 .................. 128 122,623
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(1-day SOFR + 0.03%), 5.43% ,  01/03/24 .. 1,300 1,300,000
(1-day SOFR + 0.03%), 5.43% ,  01/04/24 .. 600 600,000
(1-day SOFR + 0.04%), 5.43% ,  01/19/24 .. 1,765 1,765,000
(1-day SOFR + 0.04%), 5.44% ,  01/23/24 .. 685 685,000
(1-day SOFR + 0.08%), 5.48% ,  01/24/24 .. 1,500 1,500,000
(1-day SOFR + 0.04%), 5.43% ,  01/26/24 .. 1,640 1,640,000
(1-day SOFR + 0.04%), 5.44% ,  01/29/24 .. 500 500,000
(1-day SOFR + 0.04%), 5.43% ,  02/05/24 .. 400 400,004
(1-day SOFR + 0.04%), 5.44% ,  02/20/24 .. 3,005 3,005,000
(1-day SOFR + 0.05%), 5.45% ,  03/25/24 .. 915 915,000
(1-day SOFR + 0.07%), 5.47% ,  07/12/24 .. 165 165,000
(1-day SOFR + 0.11%), 5.51% ,  10/28/24 .. 500 500,007
(1-day SOFR + 0.16%), 5.56% ,  07/21/25 .. 940 940,000
(1-day SOFR + 0.20%), 5.60% ,  11/13/25 .. 690 690,000
Federal National Mortgage Association,
2.63%, 09/06/24 ................. 450 441,434
Total U.S. Government Sponsored Agency Obligations — 23.7%
(Cost: $27,368,524) ............................... 27,368,524
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
:
5.29%, 01/02/24 .................. USD 3,288 $ 3,287,517
1.77%, 01/04/24 .................. 800 799,649
3.67%, 01/11/24 .................. 1,120 1,118,359
4.29%, 01/18/24 .................. 5,230 5,216,903
4.57%, 01/25/24 .................. 185 184,348
4.72%, 01/30/24 .................. 3,245 3,231,229
4.83%, 02/06/24 .................. 680 676,362
4.85%, 02/08/24 .................. 137 136,236
4.92%, 02/13/24 .................. 5,137 5,104,493
4.97%, 02/22/24 .................. 215 213,358
5.04%, 02/29/24 .................. 451 446,847
5.00%, 03/05/24 .................. 230 227,817
5.04%, 03/12/24 .................. 723 715,470
5.12%, 04/04/24 .................. 1,240 1,222,710
5.17%, 04/16/24 .................. 319 314,100
5.15%, 04/18/24 .................. 770 757,676
5.15%, 05/09/24 .................. 2,122 2,082,004
5.13%, 05/16/24 .................. 2,555 2,504,133
5.13%, 05/23/24 .................. 3,120 3,055,183
5.12%, 06/13/24 .................. 709 692,839
5.12%, 06/20/24 .................. 1,757 1,713,807
4.85%, 09/05/24 .................. 400 385,809
4.76%, 10/31/24 .................. 193 184,700
U.S. Treasury Notes
(b)
:
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.26%, 04/30/24 ...... 1,170 1,169,787
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 5.37%, 07/31/24 ..... 3,000 3,000,557
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.47%, 10/31/24 ..... 860 860,538
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.53%, 01/31/25 ..... 900 900,000
(US Treasury 3 Month Bill Money Market
Yield + 0.13%), 5.46%, 07/31/25 ..... 2,345 2,344,653
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.50%, 10/31/25 ..... 401 400,774
Total U.S. Treasury Obligations — 37.2%
(Cost: $42,947,858) ............................... 42,947,858
Total Repurchase Agreements — 34.0%
(Cost: $39,250,000) ............................... 39,250,000
Total Investments — 94.9%
(Cost: $109,566,382 )
(c)
............................. 109,566,382
Other Assets Less Liabilities — 5.1% .................... 5,935,841
Net Assets — 100.0% ............................... $ 115,502,223
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Government Money Market Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.34% 12/29/23 01/02/24 $ 9,000 $ 9,000,000 $ 9,005,340
U.S. Government
Sponsored Agency
Obligations, 3.99% to
4.50%, due 06/20/33 to
08/20/40 ......... $ 11,429,628 $ 9,180,000
– –
Barclays Capital, Inc. . 5.47
(a)
12/29/23 02/06/24 1,000 1,000,000 1,005,926
U.S. Government
Sponsored Agency
Obligation, 6.50%, due
09/20/53 ......... 997,553 1,020,001
– –
BNP Paribas SA .... 5.35 12/29/23 01/02/24 9,000 9,000,000 9,005,350
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.84%, due
07/15/26 to 11/20/63 . 71,319,099 9,180,665
– –
JP Morgan Securities
LLC ........... 5.33 12/29/23 01/02/24 6,000 6,000,000 6,003,553
U.S. Treasury
Obligations, 2.88% to
3.13%, due 04/30/25 to
11/15/28 ......... 6,307,100 6,120,073
– –
Mizuho Securities USA
LLC ........... 5.35 12/29/23 01/02/24 9,250 9,250,000 9,255,499
U.S. Treasury
Obligation, 3.63%, due
05/15/53 ......... 10,062,500 9,435,082
– –
TD Securities USA LLC 5.33 12/29/23 01/02/24 5,000 5,000,000 5,002,961
U.S. Treasury
Obligations, 0.88% to
3.25%, due 08/31/24 to
09/30/26 ......... 5,315,800 5,100,013
– –
$ 39,250,000 $ 40,035,834
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 39,250,000 $ — $ 39,250,000
U.S. Government Sponsored Agency Obligations ................... — 27,368,524 — 27,368,524
U.S. Treasury Obligations ................................... — 42,947,858 — 42,947,858
$ — $ 109,566,382 $ — $ 109,566,382

Schedule of Investments
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$25,124)
(a)(b)
.................... 2,555 $ 9,964
Chemicals — 0.1%
Element Solutions, Inc. ............... 629 14,555
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 58 4,486
Ground Transportation — 0.1%
Uber Technologies, Inc.
(a)
............. 201 12,376
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 205 5,760
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 29 2,200
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
............. 1,837 36,667
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(a)
............. 1,229 6,846
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 353 15,860
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 702 19,930
Total Common Stocks — 0.6%
(Cost: $127,809) ................................ 128,644
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.7%
(c)
Bombardier, Inc.
7.13%, 06/15/26 ................. USD 61 60,715
7.88%, 04/15/27 ................. 13 13,002
6.00%, 02/15/28 ................. 36 35,074
7.50%, 02/01/29 ................. 18 18,299
8.75%, 11/15/30 ................. 30 31,941
BWX Technologies, Inc.
4.13%, 06/30/28 ................. 10 9,273
4.13%, 04/15/29 ................. 19 17,337
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ..................... 3 2,808
Spirit AeroSystems, Inc.
9.38%, 11/30/29 ................. 42 45,960
9.75%, 11/15/30 ................. 32 34,399
TransDigm, Inc.
6.25%, 03/15/26 ................. 32 31,945
6.75%, 08/15/28 ................. 141 144,255
7.13%, 12/01/31 ................. 67 70,210
Triumph Group, Inc., 9.00%, 03/15/28 .... 69 73,371
588,589
Air Freight & Logistics — 0.1%
GN Bondco LLC, 9.50%, 10/15/31
(c)
..... 24 23,431
Automobile Components — 2.0%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 28 28,246
6.25%, 05/15/26 ................. 38 38,050
8.50%, 05/15/27 ................. 163 163,568
6.75%, 05/15/28 ................. 58 59,173
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 8 7,920
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 9 $ 8,503
5.63%, 04/30/33 ................. 2 1,793
Icahn Enterprises LP
4.75%, 09/15/24 ................. 13 12,921
6.25%, 05/15/26 ................. 10 9,541
5.25%, 05/15/27 ................. 61 54,792
9.75%, 01/15/29
(c)
................ 20 20,404
4.38%, 02/01/29 ................. 22 18,371
Tenneco, Inc., 8.00%, 11/17/28
(c)
....... 12 10,245
433,527
Automobiles — 0.1%
Ford Motor Co.
3.25%, 02/12/32 ................. 8 6,653
6.10%, 08/19/32 ................. 22 22,177
28,830
Banks — 0.5%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)(e)
EUR 100 28,703
Citigroup, Inc.
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(g)
..................... USD 15 15,317
(1-day SOFR + 2.66%), 6.17%, 05/25/34 30 31,043
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(f)(g)
............... 29 30,430
105,493
Broadline Retail — 0.7%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 17 14,357
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 5 4,900
3.50%, 03/01/29 ................. 16 14,491
LCM Investments Holdings II LLC
4.88%, 05/01/29 ................. 28 26,009
8.25%, 08/01/31 ................. 17 17,743
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 15 14,362
4.13%, 08/01/30 ................. 31 28,130
3.63%, 10/01/31 ................. 26 22,465
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 10 9,609
152,066
Building Products — 1.2%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 27 26,055
6.38%, 06/15/30 ................. 25 25,187
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 14 14,211
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 18 17,415
Masonite International Corp.
5.38%, 02/01/28 ................. 8 7,680
3.50%, 02/15/30 ................. 17 14,736
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 21 20,032
9.75%, 07/15/28 ................. 7 7,000
Standard Industries, Inc.
5.00%, 02/15/27 ................. 2 1,950
4.75%, 01/15/28 ................. 5 4,814
4.38%, 07/15/30 ................. 73 67,042
3.38%, 01/15/31 ................. 20 17,205
Summit Materials LLC
5.25%, 01/15/29 ................. 3 2,903
7.25%, 01/15/31 ................. 30 31,611
257,841

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.6%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... USD 10 $ 10,514
Ares Capital Corp., 7.00%, 01/15/27 ..... 10 10,286
Aretec Group, Inc., 10.00%, 08/15/30
(c)
.... 10 10,626
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 5 5,088
3.25%, 03/15/27 ................. 5 4,587
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 5 4,789
3.40%, 07/15/26 ................. 4 3,719
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
9 9,272
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 11 10,844
3.13%, 09/23/26 ................. 3 2,740
7.75%, 09/16/27 ................. 21 21,652
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 19 17,948
Northern Trust Corp., 6.13%, 11/02/32 .... 8 8,591
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
.................... 10 10,533
131,189
Chemicals — 2.0%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 15 12,929
Avient Corp., 7.13%, 08/01/30
(c)
........ 9 9,362
Celanese US Holdings LLC, 6.70%, 11/15/33 8 8,677
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 21 20,002
4.63%, 11/15/29 ................. 5 4,390
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 139 127,968
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 19 18,905
HB Fuller Co., 4.25%, 10/15/28 ........ 10 9,351
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 22 21,036
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 8,060
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
. 21 15,646
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 11 9,302
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 19,234
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 2 1,982
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ................. 2 1,777
4.00%, 04/01/31 ................. 6 5,091
4.38%, 02/01/32 ................. 10 8,450
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 44 38,170
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 15 14,432
5.63%, 08/15/29 ................. 74 65,117
7.38%, 03/01/31 ................. 24 24,007
443,888
Commercial Services & Supplies — 4.2%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 2 1,840
4.88%, 07/15/32 ................. 16 14,800
Allied Universal Holdco LLC
(c)
9.75%, 07/15/27 ................. 104 101,909
4.63%, 06/01/28 ................. 200 181,819
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 14 12,739
4.75%, 10/15/29 ................. 8 7,515
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 14 13,965
5.75%, 07/15/29 ................. 22 20,510
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 50 48,502
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 2 1,960
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.13%, 07/15/29 ................. USD 11 $ 10,515
6.38%, 02/01/31 ................. 7 7,112
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 12 10,484
5.00%, 09/01/30 ................. 9 7,661
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 30 28,926
9.50%, 11/01/27 ................. 8 8,065
7.75%, 02/15/28 ................. 41 42,419
6.00%, 06/01/29 ................. 3 2,689
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 10 9,852
3.75%, 08/01/25 ................. 16 15,626
4.00%, 08/01/28 ................. 38 35,127
4.38%, 08/15/29 ................. 37 34,147
6.75%, 01/15/31 ................. 43 44,302
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 8,986
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 23 21,447
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 16 16,087
6.25%, 01/15/28 ................. 68 67,603
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 9 8,166
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 79 76,038
Williams Scotsman, Inc.
(c)
6.13%, 06/15/25 ................. 11 11,022
4.63%, 08/15/28 ................. 12 11,334
7.38%, 10/01/31 ................. 27 28,316
911,483
Communications Equipment — 0.6%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 23 18,745
CommScope, Inc.
6.00%, 03/01/26 ................. 33 29,419
4.75%, 09/01/29 ................. 6 4,028
Viasat, Inc.
5.63%, 09/15/25 ................. 31 30,226
5.63%, 04/15/27 ................. 26 25,155
7.50%, 05/30/31 ................. 4 3,140
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 15 13,132
123,845
Construction & Engineering — 0.9%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 40 37,255
Brand Industrial Services, Inc., 10.38%,
08/01/30 ..................... 122 129,019
Dycom Industries, Inc., 4.50%, 04/15/29 ... 11 10,207
MasTec, Inc., 4.50%, 08/15/28 ......... 4 3,756
Pike Corp., 8.63%, 01/31/31 .......... 6 6,305
186,542
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(c)
6.00%, 11/01/28 ................. 42 41,352
8.88%, 11/15/31 ................. 45 47,303
88,655
Consumer Finance — 1.2%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
.................... 9 9,330
Capital One Financial Corp., (1-day SOFR +
2.86%), 6.38%, 06/08/34
(f)
.......... 10 10,292
Global Aircraft Leasing Co. Ltd.
(c)(h)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 15 13,637
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 21 19,545

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Macquarie Airfinance Holdings Ltd.
(c)
8.38%, 05/01/28 ................. USD 6 $ 6,284
8.13%, 03/30/29 ................. 12 12,543
Navient Corp.
5.50%, 03/15/29 ................. 11 10,144
9.38%, 07/25/30 ................. 18 18,858
OneMain Finance Corp.
7.13%, 03/15/26 ................. 22 22,414
3.50%, 01/15/27 ................. 7 6,478
6.63%, 01/15/28 ................. 8 8,076
9.00%, 01/15/29 ................. 27 28,545
5.38%, 11/15/29 ................. 37 34,647
7.88%, 03/15/30 ................. 25 25,734
4.00%, 09/15/30 ................. 17 14,548
SLM Corp., 3.13%, 11/02/26 .......... 14 13,054
254,129
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ................. 17 16,040
4.63%, 01/15/27 ................. 4 3,889
5.88%, 02/15/28 ................. 27 27,018
6.50%, 02/15/28 ................. 10 10,119
3.50%, 03/15/29 ................. 30 27,239
4.88%, 02/15/30 ................. 21 20,104
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
.................... 37 33,936
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
6 4,857
US Foods, Inc.
(c)
6.88%, 09/15/28 ................. 13 13,382
4.75%, 02/15/29 ................. 27 25,643
4.63%, 06/01/30 ................. 3 2,796
7.25%, 01/15/32 ................. 15 15,641
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 ................. 2 1,760
4.80%, 11/18/44 ................. 9 7,499
4.10%, 04/15/50 ................. 9 6,536
216,459
Containers & Packaging — 1.9%
Ball Corp.
6.00%, 06/15/29 ................. 14 14,296
3.13%, 09/15/31 ................. 15 12,933
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 24 23,606
8.75%, 04/15/30 ................. 47 43,821
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 8,730
LABL, Inc.
(c)
5.88%, 11/01/28 ................. 17 15,403
9.50%, 11/01/28 ................. 30 30,300
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 207 210,660
9.25%, 04/15/27 ................. 4 3,926
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. 3 3,000
7.25%, 05/15/31 ................. 12 12,167
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 13 12,201
6.13%, 02/01/28 ................. 11 11,095
5.00%, 04/15/29 ................. 3 2,901
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
7 7,490
412,529
Security
Par (000)
Par (000) Value
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. USD 4 $ 3,566
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 24 23,142
Resideo Funding, Inc., 4.00%, 09/01/29 ... 5 4,363
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 5 5,148
36,219
Diversified Consumer Services — 1.1%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 3 2,982
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 11 9,948
Service Corp. International
5.13%, 06/01/29 ................. 2 1,960
4.00%, 05/15/31 ................. 28 25,074
Sotheby's, 7.38%, 10/15/27
(c)
.......... 200 192,879
232,843
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 7 5,849
HAT Holdings I LLC
(c)
3.38%, 06/15/26 ................. 16 15,038
8.00%, 06/15/27 ................. 7 7,289
Highwoods Realty LP, 7.65%, 02/01/34 ... 5 5,394
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 22 20,152
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 19 13,662
3.50%, 03/15/31 ................. 61 38,139
VICI Properties LP
(c)
4.63%, 12/01/29 ................. 28 26,383
4.13%, 08/15/30 ................. 25 22,773
154,679
Diversified Telecommunication Services — 4.8%
CCO Holdings LLC
(c)
5.00%, 02/01/28 ................. 34 32,531
5.38%, 06/01/29 ................. 22 20,737
6.38%, 09/01/29 ................. 51 50,294
4.75%, 03/01/30 ................. 20 18,275
4.50%, 08/15/30 ................. 5 4,507
4.25%, 02/01/31 ................. 36 31,462
7.38%, 03/01/31 ................. 138 141,638
4.75%, 02/01/32 ................. 8 7,056
4.25%, 01/15/34 ................. 29 23,566
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 10 9,661
5.00%, 05/01/28 ................. 49 45,285
8.75%, 05/15/30 ................. 105 108,014
8.63%, 03/15/31 ................. 5 5,098
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 59 56,640
4.63%, 09/15/27 ................. 68 40,800
3.63%, 01/15/29 ................. 7 3,570
11.00%, 11/15/29
(i)
............... 41 40,660
10.50%, 05/15/30 ................ 62 60,121
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
32 20,652
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 13 12,715
6.00%, 09/30/34 ................. 34 32,289
7.20%, 07/18/36 ................. 13 13,050
7.72%, 06/04/38 ................. 2 2,037
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 55 55,759
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 208 166,769
6.13%, 03/01/28 ................. 65 47,740
1,050,926

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.9%
FirstEnergy Corp., 2.65%, 03/01/30 ...... USD 4 $ 3,456
NextEra Energy Operating Partners LP
(c)
3.88%, 10/15/26 ................. 5 4,761
7.25%, 01/15/29 ................. 11 11,516
NRG Energy, Inc.
5.75%, 01/15/28 ................. 4 3,985
7.00%, 03/15/33
(c)
................ 15 15,855
Pacific Gas & Electric Co., 6.95%, 03/15/34 . 30 32,952
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 18 17,025
PG&E Corp., 4.25%, 12/01/27
(c)(j)
....... 54 56,592
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 2 1,975
5.00%, 07/31/27 ................. 2 1,947
7.75%, 10/15/31 ................. 32 33,235
6.95%, 10/15/33 ................. 15 15,786
199,085
Electrical Equipment — 0.6%
(c)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 29 29,356
6.30%, 02/15/30 ................. 15 15,389
6.40%, 04/15/33 ................. 10 10,423
Vertiv Group Corp., 4.13%, 11/15/28 ..... 74 69,428
124,596
Electronic Equipment, Instruments & Components — 0.5%
(c)
Coherent Corp., 5.00%, 12/15/29 ....... 35 33,241
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 74 68,632
3.75%, 02/15/31 ................. 17 14,973
116,846
Energy Equipment & Services — 4.4%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 27 27,068
6.25%, 04/01/28 ................. 42 41,370
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 16 15,434
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 12 11,534
7.50%, 01/15/28 ................. 17 14,701
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 49 48,984
7.38%, 05/15/27
(c)
................ 2 1,959
9.13%, 01/31/30
(c)
................ 18 18,073
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 20 20,811
Oceaneering International, Inc., 6.00%,
02/01/28
(c)
.................... 5 4,846
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 10 10,594
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 5 4,822
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 7,350
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
. 9 9,135
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 8 8,300
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 36 35,369
11.50%, 01/30/27 ................ 37 38,665
8.00%, 02/01/27 ................. 22 21,450
8.75%, 02/15/30 ................. 67 70,469
USA Compression Partners LP
6.88%, 04/01/26 ................. 51 50,785
6.88%, 09/01/27 ................. 26 25,692
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 50 51,227
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ................. 57 57,564
9.50%, 02/01/29 ................. 137 144,969
8.38%, 06/01/31 ................. 89 88,954
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
9.88%, 02/01/32 ................. USD 66 $ 68,748
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 11 11,383
8.63%, 04/30/30 ................. 40 41,762
952,018
Entertainment — 0.6%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 16 11,969
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 3 2,973
5.63%, 03/15/26 ................. 6 5,945
6.50%, 05/15/27 ................. 77 78,349
4.75%, 10/15/27 ................. 24 23,012
3.75%, 01/15/28 ................. 13 12,124
Playtika Holding Corp., 4.25%, 03/15/29 ... 5 4,363
138,735
Financial Services — 3.9%
Block, Inc.
2.75%, 06/01/26 ................. 73 68,841
3.50%, 06/01/31 ................. 85 75,476
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 33 32,898
Freedom Mortgage Corp.
(c)
12.00%, 10/01/28 ................ 7 7,645
12.25%, 10/01/30 ................ 7 7,684
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. 3 3,045
8.00%, 02/15/27 ................. 29 29,726
8.00%, 06/15/28 ................. 7 7,242
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 15,575
Nationstar Mortgage Holdings, Inc.
(c)
5.00%, 02/01/26 ................. 88 86,060
6.00%, 01/15/27 ................. 5 4,963
5.13%, 12/15/30 ................. 11 9,945
5.75%, 11/15/31 ................. 12 11,189
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(c)
16 17,000
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(c)
.................... 18 18,529
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 9 8,880
7.75%, 02/15/26 ................. 41 41,711
6.88%, 04/01/27 ................. 22 21,985
8.00%, 04/15/27 ................. 17 17,622
5.88%, 07/01/29 ................. 40 38,998
9.88%, 07/15/31 ................. 21 23,336
7.00%, 01/15/32 ................. 22 22,697
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ................. 61 56,272
3.88%, 03/01/31 ................. 15 13,192
4.00%, 10/15/33 ................. 5 4,248
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 61 59,317
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 140 140,984
845,060
Food Products — 1.3%
(c)
B&G Foods, Inc., 8.00%, 09/15/28 ...... 8 8,401
Chobani LLC
7.50%, 04/15/25 ................. 96 95,520
4.63%, 11/15/28 ................. 70 65,437
Darling Ingredients, Inc., 6.00%, 06/15/30 .. 45 45,033
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 ................. 8 7,824
4.13%, 01/31/30 ................. 24 22,126
4.38%, 01/31/32 ................. 25 22,807
Post Holdings, Inc.
4.63%, 04/15/30 ................. 4 3,679

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.50%, 09/15/31 ................. USD 4 $ 3,585
Simmons Foods, Inc., 4.63%, 03/01/29 ... 13 11,247
285,659
Gas Utilities — 0.2%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 19 19,621
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 17 17,842
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 8 7,253
44,716
Ground Transportation — 0.8%
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(c)
15 14,979
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 21 19,417
RXO, Inc., 7.50%, 11/15/27
(c)
.......... 6 6,191
Uber Technologies, Inc.
0.00%, 12/15/25
(j)(k)
............... 27 27,455
8.00%, 11/01/26
(c)
................ 12 12,223
7.50%, 09/15/27
(c)
................ 22 22,784
4.50%, 08/15/29
(c)
................ 73 69,639
172,688
Health Care Equipment & Supplies — 1.6%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 33 31,894
3.88%, 11/01/29 ................. 33 29,968
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(c)
.................... 98 103,384
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 13 13,886
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 27 24,412
5.25%, 10/01/29 ................. 141 132,903
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,944
4.25%, 06/01/28
(c)
................ 10 9,478
347,869
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 5 4,924
5.00%, 04/15/29 ................. 6 5,760
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
30 26,110
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 16 14,866
6.00%, 01/15/29 ................. 35 31,505
5.25%, 05/15/30 ................. 46 38,472
4.75%, 02/15/31 ................. 46 36,162
Encompass Health Corp.
4.50%, 02/01/28 ................. 5 4,784
4.75%, 02/01/30 ................. 26 24,485
4.63%, 04/01/31 ................. 23 21,164
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 42 38,997
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(c)
.................... 9 8,309
LifePoint Health, Inc.
(c)
9.88%, 08/15/30 ................. 22 22,233
11.00%, 10/15/30 ................ 28 29,488
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 29 28,638
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 18 17,024
3.88%, 11/15/30 ................. 7 6,292
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 15 13,556
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 2 1,950
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 6 5,953
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. USD 22 $ 21,502
10.00%, 04/15/27 ................ 12 12,120
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 17 16,808
6.25%, 02/01/27 ................. 5 5,025
5.13%, 11/01/27 ................. 18 17,596
4.63%, 06/15/28 ................. 7 6,680
6.13%, 10/01/28 ................. 27 26,924
6.13%, 06/15/30 ................. 14 14,155
6.75%, 05/15/31
(c)
................ 73 74,610
576,092
Health Care Technology — 0.9%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 175 158,756
IQVIA, Inc., 6.25%, 02/01/29 .......... 30 31,318
190,074
Hotel & Resort REITs — 1.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 52 50,226
7.25%, 07/15/28
(c)
................ 48 49,905
4.50%, 02/15/29
(c)
................ 16 14,881
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 11 10,422
4.00%, 09/15/29 ................. 8 7,189
Service Properties Trust
7.50%, 09/15/25 ................. 9 9,100
8.63%, 11/15/31
(c)
................ 71 74,368
216,091
Hotels, Restaurants & Leisure — 7.6%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 11 10,392
4.38%, 01/15/28 ................. 15 14,326
4.00%, 10/15/30 ................. 41 36,773
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 12 11,545
4.75%, 06/15/31
(c)
................ 23 21,110
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 18 16,927
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 14 14,038
8.13%, 07/01/27 ................. 72 73,807
4.63%, 10/15/29 ................. 48 43,296
7.00%, 02/15/30 ................. 90 92,290
Carnival Corp.
(c)
7.63%, 03/01/26 ................. 14 14,253
5.75%, 03/01/27 ................. 59 57,551
4.00%, 08/01/28 ................. 11 10,227
6.00%, 05/01/29 ................. 55 52,921
7.00%, 08/15/29 ................. 11 11,486
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 170 185,031
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 9 8,775
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 6 5,970
5.38%, 04/15/27 ................. 6 5,870
6.50%, 10/01/28 ................. 5 4,962
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 17 16,822
4.75%, 01/15/28 ................. 28 26,835
5.75%, 04/01/30 ................. 70 68,249
6.75%, 05/01/31 ................. 47 47,702
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 16 14,518
6.75%, 01/15/30 ................. 2 1,756

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP
3.25%, 01/15/32 ................. USD 31 $ 26,172
6.75%, 12/01/33 ................. 15 16,182
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 15 15,006
3.75%, 05/01/29
(c)
................ 9 8,344
4.88%, 01/15/30 ................. 12 11,630
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 3,940
Life Time, Inc., 8.00%, 04/15/26
(c)
....... 19 19,173
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 ................. 13 13,132
7.25%, 11/15/29 ................. 14 14,335
7.50%, 09/01/31 ................. 22 22,947
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 17 17,577
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
23 22,885
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 14,639
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 11 10,230
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 27 26,383
8.38%, 02/01/28 ................. 9 9,530
8.13%, 01/15/29 ................. 8 8,357
7.75%, 02/15/29 ................. 13 13,079
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 11 10,530
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
. 11 11,344
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 10 8,000
5.88%, 09/01/31 ................. 10 7,800
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
.................... 9 9,605
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 15 14,297
Royal Caribbean Cruises Ltd.
(c)
4.25%, 07/01/26 ................. 6 5,795
5.50%, 08/31/26 ................. 11 10,892
5.38%, 07/15/27 ................. 12 11,879
5.50%, 04/01/28 ................. 16 15,796
8.25%, 01/15/29 ................. 13 13,773
9.25%, 01/15/29 ................. 16 17,210
7.25%, 01/15/30 ................. 19 19,843
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 18 17,018
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 80 80,246
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
9 9,039
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 16 15,085
4.63%, 12/01/31 ................. 28 25,247
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 12 11,940
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ................. 16 15,440
7.00%, 02/15/29 ................. 3 2,974
9.13%, 07/15/31 ................. 54 57,543
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 10 9,750
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 14,962
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 27,247
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 49 46,246
7.13%, 02/15/31 ................. 26 27,077
1,657,551
Security
Par (000)
Par (000) Value
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. USD 7 $ 6,793
4.63%, 08/01/29 ................. 8 7,114
4.63%, 04/01/30 ................. 8 7,166
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 17 15,090
4.88%, 02/15/30 ................. 15 13,191
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13 12,862
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
8 8,455
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 12,610
KB Home, 7.25%, 07/15/30 ........... 5 5,176
LGI Homes, Inc., 8.75%, 12/15/28
(c)
...... 8 8,510
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 14 13,611
4.63%, 03/01/30 ................. 11 10,194
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
11 7,906
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 9 9,045
5.13%, 08/01/30 ................. 5 4,837
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 19 17,160
3.88%, 10/15/31 ................. 4 3,382
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 4,931
168,033
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 13 11,824
4.13%, 04/30/31
(c)
................ 16 14,141
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 9 8,587
5.50%, 07/15/30 ................. 3 2,911
37,463
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.
(c)
5.13%, 03/15/28 ................. 34 32,598
5.00%, 02/01/31 ................. 8 7,334
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 15 14,451
3.75%, 01/15/32 ................. 27 23,456
NextEra Energy Partners LP
(c)(j)
0.00%, 11/15/25
(k)
................ 12 10,482
2.50%, 06/15/26 ................. 12 10,752
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
9 9,563
TransAlta Corp., 7.75%, 11/15/29 ....... 7 7,434
116,070
Industrial Conglomerates — 1.0%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(c)
.................... 202 206,317
Insurance — 4.2%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 11 9,995
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 98 94,183
6.75%, 10/15/27 ................. 143 142,494
6.75%, 04/15/28 ................. 36 36,829
5.88%, 11/01/29 ................. 89 84,327
7.00%, 01/15/31 ................. 32 33,756
AmWINS Group, Inc., 4.88%, 06/30/29 .... 29 26,484
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 20 20,201
HUB International Ltd.
7.00%, 05/01/26 ................. 37 37,143
7.25%, 06/15/30 ................. 125 132,029

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. USD 34 $ 35,704
10.50%, 12/15/30 ................ 17 17,916
NFP Corp.
4.88%, 08/15/28 ................. 39 38,596
6.88%, 08/15/28 ................. 136 138,258
7.50%, 10/01/30 ................. 8 8,514
8.50%, 10/01/31 ................. 13 14,091
Ryan Specialty LLC, 4.38%, 02/01/30 .... 12 11,130
USI, Inc., 7.50%, 01/15/32 ........... 30 30,714
912,364
IT Services — 1.7%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 14 12,197
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 8,151
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
13 12,183
Central Parent LLC, 8.00%, 06/15/29
(c)
.... 38 39,663
Gartner, Inc., 4.50%, 07/01/28
(c)
........ 8 7,587
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(c)
200 211,344
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(c)
.................... 6 6,454
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 20 19,100
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2 1,961
Twilio, Inc.
3.63%, 03/15/29 ................. 12 10,948
3.88%, 03/15/31 ................. 34 30,277
359,865
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
....... 6 6,260
Mattel, Inc.
6.20%, 10/01/40 ................. 14 13,542
5.45%, 11/01/41 ................. 13 11,707
31,509
Life Sciences Tools & Services — 0.5%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 12 11,422
4.00%, 03/15/31 ................. 2 1,807
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 13 13,351
Star Parent, Inc., 9.00%, 10/01/30 ....... 86 90,631
117,211
Machinery — 2.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 14,946
ATS Corp., 4.13%, 12/15/28
(c)
......... 9 8,278
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 68 71,077
9.50%, 01/01/31 ................. 6 6,517
Enpro, Inc., 5.75%, 10/15/26 .......... 16 15,837
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 6 4,628
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 31 30,864
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 34 29,957
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
3 2,733
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 5,391
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 10 9,254
Terex Corp., 5.00%, 05/15/29
(c)
........ 29 27,333
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 48 48,302
Titan International, Inc., 7.00%, 04/30/28 .. 7 7,003
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 196,471
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 15,339
493,930
Security
Par (000)
Par (000) Value
Media — 4.9%
AMC Networks, Inc., 4.75%, 08/01/25 .... USD 12 $ 11,686
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... 5 4,243
1.13%, 03/15/28
(j)
................ 17 12,877
4.00%, 11/15/30
(c)
................ 22 17,812
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 30 28,638
7.75%, 04/15/28 ................. 15 12,933
9.00%, 09/15/28 ................. 111 115,825
7.50%, 06/01/29 ................. 50 41,573
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 20 15,862
CSC Holdings LLC, 6.50%, 02/01/29
(c)
.... 200 176,520
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 50 46,979
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 46 39,410
5.13%, 06/01/29 ................. 22 11,339
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 75 78,289
GCI LLC, 4.75%, 10/15/28
(c)
.......... 12 11,010
Gray Television, Inc.
(c)
5.88%, 07/15/26 ................. 10 9,727
7.00%, 05/15/27 ................. 18 17,109
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 8 7,040
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 15,595
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
.... 7 6,769
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 35 33,831
4.25%, 01/15/29 ................. 25 22,559
4.63%, 03/15/30 ................. 6 5,349
7.38%, 02/15/31 ................. 18 18,903
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 24 18,305
6.50%, 09/15/28 ................. 44 21,559
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 3 2,115
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 27 25,371
5.00%, 08/01/27 ................. 78 75,348
4.00%, 07/15/28 ................. 4 3,699
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 8 7,358
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 2 1,945
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 5 4,986
8.00%, 08/15/28 ................. 61 62,929
7.38%, 06/30/30 ................. 13 12,963
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 5 4,538
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 36 30,901
5.39%, 03/15/62 ................. 21 17,984
1,051,879
Metals & Mining — 2.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(c)
. 30 31,301
ATI, Inc.
5.88%, 12/01/27 ................. 24 23,651
4.88%, 10/01/29 ................. 8 7,455
7.25%, 08/15/30 ................. 36 37,454
5.13%, 10/01/31 ................. 21 19,478
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 77 78,507
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 6 5,977
7.63%, 03/15/30 ................. 23 23,717
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 18 15,881
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 29 26,820

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.50%, 06/01/31 ................. USD 30 $ 25,861
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
. 5 5,319
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 41 41,364
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 63 59,308
4.75%, 01/30/30 ................. 85 79,938
3.88%, 08/15/31 ................. 36 31,725
513,756
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP
(c)
5.25%, 10/01/25 ................. 3 2,959
4.25%, 02/01/27 ................. 8 7,538
4.75%, 06/15/29 ................. 4 3,607
14,104
Oil, Gas & Consumable Fuels — 8.0%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 37 37,185
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 16 15,876
5.38%, 06/15/29 ................. 17 16,343
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 6 6,157
Apache Corp., 5.35%, 07/01/49 ........ 9 7,483
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 36 45,360
8.25%, 12/31/28 ................. 58 58,337
5.88%, 06/30/29 ................. 34 31,632
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 17 17,593
Buckeye Partners LP
5.85%, 11/15/43 ................. 8 6,481
5.60%, 10/15/44 ................. 8 6,155
Callon Petroleum Co.
6.38%, 07/01/26 ................. 12 11,943
8.00%, 08/01/28
(c)
................ 59 60,255
7.50%, 06/15/30
(c)
................ 50 50,426
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 1 980
6.75%, 04/15/29 ................. 36 36,335
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 25 24,959
6.38%, 06/15/26 ................. 20 19,934
8.38%, 01/15/29 ................. 33 33,935
Civitas Resources, Inc.
(c)
8.38%, 07/01/28 ................. 53 55,329
8.63%, 11/01/30 ................. 25 26,518
8.75%, 07/01/31 ................. 85 90,487
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
11 9,878
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 7 7,049
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 25 22,863
5.88%, 01/15/30 ................. 51 44,232
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 44 44,272
9.25%, 02/15/28 ................. 39 40,465
CrownRock LP, 5.00%, 05/01/29
(c)
....... 2 1,950
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
15 15,339
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 19 17,480
4.38%, 06/15/31 ................. 12 10,824
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(f)
............... 13 13,827
Energy Transfer LP
(c)
6.00%, 02/01/29 ................. 7 7,063
7.38%, 02/01/31 ................. 6 6,306
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ USD 24 $ 23,728
5.38%, 06/01/29 ................. 19 18,591
6.50%, 09/01/30
(c)
................ 13 13,273
EnLink Midstream Partners LP, 5.60%,
04/01/44 ..................... 20 17,406
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 5 4,830
4.50%, 01/15/29
(c)
................ 3 2,834
7.50%, 06/01/30
(c)
................ 6 6,450
4.75%, 01/15/31
(c)
................ 11 10,237
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 7 7,261
Genesis Energy LP
7.75%, 02/01/28 ................. 4 4,014
8.25%, 01/15/29 ................. 12 12,348
8.88%, 04/15/30 ................. 9 9,306
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 3 2,527
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 5 4,970
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 13 11,960
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7 6,973
5.75%, 02/01/29 ................. 13 12,554
6.00%, 04/15/30 ................. 1 970
8.38%, 11/01/33 ................. 70 74,161
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 27 23,885
Kinetik Holdings LP
(c)
6.63%, 12/15/28 ................. 6 6,113
5.88%, 06/15/30 ................. 17 16,678
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 2 1,950
Matador Resources Co.
5.88%, 09/15/26 ................. 16 15,867
6.88%, 04/15/28
(c)
................ 21 21,301
Murphy Oil Corp.
5.88%, 12/01/27 ................. 3 2,985
5.88%, 12/01/42
(l)
................ 3 2,650
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
32 31,745
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
22 22,220
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ................. 79 79,987
8.75%, 06/15/31 ................. 20 20,832
NuStar Logistics LP
5.75%, 10/01/25 ................. 6 5,962
6.00%, 06/01/26 ................. 13 12,977
6.38%, 10/01/30 ................. 2 2,004
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.. 13 13,239
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 35 33,079
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 2 1,912
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
............... 25 25,906
SM Energy Co.
6.75%, 09/15/26 ................. 10 9,974
6.50%, 07/15/28 ................. 6 6,003
Southwestern Energy Co., 5.38%, 02/01/29 . 16 15,614
Sunoco LP
6.00%, 04/15/27 ................. 6 6,005
5.88%, 03/15/28 ................. 2 1,998
7.00%, 09/15/28
(c)
................ 13 13,413
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 3 2,933
5.50%, 01/15/28 ................. 5 4,725
6.00%, 09/01/31 ................. 4 3,700

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. USD 63 $ 57,160
4.13%, 08/15/31 ................. 9 7,929
3.88%, 11/01/33 ................. 37 31,356
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 7 6,720
Vital Energy, Inc.
10.13%, 01/15/28 ................ 18 18,496
9.75%, 10/15/30 ................. 22 22,807
Western Midstream Operating LP
5.45%, 04/01/44 ................. 10 9,053
5.30%, 03/01/48 ................. 19 16,534
5.50%, 08/15/48 ................. 10 8,918
5.25%, 02/01/50
(l)
................ 14 12,552
1,742,826
Passenger Airlines — 0.8%
Air Canada, 3.88%, 08/15/26
(c)
......... 18 17,197
American Airlines, Inc.
(c)
5.75%, 04/20/29 ................. 39 38,341
8.50%, 05/15/29 ................. 31 32,736
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 9 6,739
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 3 2,945
United Airlines, Inc., 4.63%, 04/15/29
(c)
.... 70 65,466
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 ................. 9 7,741
6.38%, 02/01/30 ................. 12 8,380
179,545
Personal Care Products — 0.1%
(c)
Coty, Inc.
4.75%, 01/15/29 ................. 2 1,908
6.63%, 07/15/30 ................. 17 17,464
Prestige Brands, Inc., 3.75%, 04/01/31 .... 10 8,742
28,114
Pharmaceuticals — 0.6%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
..... 14 13,651
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 14 13,526
3.13%, 02/15/29 ................. 39 34,130
3.50%, 04/01/30 ................. 16 13,919
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 60 55,463
130,689
Professional Services — 0.8%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 7,215
CoreLogic, Inc., 4.50%, 05/01/28 ....... 89 77,965
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 69 64,365
KBR, Inc., 4.75%, 09/30/28 ........... 20 18,535
Science Applications International Corp.,
4.88%, 04/01/28 ................ 14 13,335
181,415
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 23 21,395
7.00%, 04/15/30
(c)
................ 11 10,144
Cushman & Wakefield US Borrower LLC
(c)
6.75%, 05/15/28 ................. 22 21,890
8.88%, 09/01/31 ................. 10 10,598
Howard Hughes Corp. (The)
(c)
4.13%, 02/01/29 ................. 25 22,292
4.38%, 02/01/31 ................. 11 9,540
95,859
Security
Par (000)
Par (000) Value
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 12 $ 10,800
Semiconductors & Semiconductor Equipment — 0.7%
(c)
Entegris Escrow Corp.
4.75%, 04/15/29 ................. 121 116,573
5.95%, 06/15/30 ................. 21 20,875
Synaptics, Inc., 4.00%, 06/15/29 ........ 15 13,455
150,903
Software — 5.1%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 15 15,966
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 11 11,059
9.13%, 03/01/26 ................. 59 58,870
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 39 38,080
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 22 22,888
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 61 62,211
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 73 68,831
4.88%, 07/01/29 ................. 73 68,499
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. 237 225,729
9.00%, 09/30/29 ................. 122 115,955
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 5 4,754
6.50%, 10/15/28 ................. 6 5,443
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2 1,807
Elastic NV, 4.13%, 07/15/29
(c)
......... 30 27,547
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 19 17,981
McAfee Corp., 7.38%, 02/15/30
(c)
....... 80 73,060
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 39 37,836
Open Text Corp., 6.90%, 12/01/27
(c)
...... 57 59,260
Sabre GLBL, Inc., 8.63%, 06/01/27
(c)
..... 34 30,941
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
67 66,044
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 27 22,290
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
69 62,583
1,097,634
Specialized REITs — 0.6%
Iron Mountain, Inc., 7.00%, 02/15/29
(c)
.... 70 71,951
SBA Communications Corp.
3.88%, 02/15/27 ................. 27 25,929
3.13%, 02/01/29 ................. 43 38,635
136,515
Specialty Retail — 1.2%
Arko Corp., 5.13%, 11/15/29
(c)
......... 10 8,653
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 9 8,548
4.75%, 03/01/30 ................. 2 1,867
5.00%, 02/15/32
(c)
................ 9 8,179
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 31 28,300
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 10,410
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 14,212
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 30 29,105
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 5 4,904
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 125 121,001
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 20 19,907
255,086
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 32 34,513

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
8.50%, 07/15/31 ................. USD 32 $ 34,730
69,243
Textiles, Apparel & Luxury Goods — 0.4%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 16 13,539
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 7 6,752
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 7,218
Levi Strauss & Co., 3.50%, 03/01/31 ..... 46 39,829
William Carter Co. (The), 5.63%, 03/15/27 .. 19 18,762
86,100
Trading Companies & Distributors — 2.4%
(c)
Aircastle Ltd., 6.50%, 07/18/28 ......... 8 8,158
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 ................. 10 9,117
6.50%, 08/01/30 ................. 17 17,382
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 45 44,856
9.75%, 08/01/27 ................. 19 19,760
5.50%, 05/01/28 ................. 47 45,197
7.88%, 12/01/30 ................. 45 46,880
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 7 6,294
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,819
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 38 37,518
Imola Merger Corp., 4.75%, 05/15/29 ..... 15 14,251
SRS Distribution, Inc.
4.63%, 07/01/28 ................. 51 48,384
6.13%, 07/01/29 ................. 42 39,817
6.00%, 12/01/29 ................. 55 51,282
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 105 106,603
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 6 6,044
7.25%, 06/15/28 ................. 25 25,695
529,057
Total Corporate Bonds — 94.1%
(Cost: $20,538,002) .............................. 20,416,530
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(m)
........................ 5,700 441,123
Total Investment Companies — 2.0%
(Cost: $420,670) ................................ 441,123
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(a)(d)
Lehman Brothers Holdings Capital Trust
Escrow Bonds ................... 110 110
Lehman Brothers Holdings Capital Trust
Escrow Bonds ................... 30 30
Total Other Interests — 0.0%
(Cost: $—) .................................... 140
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 1.1%
Banks — 0.3%
(f)(g)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 10 $ 8,582
JPMorgan Chase & Co., Series Q, (3-mo. CME
Term SOFR + 3.51%), 8.89% ........ 20 20,117
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 20 19,445
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 17 15,847
63,991
Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(f)(g)
... 70 66,841
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(f)(g)
10 9,235
Electric Utilities — 0.2%
(f)(g)
Edison International, Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00% ........... 19 17,691
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 29 30,191
47,882
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c)(f)(g)
..................... 17 16,745
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f)(g)
......... 35 33,260
Total Preferred Securities — 1.1%
(Cost: $246,172) ................................ 237,954
Total Long-Term Investments — 97.8%
(Cost: $21,332,653) .............................. 21,224,391
Shares
Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(m)(o)
................. 258,917 258,917
Total Short-Term Securities — 1.2%
(Cost: $258,917) ................................ 258,917

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $3,947 ) ................................. $ 2,195
Total Investments Before Options Written — 99.0%
(Cost: $21,595,517 ) .............................. 21,485,503
Total Options Written — (0.0)%
(Premium Received — $(1,180)) ..................... (583)
Total Investments Net of Options Written — 99.0%
(Cost: $21,594,337 ) .............................. 21,484,920
Other Assets Less Liabilities — 1.0% ................... 221,312
Net Assets — 100.0% ..............................
$ 21,706,232
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,964, representing less than 0.05% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
When-issued security.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 378,880 $ — $ (119,963)
(a)
$ — $ — $ 258,917 258,917 $ 16,616 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 95,719 326,238 — — 19,166 441,123 5,700 8,956 —
$ — $ 19,166 $ 700,040 $ 25,572 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 1 03/28/24 $ 109 $ 2,467
Short Contracts
U.S. Treasury Ultra Bond ..................................................... 1 03/19/24 134 (12,001)
$ (9,534)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 440,238 Toronto Dominion Bank 01/03/24 $ 5,758
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 5 01/19/24 USD 465.00 USD 238 $ 697
SPDR S&P 500 ETF Trust ...................... 5 02/16/24 USD 460.00 USD 238 1,498
$ 2,195
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 6 01/19/24 USD 445.00 USD 285 $ (183)
SPDR S&P 500 ETF Trust ....................... 5 02/16/24 USD 430.00 USD 238 (400)
$ (583)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 B+ USD 198 $ 11,825 $ 2,200 $ 9,625
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 2,200 $ — $ 9,625 $ — $ —
Options Written ................................................... N/A N/A 597 — (583)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,467 $ — $ 2,467
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 5,758 — — 5,758
Options purchased
Investments at value — unaffiliated
(b)
............ — — 2,195 — — — 2,195
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 9,625 — — — — 9,625
$ — $ 9,625 $ 2,195 $ 5,758 $ 2,467 $ — $ 20,045
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 12,001 $ — $ 12,001
Options written
Options written at value ..................... — — 583 — — — 583
$ — $ — $ 583 $ — $ 12,001 $ — $ 12,584
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (16,270) $ — $ 11,631 $ — $ (4,639)
Forward foreign currency exchange contracts .... — — — 15,735 — — 15,735
Options purchased
(a)
..................... — — (29,501) — — — (29,501)
Options written ........................ — — 14,780 — — — 14,780
Swaps .............................. — 6,639 — — — — 6,639
$ — $ 6,639 $ (30,991) $ 15,735 $ 11,631 $ — $ 3,014
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (14,869) $ — $ (14,869)
Forward foreign currency exchange contracts .... — — — 5,758 — — 5,758
Options purchased
(b)
..................... — — (1,995) — — — (1,995)
Options written ........................ — — (980) — — — (980)
Swaps .............................. — 9,596 — — — — 9,596
$ — $ 9,596 $ (2,975) $ 5,758 $ (14,869) $ — $ (2,490)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 53,525
Average notional value of contracts — short ................................................................................. $ 388,333
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ $ 328,446
Options
Average value of option contracts purchased ................................................................................ $ 2,269
Average value of option contracts written ................................................................................... $ 599
Credit default swaps
Average notional value — sell protection ................................................................................... $ 149,239
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 617 $ 5
Forward foreign currency exchange contracts ................................................................. 5,758 —
Options
(a)
......................................................................................... 2,195 583
Swaps — centrally cleared .............................................................................. — 285
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 8,570 $ 873
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,812) (873)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 5,758 $ —
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Toronto Dominion Bank ............................ $ 5,758 $ — $ — $ — $ 5,758
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 9,964 $ — $ 9,964
Chemicals ............................................ 14,555 — — 14,555
Financial Services ...................................... 4,486 — — 4,486
Ground Transportation ................................... 12,376 — — 12,376
Hotels, Restaurants & Leisure .............................. 5,760 — — 5,760
IT Services ........................................... 2,200 — — 2,200
Metals & Mining ........................................ 36,667 — — 36,667
Oil, Gas & Consumable Fuels ............................... 6,846 — — 6,846

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 15,860 $ — $ — $ 15,860
Software ............................................. 19,930 — — 19,930
Corporate Bonds ........................................ — 20,416,530 — 20,416,530
Investment Companies .................................... 441,123 — — 441,123
Other Interests .......................................... — 140 — 140
Preferred Securities ....................................... — 237,954 — 237,954
Short-Term Securities
Money Market Funds ...................................... 258,917 — — 258,917
Options Purchased
Equity contracts .......................................... 2,195 — — 2,195
$ 820,915 $ 20,664,588 $ — $ 21,485,503
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 9,625 $ — $ 9,625
Foreign currency exchange contracts ............................ — 5,758 — 5,758
Interest rate contracts ....................................... 2,467 — — 2,467
Liabilities
Equity contracts ........................................... (583) — — (583)
Interest rate contracts ....................................... (12,001) — — (12,001)
$ (10,117) $ 15,383 $ — $ 5,266
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
5.73%, 05/25/37
(a)
................ USD 43 $ 7,240
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.95%, 05/25/35
(a)
..... 50 37,483
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 49 5,649
Series 2000-A, Class A4, 8.29%, 06/15/30 35 4,305
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
7.20%, 08/25/34 ............... —
(b)
296
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 03/25/37 ............... 11 9,630
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 03/25/37 ............... 15 14,155
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.72%, 04/25/37 ............... 28 41,943
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.63%, 10/25/36
(a)
................ 25 24,462
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.67%, 05/25/37 ............... 133 86,358
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.74%, 05/25/37 ............... 60 39,208
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ..... 36 9,884
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.69%,
12/25/25
(a)
..................... —
(b)
562
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
..................... 11 10,795
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.53%,
01/25/29
(c)
................... 1 2,485
Series 2006-S5, Class A5, 6.16%, 06/25/35 2 1,923
CWHEQ Revolving Home Equity Loan
Resuritization Trust, Series 2006-RES,
Class 4Q1B, (1-mo. CME Term SOFR at
0.30% Floor and 16.00% Cap + 0.41%),
5.78%, 12/15/33
(a)(d)
............... 1 1,121
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.66%, 05/15/35 ......... 2 2,344
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.63%, 11/15/36 .......... 5 4,881
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.07%,
01/25/36
(a)
..................... 41 36,338
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.87%, 01/25/47 ............... USD 20 $ 10,043
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
8.85%, 02/25/47 ............... 25 23,911
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30%
Floor + 0.41%), 5.77%, 05/25/37
(a)
..... 29 22,413
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (1-mo. CME Term SOFR at
0.23% Floor + 0.34%), 5.70%, 05/25/37
(a)
608 140,464
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
37 36,819
Series 2002-A, Class C, 0.00%, 06/15/33 3 3,102
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.77%,
06/25/36 .................... 20 9,303
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.79%,
08/25/36 .................... 13 5,026
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor + 0.59%),
5.95%, 05/25/37
(a)
................ 17 12,545
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class A2MZ, (1-mo.
CME Term SOFR at 0.60% Floor + 0.71%),
6.07%, 12/25/34
(a)
................ 78 70,181
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
... 8 4,116
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.68%, 03/25/37
(a)
.............. 40 32,220
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
................... 29 24,405
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
................... 33 28,820
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.68%, 10/15/37
(a)(d)
......... 7 6,681
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
........ 25 21,866
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 5.79%, 07/25/36
(a)
16 3,277
Total Asset-Backed Securities — 0.2%
(Cost: $1,061,862) .............................. 796,254
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
BAE Systems plc ................... 22,999 325,550
CAE, Inc.
(e)
....................... 3,785 81,696
Curtiss-Wright Corp. ................. 3,404 758,377
Dassault Aviation SA ................ 194 38,437
Embraer SA
(e)
..................... 9,038 41,681
Kongsberg Gruppen ASA ............. 1,193 54,617

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Aerospace & Defense (continued)
RTX Corp.
(f)
...................... 4,137 $ 348,087
Saab AB, Class B .................. 7,802 470,177
Textron, Inc. ...................... 5,362 431,212
Thales SA ........................ 229 33,909
Woodward, Inc. .................... 517 70,379
2,654,122
Air Freight & Logistics — 0.2%
CJ Logistics Corp.
(e)
................. 3,199 315,089
DSV A/S ......................... 1,324 232,636
Nippon Express Holdings, Inc. .......... 2,400 136,176
683,901
Automobile Components — 0.1%
Adient plc
(e)
....................... 1,484 53,958
Apollo Tyres Ltd. ................... 2,766 15,088
Hankook Tire & Technology Co. Ltd.
(e)
..... 1,543 54,232
HL Mando Co. Ltd.
(e)
................. 1,832 55,732
Hyundai Mobis Co. Ltd. ............... 215 39,391
Lear Corp. ....................... 1,003 141,634
Magna International, Inc. .............. 309 18,257
Valeo SE ........................ 1,631 25,208
Visteon Corp.
(e)
.................... 37 4,621
408,121
Automobiles — 1.7%
BYD Co. Ltd., Class A ................ 56,800 1,578,462
BYD Co. Ltd., Class H ............... 2,000 55,169
General Motors Co. ................. 49,582 1,780,985
Mercedes-Benz Group AG ............. 25,706 1,773,659
NIO, Inc., Class A
(e)(f)
................ 2,150 19,622
Tesla, Inc.
(e)
....................... 9,422 2,341,179
7,549,076
Banks — 4.2%
ABN AMRO Bank NV, CVA
(d)(g)
.......... 9,813 147,573
AU Small Finance Bank Ltd.
(d)(g)
......... 719 6,797
Banco Bilbao Vizcaya Argentaria SA ...... 106,666 972,182
Banco Bradesco SA ................. 3,121 9,807
Bancolombia SA ................... 4,068 34,851
Bank Hapoalim BM ................. 4,609 41,405
Bank of America Corp. ............... 88,790 2,989,559
Bank of Nova Scotia (The)
(f)
............ 13,834 673,403
Bank Polska Kasa Opieki SA ........... 4,536 175,376
BAWAG Group AG
(d)(g)
............... 6,866 363,356
Canadian Imperial Bank of Commerce
(f)
.... 19,695 948,297
China Merchants Bank Co. Ltd., Class H ... 45,000 156,534
Citigroup, Inc. ..................... 34,515 1,775,452
Credit Agricole SA .................. 12,049 171,296
DBS Group Holdings Ltd. ............. 6,900 174,493
DNB Bank ASA .................... 52,668 1,119,787
Erste Group Bank AG ................ 2,621 106,163
Grupo Financiero Banorte SAB de CV, Class O 29,067 292,878
HDFC Bank Ltd. ................... 12,234 250,504
ICICI Bank Ltd. .................... 3,196 38,192
IndusInd Bank Ltd. .................. 4,995 95,880
ING Groep NV ..................... 149,963 2,248,627
JPMorgan Chase & Co. .............. 1,977 336,288
KakaoBank Corp.
(e)
................. 564 12,419
Mediobanca Banca di Credito Finanziario SpA 12,504 154,947
Mitsubishi UFJ Financial Group, Inc. ...... 76,200 653,959
Mizuho Financial Group, Inc. ........... 85,800 1,463,561
Societe Generale SA ................ 20,928 556,796
Standard Chartered plc ............... 5,429 46,071
State Bank of India .................. 1,666 12,843
Sumitomo Mitsui Financial Group, Inc. ..... 400 19,464
Swedbank AB, Class A ............... 65,665 1,327,593
Security
Shares
Shares Value
Banks (continued)
UniCredit SpA ..................... 33,375 $ 908,791
Wells Fargo & Co. .................. 2,992 147,266
18,432,410
Beverages — 1.5%
Ambev SA ....................... 105,544 297,486
Anadolu Efes Biracilik ve Malt Sanayii A/S,
Class A ....................... 24,240 113,103
China Resources Beer Holdings Co. Ltd. ... 2,000 8,776
Coca-Cola Co. (The) ................ 42,064 2,478,831
Coca-Cola Femsa SAB de CV .......... 10,556 100,226
Coca-Cola Icecek A/S ................ 598 10,634
Kirin Holdings Co. Ltd. ............... 27,100 396,748
Molson Coors Beverage Co., Class B ..... 1,741 106,567
PepsiCo, Inc. ..................... 14,377 2,441,790
Pernod Ricard SA .................. 2,894 511,433
Tsingtao Brewery Co. Ltd., Class H ....... 2,000 13,439
United Spirits Ltd. .................. 713 9,570
6,488,603
Biotechnology — 1.0%
AbbVie, Inc. ...................... 7,686 1,191,099
Alkermes plc
(e)
..................... 283 7,850
Amgen, Inc. ...................... 2,517 724,946
BeiGene Ltd.
(e)
.................... 1,300 18,127
Biogen, Inc.
(e)
..................... 61 15,785
BioMarin Pharmaceutical, Inc.
(e)
......... 231 22,273
Bloomage Biotechnology Corp. Ltd., Class A 1,730 16,251
Celltrion, Inc. ...................... 427 66,679
CSL Ltd. ......................... 1,158 225,751
Exact Sciences Corp.
(e)
............... 527 38,988
Genmab A/S
(e)
..................... 658 209,805
Gilead Sciences, Inc. ................ 3,951 320,071
Hugel, Inc.
(e)
...................... 69 7,984
Incyte Corp.
(e)
..................... 2,842 178,449
Innovent Biologics, Inc.
(d)(e)(g)
........... 24,000 131,435
Moderna, Inc.
(e)
.................... 1,230 122,324
Mural Oncology plc
(e)
................ 28 166
Neurocrine Biosciences, Inc.
(e)
.......... 1,471 193,819
Regeneron Pharmaceuticals, Inc.
(e)
....... 266 233,625
Seegene, Inc. ..................... 308 5,460
Vertex Pharmaceuticals, Inc.
(e)
.......... 1,306 531,398
4,262,285
Broadline Retail — 2.2%
Alibaba Group Holding Ltd. ............ 102,200 984,446
Amazon.com, Inc.
(e)
................. 48,723 7,402,973
Dollarama, Inc. .................... 94 6,774
eBay, Inc. ........................ 20,415 890,502
JD.com, Inc., Class A ................ 21,700 313,415
MercadoLibre, Inc.
(e)
................. 52 81,720
Poya International Co. Ltd. ............ 1,010 18,148
Prosus NV ....................... 533 15,878
Shinsegae, Inc.
(e)
................... 196 26,580
9,740,436
Building Products — 0.0%
Owens Corning .................... 180 26,681
Capital Markets — 1.4%
Central Depository Services India Ltd.
(g)
.... 385 8,435
Invesco Ltd. ...................... 3,994 71,253
Macquarie Group Ltd. ................ 10,598 1,326,677
Moody's Corp. ..................... 5,134 2,005,135
MSCI, Inc. ....................... 325 183,836
S&P Global, Inc. ................... 5,543 2,441,802
T. Rowe Price Group, Inc. ............. 134 14,431

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc., Class A ................... 10,735 $ 279,861
6,331,430
Chemicals — 0.6%
Asian Paints Ltd. ................... 2,947 120,434
Axalta Coating Systems Ltd.
(e)
.......... 402 13,656
BASF SE ........................ 1,672 90,032
Ecolab, Inc. ...................... 627 124,365
Hanwha Solutions Corp.
(e)
............. 504 15,319
Johnson Matthey plc ................ 353 7,635
KCC Corp. ....................... 276 48,743
LG Chem Ltd.
(e)
.................... 2,077 798,863
LyondellBasell Industries NV, Class A ..... 1,360 129,309
Nitto Denko Corp. .................. 100 7,463
Novozymes A/S, Class B
(f)
............. 11,558 635,382
Nutrien Ltd. ....................... 2,050 115,492
Orica Ltd. ........................ 7,035 76,472
Pidilite Industries Ltd. ................ 397 12,946
PPG Industries, Inc. ................. 877 131,155
Sumitomo Chemical Co. Ltd. ........... 52,900 128,586
Supreme Industries Ltd. .............. 241 13,151
Syensqo SA
(e)
..................... 1,802 187,513
UPL Ltd. ......................... 1,756 12,385
Yara International ASA ............... 3,466 123,135
2,792,036
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 3,576 596,942
Communications Equipment — 0.1%
Accton Technology Corp. ............. 2,000 33,993
Arcadyan Technology Corp. ............ 7,000 38,818
BYD Electronic International Co. Ltd. ...... 5,000 23,444
Ciena Corp.
(e)
..................... 949 42,714
Zhongji Innolight Co. Ltd., Class A ....... 2,900 45,821
ZTE Corp., Class A ................. 79,900 296,808
481,598
Construction & Engineering — 0.8%
AECOM ......................... 18,754 1,733,432
Daewoo Engineering & Construction Co. Ltd.
(e)
10,563 33,899
Eiffage SA ....................... 2,397 257,320
EMCOR Group, Inc. ................. 2,514 541,591
JGC Holdings Corp. ................. 1,700 19,565
Samsung Engineering Co. Ltd.
(e)
......... 1,768 39,606
Stantec, Inc. ...................... 7,384 592,815
Worley Ltd. ....................... 17,257 205,699
WSP Global, Inc. ................... 586 82,143
3,506,070
Construction Materials — 0.0%
James Hardie Industries plc, CDI
(e)
....... 1,047 40,368
Consumer Finance — 0.7%
American Express Co. ............... 12,902 2,417,061
Bajaj Finance Ltd. .................. 175 15,398
Capital One Financial Corp. ............ 126 16,521
Cholamandalam Investment and Finance Co.
Ltd. .......................... 724 10,951
Synchrony Financial ................. 17,882 682,914
3,142,845
Consumer Staples Distribution & Retail — 0.7%
Aeon Co. Ltd. ..................... 3,800 84,795
Avenue Supermarts Ltd.
(d)(e)(g)
........... 144 7,063
BGF retail Co. Ltd.
(e)
................. 58 5,891
BIM Birlesik Magazalar A/S ............ 4,858 49,547
Cia Brasileira de Distribuicao
(e)
.......... 9,257 7,967
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Empire Co. Ltd., Class A .............. 3,235 $ 85,572
Lawson, Inc. ...................... 13,300 686,978
Migros Ticaret A/S .................. 27,560 313,301
Shoprite Holdings Ltd. ............... 2,901 43,620
Sysco Corp. ...................... 634 46,365
Target Corp. ...................... 8,789 1,251,729
Tesco plc ........................ 82,238 304,669
Tsuruha Holdings, Inc. ............... 2,100 192,239
Wal-Mart de Mexico SAB de CV ......... 1,455 6,117
3,085,853
Containers & Packaging — 0.0%
AptarGroup, Inc. ................... 875 108,167
Diversified Consumer Services — 0.0%
YDUQS Participacoes SA ............. 31,295 144,375
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Registered) ...... 23,014 553,333
Nippon Telegraph & Telephone Corp. ..... 94,100 114,904
Tata Communications Ltd. ............. 305 6,486
Telefonica Brasil SA ................. 917 10,065
684,788
Electric Utilities — 0.8%
Acciona SA ....................... 938 138,115
CPFL Energia SA ................... 26,623 210,521
Enel SpA ........................ 296,870 2,208,657
Energisa SA ...................... 2,497 27,840
Iberdrola SA ...................... 57,886 759,278
NextEra Energy, Inc. ................ 1,355 82,303
Orsted A/S
(d)(g)
..................... 2,556 141,696
Terna - Rete Elettrica Nazionale ......... 1,977 16,493
Verbund AG ...................... 140 12,974
3,597,877
Electrical Equipment — 0.6%
ABB Ltd. (Registered) ................ 50,564 2,244,949
Bizlink Holding, Inc. ................. 5,954 51,727
Nidec Corp. ...................... 2,300 92,706
Nordex SE
(e)
...................... 8,850 101,554
Rockwell Automation, Inc. ............. 25 7,762
Signify NV
(d)(g)
..................... 4,183 140,282
2,638,980
Electronic Equipment, Instruments & Components — 0.6%
Chroma ATE, Inc. ................... 29,000 200,782
Cognex Corp. ..................... 129 5,384
Delta Electronics, Inc. ................ 41,000 418,136
FLEXium Interconnect, Inc. ............ 14,000 40,254
Keysight Technologies, Inc.
(e)
........... 916 145,726
Samsung SDI Co. Ltd.
(e)
.............. 443 161,292
Sinbon Electronics Co. Ltd. ............ 2,000 19,466
Spectris plc ....................... 5,455 262,390
TE Connectivity Ltd. ................. 9,363 1,315,502
2,568,932
Entertainment — 0.5%
Bilibili, Inc., Class Z
(e)
................ 5,380 65,339
Electronic Arts, Inc. ................. 4,083 558,595
Liberty Media Corp.-Liberty Formula One,
Class C
(e)
...................... 187 11,805
Live Nation Entertainment, Inc.
(e)
........ 249 23,307
NCSoft Corp.
(e)
.................... 88 16,367
NetEase, Inc. ..................... 1,000 18,042
Netflix, Inc.
(e)
...................... 86 41,872
Nintendo Co. Ltd. ................... 11,100 577,576
Roku, Inc., Class A
(e)
................ 1,544 141,523

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Spotify Technology SA
(e)
.............. 3,032 $ 569,743
Studio Dragon Corp.
(e)
............... 201 8,028
Toho Co. Ltd. ..................... 4,500 151,921
2,184,118
Financial Services — 1.6%
Bajaj Finserv Ltd. ................... 1,240 25,103
Berkshire Hathaway, Inc., Class B
(e)
...... 3,570 1,273,276
Block, Inc., Class A
(e)
................ 26,102 2,018,990
FirstRand Ltd. ..................... 4,449 17,849
Groupe Bruxelles Lambert NV .......... 4,708 370,769
Mastercard, Inc., Class A .............. 7,833 3,340,853
Sofina SA ........................ 240 59,838
Visa, Inc., Class A
(f)
................. 630 164,020
Worldline SA
(d)(e)(g)
.................. 955 16,607
7,287,305
Food Products — 1.1%
General Mills, Inc. .................. 25,315 1,649,019
Hershey Co. (The) .................. 571 106,457
McCormick & Co., Inc. (Non-Voting) ...... 342 23,400
MEIJI Holdings Co. Ltd. .............. 600 14,252
Mondelez International, Inc., Class A ...... 441 31,942
Nestle SA (Registered) ............... 27,251 3,158,933
Nisshin Seifun Group, Inc. ............. 1,200 16,161
Sao Martinho SA ................... 8,355 50,279
5,050,443
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 1,900 14,031
Gujarat Gas Ltd. ................... 3,876 21,483
UGI Corp.
(f)
....................... 17,239 424,079
459,593
Ground Transportation — 0.0%
Grab Holdings Ltd., Class A
(e)
........... 9,608 32,379
Localiza Rent a Car SA ............... 11,660 152,182
184,561
Health Care Equipment & Supplies — 0.9%
Align Technology, Inc.
(e)
............... 121 33,154
Boston Scientific Corp.
(e)
.............. 11,182 646,431
Cochlear Ltd. ..................... 691 140,581
Dexcom, Inc.
(e)
.................... 230 28,541
Edwards Lifesciences Corp.
(e)
.......... 5,683 433,329
Hologic, Inc.
(e)
..................... 94 6,716
Intuitive Surgical, Inc.
(e)
............... 436 147,089
Medtronic plc ..................... 28,520 2,349,478
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 800 32,650
3,817,969
Health Care Providers & Services — 0.8%
Cencora, Inc. ..................... 1,079 221,605
Centene Corp.
(e)
................... 280 20,779
Dr Lal PathLabs Ltd.
(d)(g)
.............. 394 12,200
Elevance Health, Inc. ................ 3,065 1,445,331
McKesson Corp. ................... 430 199,081
UnitedHealth Group, Inc. .............. 3,433 1,807,372
3,706,368
Health Care Technology — 0.0%
M3, Inc. ......................... 500 8,251
Veeva Systems, Inc., Class A
(e)
......... 98 18,867
27,118
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 1.4%
Alsea SAB de CV
(e)
................. 1,559 $ 5,908
Aristocrat Leisure Ltd. ................ 36,811 1,022,740
Booking Holdings, Inc.
(e)
.............. 725 2,571,735
Boyd Gaming Corp. ................. 226 14,150
Just Eat Takeaway.com NV
(d)(e)(g)
......... 1,765 26,911
MakeMyTrip Ltd.
(e)(f)
................. 6,566 308,471
McDonald's Corp.
(f)
.................. 4,850 1,438,073
Meituan, Class B
(d)(e)(g)
................ 56,120 589,191
Oriental Land Co. Ltd. ............... 900 33,451
Trip.com Group Ltd.
(e)
................ 5,007 179,742
Yum China Holdings, Inc. ............. 1,476 62,627
Yum! Brands, Inc. .................. 702 91,723
6,344,722
Household Durables — 0.3%
Barratt Developments plc ............. 37,305 267,235
Dixon Technologies India Ltd.
(g)
......... 156 12,302
DR Horton, Inc. .................... 443 67,327
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 80,100 361,902
Lennar Corp., Class A ................ 1,176 175,271
Nikon Corp. ...................... 4,900 48,365
Panasonic Holdings Corp. ............. 26,100 257,022
Sekisui House Ltd. .................. 4,300 95,315
Taylor Morrison Home Corp.
(e)
.......... 536 28,595
1,313,334
Household Products — 0.2%
Colgate-Palmolive Co. ............... 12,787 1,019,252
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc .................... 18,825 117,505
ReNew Energy Global plc, Class A
(e)
...... 5,007 38,354
155,859
Industrial Conglomerates — 2.1%
3M Co. .......................... 12,648 1,382,679
Doosan Co. Ltd.
(e)
.................. 515 37,385
General Electric Co. ................. 18,829 2,403,145
Honeywell International, Inc. ........... 11,601 2,432,846
Siemens AG (Registered) ............. 13,706 2,571,373
Siemens Ltd. ...................... 208 10,054
Smiths Group plc ................... 23,278 522,485
9,359,967
Industrial REITs — 0.3%
Prologis, Inc. ...................... 4,522 602,783
Segro plc ........................ 42,294 476,960
Tritax Big Box REIT plc ............... 22,643 48,589
1,128,332
Insurance — 1.6%
AIA Group Ltd. .................... 175,200 1,524,745
AXA SA ......................... 5,939 193,947
Direct Line Insurance Group plc
(e)
........ 25,231 58,430
Manulife Financial Corp. .............. 22,875 505,475
Marsh & McLennan Cos., Inc. .......... 2,930 555,147
Max Financial Services Ltd.
(e)
........... 662 7,587
MetLife, Inc. ...................... 28,583 1,890,194
NN Group NV ..................... 15,285 604,076
Ping An Insurance Group Co. of China Ltd.,
Class H ....................... 91,500 414,248
Prudential Financial, Inc. .............. 2,522 261,557
Reinsurance Group of America, Inc. ...... 162 26,208
Travelers Cos., Inc. (The) ............. 5,679 1,081,793
7,123,407

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 2.6%
AfreecaTV Co. Ltd.
(e)
................ 355 $ 23,484
Alphabet, Inc., Class A
(e)
.............. 26,422 3,690,889
Alphabet, Inc., Class C
(e)
.............. 24,707 3,481,958
Auto Trader Group plc
(d)(g)
............. 57,866 531,594
Baidu, Inc., Class A
(e)
................ 21,150 314,837
Joyy, Inc., ADR .................... 690 27,393
Kuaishou Technology
(d)(e)(g)
............. 13,700 93,218
Meta Platforms, Inc., Class A
(e)
.......... 4,481 1,586,095
NAVER Corp. ..................... 973 168,349
Scout24 SE
(d)(g)
.................... 899 63,569
Tencent Holdings Ltd. ................ 45,700 1,725,398
11,706,784
IT Services — 0.8%
Accenture plc, Class A ............... 4,139 1,452,416
Amdocs Ltd. ...................... 291 25,576
Coforge Ltd. ...................... 135 10,168
Infosys Ltd. ....................... 3,725 68,952
Shopify, Inc., Class A
(e)
............... 10,704 833,346
VeriSign, Inc.
(e)
.................... 5,382 1,108,477
Wix.com Ltd.
(e)
..................... 208 25,588
3,524,523
Leisure Products — 0.1%
Sega Sammy Holdings, Inc. ............ 21,700 302,957
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 15,668 2,178,322
Bio-Rad Laboratories, Inc., Class A
(e)
...... 20 6,458
Illumina, Inc.
(e)
..................... 598 83,266
Mettler-Toledo International, Inc.
(e)
....... 89 107,953
Pharmaron Beijing Co. Ltd., Class H
(d)(g)
.... 2,250 4,562
Syngene International Ltd.
(d)(g)
.......... 595 5,013
WuXi AppTec Co. Ltd., Class H
(d)(g)
....... 7,100 72,335
2,457,909
Machinery — 0.6%
Amada Co. Ltd. .................... 58,700 610,191
CNH Industrial NV .................. 975 11,875
Cummins India Ltd. ................. 4,622 109,024
Graco, Inc.
(f)
...................... 1,938 168,141
Kone OYJ, Class B ................. 492 24,610
Oshkosh Corp. .................... 3,692 400,250
Otis Worldwide Corp. ................ 13,457 1,203,998
Turk Traktor ve Ziraat Makineleri A/S ...... 603 14,569
Wartsila OYJ Abp ................... 19,872 288,808
Weir Group plc (The) ................ 300 7,209
2,838,675
Marine Transportation — 0.4%
Evergreen Marine Corp. Taiwan Ltd. ...... 3,000 14,005
Kuehne + Nagel International AG (Registered) 4,479 1,545,689
1,559,694
Media — 0.1%
Cable One, Inc. .................... 25 13,915
Fox Corp., Class A .................. 6,446 191,253
Fox Corp., Class B .................. 11,348 313,772
MultiChoice Group
(e)
................. 1,516 6,714
Paramount Global, Class B
(f)
........... 5,166 76,405
602,059
Metals & Mining — 1.2%
Alcoa Corp. ....................... 3,947 134,198
Anglo American plc ................. 29,186 740,297
Antofagasta plc .................... 856 18,303
APL Apollo Tubes Ltd. ............... 1,130 20,856
ArcelorMittal SA .................... 51,581 1,463,870
Security
Shares
Shares Value
Metals & Mining (continued)
Franco-Nevada Corp. ................ 72 $ 7,975
Norsk Hydro ASA ................... 10,816 72,701
POSCO Holdings, Inc. ............... 489 188,016
Rio Tinto plc ...................... 2,660 197,854
Southern Copper Corp.
(f)
.............. 2,327 200,285
thyssenkrupp AG ................... 49,609 345,102
Wheaton Precious Metals Corp. ......... 37,542 1,852,097
5,241,554
Multi-Utilities — 0.2%
Engie SA ........................ 50,731 893,693
Oil, Gas & Consumable Fuels — 2.5%
BP plc .......................... 42,068 249,382
Chevron Corp. ..................... 8,456 1,261,297
ConocoPhillips
(f)
.................... 21,556 2,502,005
Cosan SA ........................ 14,819 58,583
Crescent Point Energy Corp. ........... 11,296 78,344
Enbridge, Inc. ..................... 62,810 2,261,075
ENEOS Holdings, Inc. ............... 32,900 130,489
EOG Resources, Inc. ................ 1,194 144,414
Equinor ASA ...................... 9,955 315,493
Exxon Mobil Corp. .................. 6,392 639,072
Keyera Corp.
(f)
..................... 8,046 194,493
Marathon Oil Corp. .................. 2,937 70,958
Marathon Petroleum Corp. ............ 5,642 837,047
Parkland Corp. .................... 4,811 155,072
Pembina Pipeline Corp. .............. 1,748 60,182
Petroleo Brasileiro SA ................ 6,008 48,049
Repsol SA ....................... 934 13,855
Shell plc ......................... 252 8,249
SK Innovation Co. Ltd.
(e)
.............. 896 96,963
S-Oil Corp. ....................... 101 5,439
Ultrapar Participacoes SA ............. 7,086 38,411
Valero Energy Corp. ................. 14,436 1,876,680
11,045,552
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ............... 93 6,587
West Fraser Timber Co. Ltd. ........... 430 36,787
43,374
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(e)
............... 578 22,583
Delta Air Lines, Inc. ................. 2,800 112,644
easyJet plc
(e)
...................... 3,447 22,362
Singapore Airlines Ltd. ............... 91,200 452,838
United Airlines Holdings, Inc.
(e)
.......... 813 33,544
643,971
Personal Care Products — 0.1%
Amorepacific Group
(e)
................ 693 15,682
LG H&H Co. Ltd.
(e)
.................. 74 20,327
Natura & Co. Holding SA
(e)
............ 11,644 39,854
Shiseido Co. Ltd. ................... 1,300 39,185
Unilever plc ....................... 9,548 462,229
577,277
Pharmaceuticals — 3.3%
Alkem Laboratories Ltd. .............. 570 35,621
Astellas Pharma, Inc. ................ 80,700 959,787
AstraZeneca plc ................... 2,501 337,360
Bristol-Myers Squibb Co. .............. 22,985 1,179,360
Daiichi Sankyo Co. Ltd. ............... 5,300 145,097
Dong-E-E-Jiao Co. Ltd., Class A ......... 3,600 24,905
Eli Lilly & Co. ..................... 3,108 1,811,715
GSK plc ......................... 13,293 245,511

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Johnson & Johnson ................. 19,158 $ 3,002,825
Kyowa Kirin Co. Ltd. ................. 400 6,712
Merck & Co., Inc. ................... 13,316 1,451,710
Nippon Shinyaku Co. Ltd. ............. 1,000 35,374
Novartis AG (Registered) ............. 16,823 1,699,300
Novo Nordisk A/S, Class B ............ 22,496 2,331,287
Otsuka Holdings Co. Ltd. ............. 11,000 411,367
Pfizer, Inc. ....................... 27,681 796,936
Shionogi & Co. Ltd. ................. 3,400 163,635
UCB SA ......................... 720 62,764
Yunnan Baiyao Group Co. Ltd., Class A .... 1,100 7,589
Zydus Lifesciences Ltd. .............. 7,751 64,168
14,773,023
Professional Services — 0.7%
Computer Age Management Services Ltd. .. 223 7,100
ExlService Holdings, Inc.
(e)
............ 569 17,553
Experian plc ...................... 28,683 1,170,133
Genpact Ltd. ...................... 11,177 387,953
KBR, Inc. ........................ 7,414 410,810
Paychex, Inc. ..................... 2,144 255,372
Recruit Holdings Co. Ltd. ............. 17,600 735,876
2,984,797
Real Estate Management & Development — 0.7%
China Resources Land Ltd. ............ 26,000 93,289
FirstService Corp. .................. 925 149,844
Jones Lang LaSalle, Inc.
(e)
............. 90 16,998
Lendlease Corp. Ltd.
(h)
............... 3,124 15,902
Mitsubishi Estate Co. Ltd. ............. 16,100 220,700
Mitsui Fudosan Co. Ltd. .............. 69,400 1,696,810
Nomura Real Estate Holdings, Inc. ....... 10,000 262,405
Tokyo Tatemono Co. Ltd. .............. 2,000 29,865
Wharf Real Estate Investment Co. Ltd. .... 7,000 23,663
Zillow Group, Inc., Class C
(e)
........... 8,312 480,932
2,990,408
Residential REITs — 0.1%
Camden Property Trust ............... 3,611 358,536
Retail REITs — 0.0%
Brixmor Property Group, Inc. ........... 297 6,911
Klepierre SA ...................... 1,224 33,416
40,327
Semiconductors & Semiconductor Equipment — 3.8%
3peak, Inc., Class A ................. 409 8,400
Applied Materials, Inc. ............... 15,902 2,577,237
ASPEED Technology, Inc. ............. 1,000 101,301
Broadcom, Inc. .................... 434 484,452
Cirrus Logic, Inc.
(e)
.................. 398 33,110
First Solar, Inc.
(e)
................... 174 29,977
Global Unichip Corp. ................ 2,000 113,048
Intel Corp. ....................... 8,420 423,105
JA Solar Technology Co. Ltd., Class A ..... 13,780 40,088
KLA Corp. ........................ 1,386 805,682
Lam Research Corp. ................ 208 162,918
Lattice Semiconductor Corp.
(e)
.......... 148 10,210
MediaTek, Inc. ..................... 11,000 363,219
Micron Technology, Inc. ............... 964 82,268
NVIDIA Corp. ..................... 12,192 6,037,722
Parade Technologies Ltd. ............. 1,000 38,980
Phison Electronics Corp. .............. 7,000 118,320
QUALCOMM, Inc. .................. 19,074 2,758,673
Realtek Semiconductor Corp. .......... 14,000 214,689
RichWave Technology Corp.
(e)
.......... 3,000 17,938
Risen Energy Co. Ltd., Class A .......... 2,900 7,187
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Shenzhen SC New Energy Technology Corp.,
Class A ....................... 4,900 $ 50,886
Silergy Corp. ...................... 1,000 16,231
Sino-American Silicon Products, Inc. ...... 19,000 121,103
Suzhou Maxwell Technologies Co. Ltd., Class A 400 7,270
Taiwan Semiconductor Manufacturing Co. Ltd. 95,000 1,821,297
Teradyne, Inc. ..................... 105 11,395
Tokyo Electron Ltd. ................. 1,800 319,932
Win Semiconductors Corp. ............ 2,000 10,334
16,786,972
Software — 4.9%
Adobe, Inc.
(e)
...................... 4,749 2,833,253
Atlassian Corp., Class A
(e)
............. 145 34,490
Autodesk, Inc.
(e)
.................... 73 17,774
Birlasoft Ltd. ...................... 14,208 122,962
Box, Inc., Class A
(e)
................. 3,372 86,357
Cadence Design Systems, Inc.
(e)
........ 6,865 1,869,820
Guidewire Software, Inc.
(e)
............. 280 30,531
KPIT Technologies Ltd. ............... 863 15,683
Manhattan Associates, Inc.
(e)
........... 6,710 1,444,797
Microsoft Corp. .................... 32,233 12,120,897
Monday.com Ltd.
(e)
.................. 36 6,761
Nice Ltd.
(e)
....................... 35 6,961
Nutanix, Inc., Class A
(e)
............... 2,780 132,578
Salesforce, Inc.
(e)
................... 1,370 360,502
SAP SE ......................... 15,144 2,330,989
ServiceNow, Inc.
(e)
.................. 10 7,065
Splunk, Inc.
(e)
..................... 619 94,305
Teradata Corp.
(e)
................... 773 33,633
TOTVS SA
(e)
...................... 2,320 15,971
Workday, Inc., Class A
(e)
.............. 681 187,997
21,753,326
Specialized REITs — 0.3%
American Tower Corp. ............... 1,211 261,430
Equinix, Inc. ...................... 202 162,689
Weyerhaeuser Co. .................. 25,601 890,147
1,314,266
Specialty Retail — 1.1%
Best Buy Co., Inc. .................. 23,993 1,878,172
Fast Retailing Co. Ltd. ............... 600 148,367
Home Depot, Inc. (The) .............. 1,216 421,405
Industria de Diseno Textil SA ........... 21,774 950,088
Lojas Renner SA ................... 2,016 7,197
TJX Cos., Inc. (The) ................. 13,993 1,312,683
Trent Ltd. ........................ 421 15,447
Zalando SE
(d)(e)(g)
................... 392 9,280
ZOZO, Inc. ....................... 2,700 60,937
4,803,576
Technology Hardware, Storage & Peripherals — 3.7%
Advantech Co. Ltd. ................. 1,099 13,299
Apple, Inc. ....................... 70,145 13,505,017
Dell Technologies, Inc., Class C ......... 3,707 283,586
Hewlett Packard Enterprise Co. ......... 38,331 650,860
HP, Inc. ......................... 68,020 2,046,722
Pure Storage, Inc., Class A
(e)
........... 1,643 58,589
16,558,073
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG ....................... 173 35,155
ANTA Sports Products Ltd. ............ 17,400 169,116
Burberry Group plc .................. 2,641 47,636
Deckers Outdoor Corp.
(e)
.............. 432 288,762
Hermes International SCA ............. 476 1,011,745

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.
(e)
............. 2,860 $ 1,462,289
Makalot Industrial Co. Ltd. ............. 26,000 299,863
Mavi Giyim Sanayi ve Ticaret A/S, Class B
(d)(g)
3,600 14,232
Moncler SpA ...................... 1,877 115,566
Titan Co. Ltd. ..................... 388 17,125
3,461,489
Trading Companies & Distributors — 0.0%
Mitsubishi Corp. .................... 2,100 33,452
Mitsui & Co. Ltd. ................... 100 3,746
37,198
Transportation Infrastructure — 0.1%
Flughafen Zurich AG (Registered) ........ 950 198,498
Grupo Aeroportuario del Centro Norte SAB de
CV .......................... 2,799 29,602
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 2,688 47,148
275,248
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa
MG .......................... 40,434 170,079
United Utilities Group plc .............. 25,841 349,067
519,146
Wireless Telecommunication Services — 0.2%
MTN Group Ltd. .................... 23,837 150,508
SK Telecom Co. Ltd. ................. 6,970 270,784
SoftBank Corp. .................... 10,900 135,833
SoftBank Group Corp. ............... 3,900 172,140
729,265
Total Common Stocks — 58.1%
(Cost: $228,394,123) ............................. 257,951,916
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Rolls-Royce plc, 5.75%, 10/15/27
(d)
...... USD 75 75,129
Air Freight & Logistics — 0.0%
GN Bondco LLC, 9.50%, 10/15/31
(d)
..... 64 62,483
Automobile Components — 0.1%
(d)
Allison Transmission, Inc., 5.88%, 06/01/29 . 173 172,381
JB Poindexter & Co., Inc., 8.75%, 12/15/31 . 50 51,000
223,381
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 ... 280 264,234
Banks — 3.8%
Banco Bilbao Vizcaya Argentaria SA, (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.70%), 6.14%,
09/14/28
(a)
.................... 600 616,284
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18%,
03/24/28
(a)
................... 400 384,936
5.59%, 08/08/28 ................. 400 407,852
6.61%, 11/07/28 ................. 400 425,790
2.96%, 03/25/31 ................. 400 343,646
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23%,
11/22/32
(a)
................... 200 167,476
Security
Par (000)
Par (000) Value
Banks (continued)
6.92%, 08/08/33 ................. USD 200 $ 213,133
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.84%), 3.82%,
01/20/28 .................... 78 74,941
(1-day SOFR + 1.05%), 2.55%, 02/04/28 379 351,081
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 .................... 89 84,987
(1-day SOFR + 1.58%), 4.38%, 04/27/28 240 234,552
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 .................... 39 36,991
(1-day SOFR + 1.99%), 6.20%, 11/10/28 210 219,060
(1-day SOFR + 1.06%), 2.09%, 06/14/29 315 277,615
Bank of Montreal
5.20%, 02/01/28 ................. 360 366,715
(5-Year USD Swap Semi + 1.43%), 3.80%,
12/15/32
(a)
................... 220 202,382
BPCE SA, 2.70%, 10/01/29
(d)
.......... 274 241,615
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07%, 02/24/28 460 433,447
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28 .................... 266 253,506
(3-mo. CME Term SOFR + 1.45%), 4.08%,
04/23/29 .................... 16 15,399
(1-day SOFR + 1.15%), 2.67%, 01/29/31 510 442,384
(1-day SOFR + 1.94%), 3.79%, 03/17/33 310 278,798
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... 30 31,235
HSBC Holdings plc
(a)
(1-day SOFR + 1.29%), 1.59%, 05/24/27 490 449,418
(1-day SOFR + 1.10%), 2.25%, 11/22/27 370 339,612
(3-mo. CME Term SOFR + 1.80%), 4.58%,
06/19/29 .................... 301 291,852
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(i)
..................... 200 162,889
(1-day SOFR + 1.19%), 2.80%, 05/24/32 920 768,026
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
.................... 470 455,827
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78%,
02/01/28 .................... 127 122,667
(1-day SOFR + 1.17%), 2.95%, 02/24/28 266 250,263
(1-day SOFR + 1.89%), 2.18%, 06/01/28 6 5,488
(1-day SOFR + 1.99%), 4.85%, 07/25/28 590 590,171
(3-mo. CME Term SOFR + 1.59%), 4.45%,
12/05/29 .................... 13 12,740
(1-day SOFR + 2.58%), 5.72%, 09/14/33 650 672,555
(1-day SOFR + 1.85%), 5.35%, 06/01/34 170 172,420
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
.................... 380 351,615
Mizuho Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.55%,
07/09/27 .................... 500 456,905
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67%,
09/13/33 .................... 210 216,765
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75%,
07/06/34 .................... 670 693,162
Royal Bank of Canada, 5.20%, 08/01/28 ... 420 428,077
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50%, 03/09/29 780 805,798
(1-day SOFR + 2.70%), 6.57%, 06/12/29 250 257,834

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 3.28%), 7.66%, 11/09/31 USD 320 $ 346,273
Santander UK Group Holdings plc, (1-day
SOFR + 2.60%), 6.53%, 01/10/29
(a)
.... 240 248,314
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28 ................. 200 204,699
5.71%, 01/13/30 ................. 200 207,645
5.85%, 07/13/30 ................. 400 418,312
5.77%, 01/13/33 ................. 510 538,927
5.78%, 07/13/33 ................. 590 625,157
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................ 370 341,808
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a)(d)
......... 190 195,336
Washington Mutual Escrow Bonds
(e)(j)(k)
0.00%, 11/06/09 ................. 100 1,000
0.00%, 09/29/17 ................. 400 —
16,735,380
Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 343 338,784
Coca-Cola Co. (The)
2.25%, 01/05/32 ................. 290 252,955
3.00%, 03/05/51 ................. 1,460 1,102,565
2.50%, 03/15/51 ................. 220 147,699
Diageo Capital plc
2.00%, 04/29/30 ................. 780 673,646
2.13%, 04/29/32 ................. 270 225,238
5.50%, 01/24/33 ................. 1,030 1,096,395
3,837,282
Biotechnology — 0.4%
Amgen, Inc., 2.20%, 02/21/27 ......... 200 185,966
Gilead Sciences, Inc.
5.25%, 10/15/33 ................. 160 166,763
5.55%, 10/15/53 ................. 530 574,262
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ..................... 1,160 953,762
1,880,753
Broadline Retail — 0.0%
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(d)
86 82,554
Building Products — 0.7%
Carrier Global Corp., 3.38%, 04/05/40 .... 300 241,367
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 ................. 370 344,645
5.88%, 06/01/33 ................. 570 595,508
Owens Corning
3.40%, 08/15/26 ................. 110 106,011
4.30%, 07/15/47 ................. 410 358,917
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ..................... 1,280 1,238,784
2,885,232
Capital Markets — 1.5%
Ares Capital Corp.
7.00%, 01/15/27 ................. 260 267,435
2.88%, 06/15/27 ................. 145 132,480
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
.... 180 176,062
Blackstone Private Credit Fund, 4.00%,
01/15/29 ..................... 129 117,440
FactSet Research Systems, Inc.
2.90%, 03/01/27 ................. 790 739,701
3.45%, 03/01/32 ................. 37 33,135
FS KKR Capital Corp.
2.63%, 01/15/27 ................. 125 112,198
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.13%, 10/12/28 ................. USD 330 $ 287,591
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.11%), 2.64%, 02/24/28 886 821,330
(3-mo. CME Term SOFR + 1.77%), 3.69%,
06/05/28 .................... 206 196,820
(1-day SOFR + 1.25%), 2.38%, 07/21/32 440 361,516
Moody's Corp., 3.25%, 01/15/28 ........ 69 65,844
Morgan Stanley
3.63%, 01/20/27 ................. 281 272,426
(1-day SOFR + 1.00%), 2.48%, 01/21/28
(a)
280 259,891
3.59%, 07/22/28
(a)
................ 35 33,412
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29
(a)
................... 407 388,149
(1-day SOFR + 1.59%), 5.16%, 04/20/29
(a)
410 412,343
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30
(a)
................... 357 347,710
(1-day SOFR + 1.14%), 2.70%, 01/22/31
(a)
295 257,882
(1-day SOFR + 1.02%), 1.93%, 04/28/32
(a)
24 19,299
(1-day SOFR + 1.20%), 2.51%, 10/20/32
(a)
56 46,370
(1-day SOFR + 2.08%), 4.89%, 07/20/33
(a)
240 234,017
(1-day SOFR + 1.87%), 5.25%, 04/21/34
(a)
470 469,952
Nasdaq, Inc., 5.55%, 02/15/34 ......... 125 129,856
S&P Global, Inc.
2.45%, 03/01/27 ................. 280 264,027
4.75%, 08/01/28 ................. 125 127,106
5.25%, 09/15/33
(d)
................ 115 120,315
3.90%, 03/01/62 ................. 3 2,508
6,696,815
Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28
(d)
... 34 32,385
Ecolab, Inc., 2.70%, 12/15/51 ......... 210 142,119
LYB International Finance III LLC, 4.20%,
05/01/50 ..................... 50 39,808
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
... 91 84,400
Superior Plus LP, 4.50%, 03/15/29
(d)
..... 21 19,473
Tronox, Inc., 4.63%, 03/15/29
(d)
........ 8 7,086
325,271
Commercial Services & Supplies — 0.0%
APX Group, Inc., 5.75%, 07/15/29
(d)
...... 28 26,103
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
.................... 161 160,061
Steelcase, Inc., 5.13%, 01/18/29 ....... 18 17,060
203,224
Communications Equipment — 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/30 ................. 510 430,622
2.75%, 05/24/31 ................. 440 376,068
5.60%, 06/01/32 ................. 240 247,586
1,054,276
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
.................... 20 21,151
Quanta Services, Inc., 2.90%, 10/01/30 ... 1,190 1,044,191
1,065,342
Construction Materials — 0.0%
(d)
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28 ..................... 30 30,750
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31 ..................... 50 52,559
83,309

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.3%
Ally Financial, Inc., (1-day SOFR + 2.82%),
6.85%, 01/03/30
(a)
............... USD 135 $ 138,698
American Express Co.
2.55%, 03/04/27 ................. 199 186,427
(1-day SOFR + 1.28%), 5.28%, 07/27/29
(a)
290 296,019
(1-day SOFR + 1.84%), 5.04%, 05/01/34
(a)
130 129,774
(1-day SOFR + 1.93%), 5.63%, 07/28/34
(a)
50 51,666
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(d)
.................... 40 41,467
Credit Acceptance Corp., 9.25%, 12/15/28
(d)
40 42,638
goeasy Ltd., 9.25%, 12/01/28
(d)
........ 25 26,699
Macquarie Airfinance Holdings Ltd., 8.13%,
03/30/29
(d)
.................... 20 20,904
OneMain Finance Corp.
7.13%, 03/15/26 ................. 47 47,883
6.63%, 01/15/28 ................. 48 48,458
9.00%, 01/15/29 ................. 178 188,187
1,218,820
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co.
(d)
7.88%, 08/15/26 ................. 62 63,096
9.25%, 04/15/27 ................. 17 16,687
79,783
Diversified REITs — 0.2%
Digital Realty Trust LP, 5.55%, 01/15/28 ... 820 835,322
Essential Properties LP, 2.95%, 07/15/31 .. 170 133,686
969,008
Diversified Telecommunication Services — 0.2%
CCO Holdings LLC
(d)
5.13%, 05/01/27 ................. 83 80,192
5.38%, 06/01/29 ................. 86 81,063
6.38%, 09/01/29 ................. 81 79,879
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
.................... 8 6,920
Frontier Communications Holdings LLC
(d)
6.75%, 05/01/29 ................. 94 84,055
8.63%, 03/15/31 ................. 79 80,549
Koninklijke KPN NV, 8.38%, 10/01/30 .... 140 164,749
Level 3 Financing, Inc.
(d)
11.00%, 11/15/29
(l)
............... 8 8,120
10.50%, 05/15/30 ................ 36 34,909
Uniti Group LP
(d)
10.50%, 02/15/28 ................ 127 128,753
6.50%, 02/15/29 ................. 46 33,196
782,385
Electric Utilities — 0.7%
Avangrid, Inc.
3.20%, 04/15/25 ................. 500 485,651
3.80%, 06/01/29 ................. 140 131,972
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 15,326
Commonwealth Edison Co., 4.90%, 02/01/33 460 465,453
Eversource Energy
Series U, 1.40%, 08/15/26 .......... 60 54,706
2.90%, 03/01/27 ................. 270 255,604
3.38%, 03/01/32 ................. 220 194,684
Exelon Corp.
2.75%, 03/15/27 ................. 19 17,893
5.10%, 06/15/45 ................. 10 9,495
4.10%, 03/15/52 ................. 7 5,659
NSTAR Electric Co.
3.25%, 05/15/29 ................. 280 263,411
3.95%, 04/01/30 ................. 250 238,439
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. USD 80 $ 77,119
5.20%, 08/01/33 ................. 650 674,579
2.05%, 08/01/50 ................. 31 17,952
2,907,943
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 14,251
CDW LLC, 3.57%, 12/01/31 .......... 66 58,497
Keysight Technologies, Inc.
4.60%, 04/06/27 ................. 620 617,883
3.00%, 10/30/29 ................. 170 154,522
Vontier Corp., 2.95%, 04/01/31 ........ 440 370,237
1,215,390
Energy Equipment & Services — 0.1%
(d)
CGG SA, 8.75%, 04/01/27 ........... 200 182,176
Valaris Ltd., 8.38%, 04/30/30 .......... 10 10,245
Venture Global LNG, Inc.
8.13%, 06/01/28 ................. 15 15,149
9.50%, 02/01/29 ................. 56 59,257
8.38%, 06/01/31 ................. 15 14,992
9.88%, 02/01/32 ................. 153 159,371
441,190
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... 122 101,808
Financial Services — 0.3%
Burford Capital Global Finance LLC
(d)
6.88%, 04/15/30 ................. 10 9,651
9.25%, 07/01/31 ................. 5 5,314
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................ 58 51,711
Fiserv, Inc.
5.45%, 03/02/28 ................. 130 133,881
5.60%, 03/02/33 ................. 275 287,065
Freedom Mortgage Corp.
(d)
12.00%, 10/01/28 ................ 20 21,842
12.25%, 10/01/30 ................ 30 32,933
GGAM Finance Ltd., 8.00%, 02/15/27
(d)
... 25 25,626
Mastercard, Inc.
3.30%, 03/26/27 ................. 100 96,972
2.00%, 11/18/31 ................. 390 328,936
Nationstar Mortgage Holdings, Inc.
(d)
5.00%, 02/01/26 ................. 5 4,890
6.00%, 01/15/27 ................. 80 79,400
5.13%, 12/15/30 ................. 177 160,031
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(d)
40 42,500
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(d)
.................... 10 10,294
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
.................... 59 55,856
Visa, Inc., 3.65%, 09/15/47 ........... 180 151,912
1,498,814
Food Products — 0.4%
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 . 880 765,928
Kellanova
3.40%, 11/15/27 ................. 190 182,659
4.30%, 05/15/28 ................. 460 455,367
Unilever Capital Corp., 1.75%, 08/12/31 ... 600 497,998
1,901,952
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75%, 05/20/27 ................. 175 170,192
9.38%, 06/01/28
(d)
................ 30 30,980

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
ONE Gas, Inc., 4.25%, 09/01/32 ........ USD 45 $ 43,157
244,329
Ground Transportation — 0.3%
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 160 152,224
Ryder System, Inc.
5.65%, 03/01/28 ................. 25 25,749
6.30%, 12/01/28 ................. 310 328,683
6.60%, 12/01/33 ................. 660 731,741
XPO, Inc., 7.13%, 02/01/32
(d)
.......... 15 15,481
1,253,878
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(d)
.................... 35 36,923
DH Europe Finance II SARL, 2.60%, 11/15/29 1,360 1,230,916
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28 40 41,210
1,309,049
Health Care Providers & Services — 1.4%
Cencora, Inc.
2.70%, 03/15/31 ................. 590 517,461
4.30%, 12/15/47 ................. 340 304,539
DaVita, Inc., 4.63%, 06/01/30
(d)
........ 283 246,888
Elevance Health, Inc.
3.65%, 12/01/27 ................. 260 252,196
4.10%, 03/01/28 ................. 53 52,223
Encompass Health Corp., 4.75%, 02/01/30 . 68 64,038
HCA, Inc.
3.13%, 03/15/27 ................. 160 151,669
5.20%, 06/01/28 ................. 170 171,744
3.63%, 03/15/32 ................. 338 302,231
4.63%, 03/15/52 ................. 160 136,066
5.90%, 06/01/53 ................. 260 266,514
Heartland Dental LLC, 10.50%, 04/30/28
(d)
. 30 31,126
Humana, Inc.
1.35%, 02/03/27 ................. 490 441,915
3.70%, 03/23/29 ................. 360 345,819
4.88%, 04/01/30 ................. 57 57,756
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 ..................... 40 36,960
Tenet Healthcare Corp., 6.13%, 10/01/28 .. 195 194,448
UnitedHealth Group, Inc.
5.30%, 02/15/30 ................. 350 366,251
4.20%, 05/15/32 ................. 1,500 1,467,789
4.50%, 04/15/33 ................. 90 89,428
5.88%, 02/15/53 ................. 60 67,955
5.05%, 04/15/53 ................. 420 424,274
5,989,290
Health Care REITs — 0.1%
Welltower OP LLC, 4.00%, 06/01/25 ..... 300 294,588
Health Care Technology — 0.2%
IQVIA, Inc.
(d)
5.70%, 05/15/28 ................. 800 814,848
6.25%, 02/01/29 ................. 25 26,099
840,947
Hotels, Restaurants & Leisure — 0.2%
(d)
Churchill Downs, Inc., 6.75%, 05/01/31 ... 161 163,404
Hilton Grand Vacations Borrower Escrow LLC,
5.00%, 06/01/29 ................ 91 83,952
NCL Corp. Ltd.
5.88%, 03/15/26 ................. 83 81,104
8.13%, 01/15/29 ................. 20 20,891
7.75%, 02/15/29 ................. 123 123,745
NCL Finance Ltd., 6.13%, 03/15/28 ...... 129 123,483
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Raising Cane's Restaurants LLC, 9.38%,
05/01/29 ..................... USD 25 $ 26,680
Viking Cruises Ltd.
7.00%, 02/15/29 ................. 65 64,441
9.13%, 07/15/31 ................. 30 31,968
719,668
Household Durables — 0.2%
MDC Holdings, Inc., 3.97%, 08/06/61 ..... 100 65,128
NVR, Inc., 3.00%, 05/15/30 ........... 620 552,378
PulteGroup, Inc., 5.00%, 01/15/27 ....... 470 472,260
Tempur Sealy International, Inc., 3.88%,
10/15/31
(d)
.................... 5 4,227
1,093,993
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 ............ 370 327,443
Pentair Finance SARL
4.50%, 07/01/29 ................. 450 432,405
5.90%, 07/15/32 ................. 190 197,260
957,108
Insurance — 0.4%
Ambac Assurance Corp., 5.10%
(d)(i)
...... 5 6,285
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 816 811,944
2.25%, 11/15/30 ................. 541 465,670
5.45%, 03/15/53 ................. 270 282,246
5.70%, 09/15/53 ................. 290 315,144
NFP Corp.
(d)
6.88%, 08/15/28 ................. 35 35,581
8.50%, 10/01/31 ................. 30 32,517
1,949,387
IT Services — 0.3%
CGI, Inc., 2.30%, 09/14/31 ........... 520 425,142
Cogent Communications Group, Inc., 7.00%,
06/15/27
(d)
.................... 250 251,250
International Business Machines Corp.
2.20%, 02/09/27 ................. 280 260,655
4.40%, 07/27/32 ................. 130 127,703
VeriSign, Inc., 2.70%, 06/15/31 ........ 180 154,272
VT Topco, Inc., 8.50%, 08/15/30
(d)
....... 25 26,009
1,245,031
Life Sciences Tools & Services — 0.0%
(d)
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 6 6,162
Star Parent, Inc., 9.00%, 10/01/30 ....... 10 10,538
16,700
Machinery — 0.1%
Cummins, Inc., 1.50%, 09/01/30 ........ 420 350,252
Ingersoll Rand, Inc.
5.40%, 08/14/28 ................. 75 77,283
5.70%, 08/14/33 ................. 30 31,740
Otis Worldwide Corp., 2.57%, 02/15/30 ... 23 20,452
Wabash National Corp., 4.50%, 10/15/28
(d)
. 94 84,818
564,545
Media — 0.1%
Cable One, Inc., 4.00%, 11/15/30
(d)
...... 20 16,193
DirecTV Financing LLC, 5.88%, 08/15/27
(d)
. 259 243,350
EquipmentShare.com, Inc., 9.00%, 05/15/28
(d)
20 20,577
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ..................... 32 27,037
Nexstar Media, Inc., 4.75%, 11/01/28
(d)
.... 33 30,409
Paramount Global, 4.20%, 05/19/32 ..... 45 40,162
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
... 84 81,214

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc., 8.00%,
08/15/28
(d)
.................... USD 50 $ 51,581
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
.... 75 62,727
573,250
Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(d)
. 20 20,867
FMG Resources August 2006 Pty. Ltd.
(d)
5.88%, 04/15/30 ................. 247 244,731
6.13%, 04/15/32 ................. 115 115,828
Mineral Resources Ltd.
(d)
9.25%, 10/01/28 ................. 25 26,594
8.50%, 05/01/30 ................. 250 260,582
Reliance Steel & Aluminum Co., 2.15%,
08/15/30 ..................... 370 312,287
Steel Dynamics, Inc.
2.80%, 12/15/24 ................. 35 34,131
2.40%, 06/15/25 ................. 330 316,240
Taseko Mines Ltd., 7.00%, 02/15/26
(d)
.... 7 6,634
1,337,894
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 30 30,146
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 830 810,187
CNX Resources Corp., 6.00%, 01/15/29
(d)
.. 43 41,221
Enbridge, Inc., 6.20%, 11/15/30 ........ 25 26,750
Hilcorp Energy I LP
(d)
6.00%, 04/15/30 ................. 84 81,464
8.38%, 11/01/33 ................. 77 81,577
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 ................. 16 18,041
5.00%, 08/15/42 ................. 20 18,002
ONEOK, Inc.
5.85%, 01/15/26 ................. 330 334,786
6.35%, 01/15/31 ................. 380 405,837
7.15%, 01/15/51 ................. 120 137,491
Targa Resources Corp., 6.15%, 03/01/29 .. 110 115,027
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
.. 176 168,968
2,269,497
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2016-1, Class B, 5.25%, 01/15/24 36 35,980
Series 2017-1, Class B, 4.95%, 02/15/25 12 11,559
Series 2019-1, Class B, 3.85%, 02/15/28 50 44,674
American Airlines, Inc., 8.50%, 05/15/29
(d)
.. 31 32,736
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ..... 26 23,742
United Airlines, Inc., 4.38%, 04/15/26
(d)
.... 17 16,565
165,256
Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.
(d)
6.13%, 02/01/27 ................. 136 91,800
11.00%, 09/30/28 ................ 73 53,070
Jazz Securities DAC, 4.38%, 01/15/29
(d)
... 200 186,283
Merck & Co., Inc.
2.15%, 12/10/31 ................. 370 315,887
2.45%, 06/24/50 ................. 30 19,780
2.75%, 12/10/51 ................. 19 13,060
5.00%, 05/17/53 ................. 85 87,397
Novartis Capital Corp., 2.20%, 08/14/30 ... 855 752,701
Zoetis, Inc.
3.00%, 09/12/27 ................. 110 104,332
2.00%, 05/15/30 ................. 800 688,855
2,313,165
Security
Par (000)
Par (000) Value
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ..................... USD 1,510 $ 1,362,020
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88%, 03/01/26 ................. 170 170,077
5.95%, 08/15/34 ................. 500 525,281
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(d)
.................... 15 15,712
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
90 86,501
797,571
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc., 3.75%, 02/15/51
(d)
...... 740 581,760
Intel Corp., 4.88%, 02/10/28 .......... 440 447,339
Lam Research Corp., 1.90%, 06/15/30 .... 1,050 902,722
NVIDIA Corp.
1.55%, 06/15/28 ................. 190 170,124
2.00%, 06/15/31 ................. 870 745,697
3.50%, 04/01/50 ................. 50 41,721
3.70%, 04/01/60 ................. 480 401,969
NXP BV
3.88%, 06/18/26 ................. 25 24,376
4.30%, 06/18/29 ................. 172 166,809
3.40%, 05/01/30 ................. 70 64,216
2.50%, 05/11/31 ................. 189 160,130
Texas Instruments, Inc.
1.90%, 09/15/31 ................. 97 82,789
3.65%, 08/16/32 ................. 1,020 969,316
4.90%, 03/14/33 ................. 220 228,440
TSMC Arizona Corp., 3.25%, 10/25/51 .... 220 173,435
5,160,843
Software — 1.2%
Adobe, Inc., 2.30%, 02/01/30 .......... 1,010 904,759
Autodesk, Inc.
3.50%, 06/15/27 ................. 81 78,623
2.40%, 12/15/31 ................. 54 46,201
Cloud Software Group, Inc.
(d)
6.50%, 03/31/29 ................. 86 81,910
9.00%, 09/30/29 ................. 52 49,423
Intuit, Inc.
1.35%, 07/15/27 ................. 860 775,104
1.65%, 07/15/30 ................. 1,060 890,452
5.20%, 09/15/33 ................. 90 94,220
5.50%, 09/15/53 ................. 30 32,808
MicroStrategy, Inc., 6.13%, 06/15/28
(d)
.... 33 32,015
Oracle Corp.
5.55%, 02/06/53 ................. 115 115,032
4.10%, 03/25/61 ................. 160 121,903
Roper Technologies, Inc., 1.75%, 02/15/31 . 26 21,415
Sabre GLBL, Inc., 11.25%, 12/15/27
(d)
.... 46 45,196
Salesforce, Inc., 3.05%, 07/15/61 ....... 10 7,015
ServiceNow, Inc., 1.40%, 09/01/30 ...... 850 698,780
VMware LLC
1.80%, 08/15/28 ................. 784 687,358
2.20%, 08/15/31 ................. 150 124,292
Workday, Inc., 3.80%, 04/01/32 ........ 500 465,561
5,272,067
Specialized REITs — 0.4%
American Tower Corp.
1.45%, 09/15/26 ................. 120 109,330
5.80%, 11/15/28 ................. 10 10,388
5.65%, 03/15/33 ................. 330 342,931
Crown Castle, Inc.
5.60%, 06/01/29 ................. 410 419,229

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.80%, 03/01/34 ................. USD 470 $ 486,450
Equinix, Inc.
1.00%, 09/15/25 ................. 151 140,862
1.45%, 05/15/26 ................. 160 147,817
Iron Mountain, Inc.
(d)
7.00%, 02/15/29 ................. 91 93,537
5.25%, 07/15/30 ................. 200 190,381
1,940,925
Specialty Retail — 0.3%
Bath & Body Works, Inc.
6.95%, 03/01/33 ................. 50 49,972
6.88%, 11/01/35 ................. 83 84,040
Foot Locker, Inc., 4.00%, 10/01/29
(d)
..... 45 37,237
Gap, Inc. (The), 3.63%, 10/01/29
(d)
...... 15 12,825
Home Depot, Inc. (The)
1.50%, 09/15/28 ................. 300 265,954
1.38%, 03/15/31 ................. 31 25,327
1.88%, 09/15/31 ................. 400 334,639
4.50%, 12/06/48 ................. 17 16,028
3.35%, 04/15/50 ................. 240 186,540
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 450 433,435
3.65%, 04/05/29 ................. 93 89,638
1,535,635
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25%, 12/15/29
(d)
................ 72 77,654
9.63%, 12/01/32 ................. 212 242,422
Western Digital Corp., 4.75%, 02/15/26 ... 83 81,424
Xerox Holdings Corp., 5.50%, 08/15/28
(d)
.. 96 86,631
488,131
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35%, 11/27/28 ................. 120 125,879
7.70%, 11/27/30 ................. 80 84,217
210,096
Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(d)
..... 30 31,253
Transportation Infrastructure — 0.1%
Triton Container International Ltd., 3.25%,
03/15/32 ..................... 320 257,898
Wireless Telecommunication Services — 0.0%
Vodafone Group plc, (5-Year USD Swap Semi
+ 4.87%), 7.00%, 04/04/79
(a)
........ 100 103,100
Total Corporate Bonds — 19.6%
(Cost: $87,080,294) .............................. 86,888,872
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(m)
....... 55,212 9,123,783
Total Investment Companies — 2.0%
(Cost: $8,730,480) .............................. 9,123,783
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.42%, 06/25/35
(a)
.... USD 36 $ 30,144
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 19 9,274
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.93%, 11/25/36
(a)
.............. 23 18,565
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.75%, 04/25/47
(a)
.............. 19 16,975
Series 2007-OA3, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.83%, 04/25/47
(a)
.............. 1 50
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.83%, 06/25/47
(a)
.............. 11 8,607
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 5.95%, 08/25/47
(a)
.... 5 4,120
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 5.95%, 10/25/46
(a)
42 28,477
APS Resecuritization Trust
(a)(d)
Series 2016-1, Class 1MZ, 3.03%, 07/31/57 142 56,505
Series 2016-3, Class 3A, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 8.32%,
09/27/46 .................... 7 7,240
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(d)
..... 51 15,354
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 5.75%, 08/25/36
(a)
.......... 10 10,079
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 266 112,034
Citicorp Mortgage Securities Trust, Series
2008-2, Class 1A1, 6.50%, 06/25/38 .... 22 17,518
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
..................... 109 43,959
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
. 18 4,254
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
........ 23 11,778
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.81%, 08/25/47
(a)
................ 78 69,421
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.01%, 03/25/36
(a)
................ 5 3,953
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 1 985
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.69%, 09/25/37
(a)
27 18,128

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (1-mo. CME Term SOFR
at 0.42% Floor and 11.50% Cap + 0.53%),
5.89%, 03/25/37
(a)
................ USD 29 $ 26,690
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(d)
. 30 28,718
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor + 0.53%),
6.31%, 06/25/37
(a)
................ 4 3,306
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.81%,
04/25/36
(a)
..................... 7 3,785
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 5.85%, 06/25/36
(a)
......... 11 9,072
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 32 28,362
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(c)
................... 38 32,217
619,570
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.92%,
01/25/36 .................... 13 11,548
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.15%, 01/25/36 ............... 9 8,718
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 6.01%,
04/25/36 .................... 6 5,328
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.85%,
10/25/36 .................... 7 6,281
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR + 0.56%), 5.92%, 10/25/36 ... 7 6,295
38,170
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a)(d)(k)
...... 1,000 —
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(d)(n)
... 37 4,305
Total Non-Agency Mortgage-Backed Securities — 0.1%
(Cost: $838,381) ................................ 662,045
Beneficial Interest
(000)
Other Interests
(o)
Capital Markets — 0.0%
(e)(j)(k)
Lehman Brothers Holdings, Capital Trust VII . 130 —
Lehman Brothers Holdings, Inc. ......... 490 —
Total Other Interests — 0.0%
(Cost: $6) .................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 46,174 $ 160,641
Bancolombia SA (Preference) .......... 11,335 87,296
247,937
Chemicals — 0.1%
Braskem SA (Preference), Series A
(e)
..... 96,263 422,948
Electrical Equipment — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) .................... 4,687 280,805
Metals & Mining — 0.0%
Gerdau SA (Preference) .............. 12,523 60,369
Passenger Airlines — 0.0%
Azul SA (Preference)
(e)
............... 46,327 149,370
Total Preferred Securities — 0.3%
(Cost: $1,371,152) .............................. 1,161,429
Rights
Ground Transportation — 0.0%
Localiza Rent a Car SA (Expires 02/05/24,
Strike Price BRL 45.35)
(e)
........... 41 163
Total Rights — 0.0%
(Cost: $—) .................................... 163
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 8.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... USD 128 121,340
3.00%, 09/01/27 - 12/01/46 .......... 230 215,177
3.50%, 04/01/31 - 01/01/48 .......... 365 347,855
4.00%, 08/01/40 - 12/01/45 .......... 58 56,369
4.50%, 02/01/39 - 04/01/49 .......... 430 427,093
5.00%, 10/01/41 - 11/01/48 .......... 86 87,115
5.50%, 06/01/41 ................. 39 39,910
6.00%, 01/01/34 ................. 29 29,577
Federal National Mortgage Association,
4.00%, 01/01/41 ................. 4 4,141
Government National Mortgage Association
2.00%, 08/20/50 - 04/20/52 .......... 3,357 2,840,494
2.00%, 01/15/54
(p)
................ 2,388 2,021,854
2.50%, 07/20/51 - 07/20/52 .......... 4,958 4,335,547
3.00%, 02/15/45 - 09/20/52 .......... 3,303 2,996,243
3.50%, 01/15/42 - 02/20/52 .......... 1,074 1,011,546
4.00%, 04/20/39 - 12/20/47 .......... 191 185,755
4.00%, 01/15/54
(p)
................ 644 614,820
4.50%, 12/20/39 - 04/20/50 .......... 252 249,613
5.00%, 12/15/38 - 04/20/53 .......... 125 124,914
5.00%, 01/15/54
(p)
................ 200 198,594
5.50%, 12/20/52 - 07/20/53 .......... 225 226,419
5.50%, 01/15/54
(p)
................ 425 428,056
6.00%, 09/20/53 - 10/20/53 .......... 121 123,428
6.00%, 01/15/54
(p)
................ 125 127,095
6.50%, 01/15/54
(p)
................ 250 255,908
7.50%, 03/15/32 ................. 1 1,104
Uniform Mortgage-Backed Securities
2.00%, 10/01/31 - 02/01/52 .......... 3,601 3,005,170
2.00%, 01/25/39
(p)
................ 1,250 1,120,508
2.50%, 09/01/27 - 02/01/52 .......... 1,804 1,599,266

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50%, 01/25/39 - 01/25/54
(p)
......... USD 700 $ 620,129
3.00%, 04/01/29 - 03/01/52 .......... 1,840 1,695,820
3.50%, 08/01/30 - 01/01/51 .......... 2,441 2,276,331
3.50%, 01/25/39
(p)
................ 61 58,720
4.00%, 10/01/33 - 01/01/51 .......... 1,202 1,163,490
4.00%, 01/25/39 - 01/25/54
(p)
......... 375 359,956
4.50%, 02/01/25 - 08/01/53 .......... 2,044 2,023,690
4.50%, 01/25/54
(p)
................ 50 48,465
5.00%, 09/01/35 - 05/01/49 .......... 146 148,045
5.00%, 01/25/54
(p)
................ 3,850 3,808,793
5.50%, 02/01/35 - 04/01/41 .......... 232 238,696
6.00%, 12/01/27 - 09/01/53 .......... 327 337,230
6.00%, 01/25/54
(p)
................ 125 126,914
6.50%, 05/01/40 ................. 40 41,800
Total U.S. Government Sponsored Agency Securities — 8.0%
(Cost: $37,909,818) .............................. 35,742,990
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 66 67,985
4.50%, 08/15/39 ................. 382 404,234
4.38%, 11/15/39 ................. 82 85,418
1.13%, 05/15/40 - 08/15/40 .......... 694 445,109
1.38%, 11/15/40 ................. 347 230,226
2.25%, 05/15/41 - 02/15/52 .......... 13,000 9,217,070
2.38%, 02/15/42 ................. 4,000 3,069,062
3.13%, 02/15/43 ................. 332 283,782
2.88%, 05/15/43 - 11/15/46 .......... 597 484,735
3.63%, 08/15/43 ................. 332 305,220
3.75%, 11/15/43 ................. 332 310,264
2.50%, 02/15/45 ................. 593 449,035
3.00%, 02/15/47 ................. 1,500 1,226,309
1.63%, 11/15/50 ................. 3 1,787
1.88%, 11/15/51 ................. 1,000 632,188
U.S. Treasury Notes
0.25%, 09/30/25 ................. 6,000 5,587,500
5.00%, 10/31/25 ................. 4,500 4,551,328
4.00%, 12/15/25 ................. 200 198,930
0.50%, 05/31/27 ................. 129 114,860
2.25%, 08/15/27 ................. 798 752,614
1.25%, 03/31/28 - 09/30/28 .......... 1,047 937,990
2.88%, 08/15/28 ................. 188 179,915
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13%, 11/15/28 ................. USD 363 $ 350,664
1.75%, 01/31/29 - 11/15/29 .......... 1,239 1,105,797
2.63%, 02/15/29 ................. 63 59,313
1.88%, 02/28/29 - 02/15/32 .......... 12,352 11,006,310
2.38%, 05/15/29 ................. 7,063 6,546,518
1.63%, 08/15/29 - 05/15/31 .......... 492 430,556
1.50%, 02/15/30 ................. 23 20,038
1.13%, 02/15/31 ................. 179 149,416
1.38%, 11/15/31 ................. 3 2,491
Total U.S. Treasury Obligations — 11.1%
(Cost: $56,334,425) .............................. 49,206,664
Total Long-Term Investments — 99.4%
(Cost: $421,720,541) ............................. 441,534,116
Shares
Shares
Short-Term Securities
Money Market Funds — 2.5%
(m)(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 6,692,438 6,692,438
SL Liquidity Series, LLC, Money Market Series,
5.58%
(r)
....................... 4,492,805 4,494,602
Total Money Market Funds — 2.5%
(Cost: $11,187,266) .............................. 11,187,040
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills , 5.30%, 02/20/24
(s)
..... 500 496,414
Total U.S. Treasury Obligations — 0.1%
(Cost: $496,346) ................................ 496,414
Total Short-Term Securities — 2.6%
(Cost: $11,683,612) .............................. 11,683,454
Total Investments — 102.0%
(Cost: $433,404,153 ) ............................. 453,217,570
Liabilities in Excess of Other Assets — (2.0)% ............ (8,883,925)
Net Assets — 100.0% ..............................
$ 444,333,645
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
When-issued security.
(m)
Affiliate of the Fund.
(n)
Zero-coupon bond.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Represents or includes a TBA transaction.
(q)
Annualized 7-day yield as of period end.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(s)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 21,365,821 $ — $ (14,673,383)
(a)
$ — $ — $ 6,692,438 6,692,438 $ 590,348 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 8,141,813 — (3,650,381)
(a)
4,111 (941) 4,494,602 4,492,805 30,989
(b)
—
iShares MSCI India ETF
(c)
... 2,777,296 502,980 (3,218,243) (339,701) 277,668 — — — —
iShares Russell 1000 Value
ETF ................ — 8,730,480 — — 393,303 9,123,783 55,212 184,305 —
$ (335,590) $ 670,030 $ 20,310,823 $ 805,642 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 89 03/15/24 $ 4,472 $ (19,774)
MSCI EAFE E-Mini Index ..................................................... 5 03/15/24 563 17,869
MSCI Emerging Markets E-Mini Index ............................................ 5 03/15/24 258 10,983
S&P 500 E-Mini Index ....................................................... 6 03/15/24 1,446 48,000
U.S. Treasury 10-Year Note ................................................... 36 03/19/24 4,064 131,715
U.S. Treasury Long Bond ..................................................... 43 03/19/24 5,372 389,440
U.S. Treasury 2-Year Note .................................................... 120 03/28/24 24,710 165,937
744,170
Short Contracts
S&P/TSX 60 Index ......................................................... 2 03/14/24 384 (12,865)
MSCI EAFE E-Mini Index ..................................................... 38 03/15/24 4,280 (174,640)
MSCI Emerging Markets E-Mini Index ............................................ 40 03/15/24 2,067 (105,371)
S&P 500 E-Mini Index ....................................................... 34 03/15/24 8,194 (298,182)
U.S. Treasury 10-Year Note ................................................... 137 03/19/24 15,466 (316,674)
U.S. Treasury 10-Year Ultra Note ............................................... 41 03/19/24 4,839 (176,247)
U.S. Treasury Long Bond ..................................................... 75 03/19/24 9,370 (681,500)
U.S. Treasury Ultra Bond ..................................................... 56 03/19/24 7,481 (480,176)
U.S. Treasury 5-Year Note .................................................... 101 03/28/24 10,986 (214,480)
(2,460,135)
$ (1,715,965)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 6,552,354 USD 4,416,778 BNP Paribas SA 03/20/24 $ 58,771
AUD 6,616,796 USD 4,429,463 Canadian Imperial Bank of Commerce 03/20/24 90,104
CAD 5,860,654 USD 4,345,736 BNP Paribas SA 03/20/24 81,920
EUR 7,594,727 USD 8,304,758 Citibank NA 03/20/24 105,572
336,367
USD 123,558 EUR 113,000 Deutsche Bank AG 03/20/24 (1,577)
USD 126,049 GBP 99,100 Deutsche Bank AG 03/20/24 (317)
USD 1,170,275 JPY 168,903,000 BNP Paribas SA 03/21/24 (42,434)
(44,328)
$ 292,039
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 % Quarterly 12/20/28 USD 23,400 $ (460,393) $ (320,989) $ (139,404)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 B+ USD 5,569 $ 332,575 $ 219,179 $ 113,396
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.02% ......... Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/24 USD 23,768 $ 2,931,371 $ — $ 2,931,371
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 219,179 $ (320,989) $ 113,396 $ (139,404)
OTC Swaps ................................................................... — — 2,931,371 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 76,852 $ — $ 687,092 $ — $ 763,944
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 336,367 — — 336,367
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 113,396 — — — — 113,396
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 2,931,371 — — — 2,931,371
$ — $ 113,396 $ 3,008,223 $ 336,367 $ 687,092 $ — $ 4,145,078

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 610,832 $ — $ 1,869,077 $ — $ 2,479,909
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 44,328 — — 44,328
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 139,404 — — — — 139,404
$ — $ 139,404 $ 610,832 $ 44,328 $ 1,869,077 $ — $ 2,663,641
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (213,675) $ — $ 2,414,235 $ — $ 2,200,560
Forward foreign currency exchange contracts .... — — — 236,592 — — 236,592
Swaps .............................. — (718,293) 2,875,148 — — — 2,156,855
$ — $ (718,293) $ 2,661,473 $ 236,592 $ 2,414,235 $ — $ 4,594,007
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (387,832) $ — $ (1,233,637) $ — $ (1,621,469)
Forward foreign currency exchange contracts .... — — — 320,197 — — 320,197
Swaps .............................. — 220,919 900,583 — — — 1,121,502
$ — $ 220,919 $ 512,751 $ 320,197 $ (1,233,637) $ — $ (179,770)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 27,122,510
Average notional value of contracts — short ................................................................................. $ 53,357,532
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,449,082
Average amounts sold — in USD ........................................................................................ $ 15,822,970
Credit default swaps
Average notional value — buy protection ................................................................................... $ 17,325,000
Average notional value — sell protection ................................................................................... $ 1,392,188
Total return swaps
Average notional value ............................................................................................... $ 23,893,540
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 84,031 $ 18,899
Forward foreign currency exchange contracts ................................................................. 336,367 44,328
Swaps — centrally cleared .............................................................................. 5,367 —
Swaps — OTC
(a)
..................................................................................... 2,931,371 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,357,136 $ 63,227
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(89,398) (18,899)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,267,738 $ 44,328
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
BNP Paribas SA ................................. $ 3,072,062 $ (42,434) $ — $ (2,730,000) $ 299,628
Canadian Imperial Bank of Commerce .................. 90,104 — — — 90,104
Citibank NA .................................... 105,572 — — — 105,572
$ 3,267,738 $ (42,434) $ — $ (2,730,000) $ 495,304
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
BNP Paribas SA ................................. $ 42,434 $ (42,434) $ — $ — $ —
Deutsche Bank AG ............................... 1,894 — — — 1,894
$ 44,328 $ (42,434) $ — $ — $ 1,894
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 796,254 $ — $ 796,254
Common Stocks
Aerospace & Defense .................................... 2,015,301 638,821 — 2,654,122
Air Freight & Logistics .................................... — 683,901 — 683,901
Automobile Components .................................. 218,470 189,651 — 408,121
Automobiles .......................................... 4,122,164 3,426,912 — 7,549,076
Banks ............................................... 7,197,994 11,234,416 — 18,432,410
Beverages ........................................... 5,240,517 1,248,086 — 6,488,603
Biotechnology ......................................... 3,580,793 681,492 — 4,262,285
Broadline Retail ........................................ 8,397,847 1,342,589 — 9,740,436
Building Products ....................................... 26,681 — — 26,681
Capital Markets ........................................ 4,996,318 1,335,112 — 6,331,430
Chemicals ............................................ 701,490 2,090,546 — 2,792,036
Commercial Services & Supplies ............................. 596,942 — — 596,942
Communications Equipment ................................ 42,714 438,884 — 481,598
Construction & Engineering ................................ 2,949,981 556,089 — 3,506,070
Construction Materials .................................... — 40,368 — 40,368
Consumer Finance ...................................... 3,116,496 26,349 — 3,142,845
Consumer Staples Distribution & Retail ........................ 2,433,682 652,171 — 3,085,853
Containers & Packaging .................................. 108,167 — — 108,167
Diversified Consumer Services .............................. — 144,375 — 144,375
Diversified Telecommunication Services ........................ — 684,788 — 684,788
Electric Utilities ........................................ 82,303 3,515,574 — 3,597,877
Electrical Equipment ..................................... 7,762 2,631,218 — 2,638,980

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Electronic Equipment, Instruments & Components ................. $ 1,466,612 $ 1,102,320 $ — $ 2,568,932
Entertainment ......................................... 1,346,845 837,273 — 2,184,118
Financial Services ...................................... 6,797,139 490,166 — 7,287,305
Food Products ......................................... 1,810,818 3,239,625 — 5,050,443
Gas Utilities ........................................... 424,079 35,514 — 459,593
Ground Transportation ................................... 32,379 152,182 — 184,561
Health Care Equipment & Supplies ........................... 3,644,738 173,231 — 3,817,969
Health Care Providers & Services ............................ 3,694,168 12,200 — 3,706,368
Health Care Technology .................................. 18,867 8,251 — 27,118
Hotels, Restaurants & Leisure .............................. 4,492,687 1,852,035 — 6,344,722
Household Durables ..................................... 271,193 1,042,141 — 1,313,334
Household Products ..................................... 1,019,252 — — 1,019,252
Independent Power and Renewable Electricity Producers ............ 155,859 — — 155,859
Industrial Conglomerates .................................. 6,218,670 3,141,297 — 9,359,967
Industrial REITs ........................................ 602,783 525,549 — 1,128,332
Insurance ............................................ 4,320,374 2,803,033 — 7,123,407
Interactive Media & Services ............................... 8,786,335 2,920,449 — 11,706,784
IT Services ........................................... 3,445,403 79,120 — 3,524,523
Leisure Products ....................................... — 302,957 — 302,957
Life Sciences Tools & Services .............................. 2,375,999 81,910 — 2,457,909
Machinery ............................................ 1,798,833 1,039,842 — 2,838,675
Marine Transportation .................................... — 1,559,694 — 1,559,694
Media ............................................... 602,059 — — 602,059
Metals & Mining ........................................ 2,194,555 3,046,999 — 5,241,554
Multi-Utilities .......................................... — 893,693 — 893,693
Oil, Gas & Consumable Fuels ............................... 10,080,639 964,913 — 11,045,552
Paper & Forest Products .................................. 43,374 — — 43,374
Passenger Airlines ...................................... 168,771 475,200 — 643,971
Personal Care Products .................................. — 577,277 — 577,277
Pharmaceuticals ....................................... 8,242,546 6,530,477 — 14,773,023
Professional Services .................................... 1,071,688 1,913,109 — 2,984,797
Real Estate Management & Development ....................... 647,774 2,342,634 — 2,990,408
Residential REITs ....................................... 358,536 — — 358,536
Retail REITs .......................................... 6,911 33,416 — 40,327
Semiconductors & Semiconductor Equipment .................... 13,416,749 3,370,223 — 16,786,972
Software ............................................. 19,260,760 2,492,566 — 21,753,326
Specialized REITs ...................................... 1,314,266 — — 1,314,266
Specialty Retail ........................................ 3,612,260 1,191,316 — 4,803,576
Technology Hardware, Storage & Peripherals .................... 16,544,774 13,299 — 16,558,073
Textiles, Apparel & Luxury Goods ............................ 1,765,283 1,696,206 — 3,461,489
Trading Companies & Distributors ............................ — 37,198 — 37,198
Transportation Infrastructure ............................... 76,750 198,498 — 275,248
Water Utilities ......................................... — 519,146 — 519,146
Wireless Telecommunication Services ......................... 150,508 578,757 — 729,265
Corporate Bonds
Aerospace & Defense .................................... — 75,129 — 75,129
Air Freight & Logistics .................................... — 62,483 — 62,483
Automobile Components .................................. — 223,381 — 223,381
Automobiles .......................................... — 264,234 — 264,234
Banks ............................................... — 16,734,380 1,000 16,735,380
Beverages ........................................... — 3,837,282 — 3,837,282
Biotechnology ......................................... — 1,880,753 — 1,880,753
Broadline Retail ........................................ — 82,554 — 82,554
Building Products ....................................... — 2,885,232 — 2,885,232
Capital Markets ........................................ — 6,696,815 — 6,696,815
Chemicals ............................................ — 325,271 — 325,271
Commercial Services & Supplies ............................. — 203,224 — 203,224
Communications Equipment ................................ — 1,054,276 — 1,054,276
Construction & Engineering ................................ — 1,065,342 — 1,065,342
Construction Materials .................................... — 83,309 — 83,309
Consumer Finance ...................................... — 1,218,820 — 1,218,820
Containers & Packaging .................................. — 79,783 — 79,783
Diversified REITs ....................................... — 969,008 — 969,008
Diversified Telecommunication Services ........................ — 782,385 — 782,385
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 2,907,943 $ — $ 2,907,943
Electronic Equipment, Instruments & Components ................. — 1,215,390 — 1,215,390
Energy Equipment & Services .............................. — 441,190 — 441,190
Entertainment ......................................... — 101,808 — 101,808
Financial Services ...................................... — 1,498,814 — 1,498,814
Food Products ......................................... — 1,901,952 — 1,901,952
Gas Utilities ........................................... — 244,329 — 244,329
Ground Transportation ................................... — 1,253,878 — 1,253,878
Health Care Equipment & Supplies ........................... — 1,309,049 — 1,309,049
Health Care Providers & Services ............................ — 5,989,290 — 5,989,290
Health Care REITs ...................................... — 294,588 — 294,588
Health Care Technology .................................. — 840,947 — 840,947
Hotels, Restaurants & Leisure .............................. — 719,668 — 719,668
Household Durables ..................................... — 1,093,993 — 1,093,993
Industrial Conglomerates .................................. — 957,108 — 957,108
Insurance ............................................ — 1,949,387 — 1,949,387
IT Services ........................................... — 1,245,031 — 1,245,031
Life Sciences Tools & Services .............................. — 16,700 — 16,700
Machinery ............................................ — 564,545 — 564,545
Media ............................................... — 573,250 — 573,250
Metals & Mining ........................................ — 1,337,894 — 1,337,894
Oil, Gas & Consumable Fuels ............................... — 2,269,497 — 2,269,497
Passenger Airlines ...................................... — 165,256 — 165,256
Pharmaceuticals ....................................... — 2,313,165 — 2,313,165
Professional Services .................................... — 1,362,020 — 1,362,020
Real Estate Management & Development ....................... — 797,571 — 797,571
Semiconductors & Semiconductor Equipment .................... — 5,160,843 — 5,160,843
Software ............................................. — 5,272,067 — 5,272,067
Specialized REITs ...................................... — 1,940,925 — 1,940,925
Specialty Retail ........................................ — 1,535,635 — 1,535,635
Technology Hardware, Storage & Peripherals .................... — 488,131 — 488,131
Textiles, Apparel & Luxury Goods ............................ — 210,096 — 210,096
Trading Companies & Distributors ............................ — 31,253 — 31,253
Transportation Infrastructure ............................... — 257,898 — 257,898
Wireless Telecommunication Services ......................... — 103,100 — 103,100
Investment Companies .................................... 9,123,783 — — 9,123,783
Non-Agency Mortgage-Backed Securities ........................ — 662,045 — 662,045
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 1,161,429 — 1,161,429
Rights ................................................ 163 — — 163
U.S. Government Sponsored Agency Securities .................... — 35,742,990 — 35,742,990
U.S. Treasury Obligations ................................... — 49,206,664 — 49,206,664
Short-Term Securities
Money Market Funds ...................................... 6,692,438 — — 6,692,438
U.S. Treasury Obligations ................................... — 496,414 — 496,414
$ 193,933,242 $ 254,788,726 $ 1,000 $ 448,722,968
Investments valued at NAV
(a)
...................................... 4,494,602
$ 453,217,570
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 113,396 $ — $ 113,396
Equity contracts ........................................... 76,852 2,931,371 — 3,008,223
Foreign currency exchange contracts ............................ — 336,367 — 336,367
Interest rate contracts ....................................... 687,092 — — 687,092
Liabilities
Credit contracts ........................................... — (139,404) — (139,404)
Equity contracts ........................................... (591,058) (19,774) — (610,832)
Foreign currency exchange contracts ............................ — (44,328) — (44,328)
Interest rate contracts ....................................... (1,869,077) — — (1,869,077)
$ (1,696,191) $ 3,177,628 $ — $ 1,481,437
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

See notes to financial statements.
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 186,573,843 $ 212,837,161 $ 136,292,164 $ 70,316,382
Investments, at value — affiliated
(d)
............................................ 4,965,096 13,893,662 17,054,377 —
Cash   ............................................................... 20,685 653 83,737 6,045,815
Cash held for investments sold short ........................................... — — 585,155 —
Cash pledged:
Collateral — exchange-traded options written .................................... — — 60,000 —
Futures contracts ...................................................... 96,000 — 1,013,000 —
Centrally cleared swaps .................................................. — — 991,000 —
Foreign currency, at value
(e)
................................................. — — 483,895 —
Repurchase agreements, at value
(f)
............................................ — — — 39,250,000
Receivables: – – – –
Investments sold ...................................................... 1,958,866 — 737,402 —
Options written ........................................................ — — 789 —
Securities lending income — affiliated ........................................ 1,581 2,328 1,027 —
TBA sale commitments .................................................. — — 1,428,615 —
Capital shares sold ..................................................... — — 446 7,552
Dividends — unaffiliated ................................................. 182,461 9,256 95,209 —
Dividends — affiliated ................................................... 7,361 1,290 45,369 —
Interest — unaffiliated ................................................... — — 443,558 269,600
From the Manager ..................................................... — — 129 —
Variation margin on futures contracts ......................................... — — 80,948 —
Swap premiums paid ..................................................... — — 11,909 —
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 291,855 —
OTC swaps .......................................................... — — 98,350 —
Unfunded floating rate loan interests ......................................... — — 22 —
Prepaid expenses ....................................................... 1,106 1,183 1,046 1,185
Other assets ........................................................... — — — 15,581
Total assets ...........................................................
193,806,999 226,745,533 159,800,002 115,906,115
LIABILITIES
Investments sold short, at value
(g)
............................................. — — 282,693 —
Collateral on securities loaned ............................................... 3,442,363 13,577,057 3,263,208 —
Options written, at value
(h)
.................................................. — — 255,432 —
TBA sale commitments, at value
(i)
............................................. — — 1,431,106 —
Payables: – – – –
Investments purchased .................................................. 1,653,856 — 5,694,164 243,989
Swaps   ............................................................ — — 402,388 —
Accounting services fees ................................................. 18,065 18,345 57,681 12,417
Capital shares redeemed ................................................. 3,308 3,760 1,891 39,755
Custodian fees ........................................................ 15,981 4,668 106,807 1,803
Deferred foreign capital gain tax ............................................ — — 1,891 —
Interest expense ...................................................... — — 15,999 —
Investment advisory fees ................................................. 58,607 67,359 7,095 33,732
Directors' and Officer's fees ............................................... 685 663 669 414
Professional fees ...................................................... 39,808 42,975 69,607 39,784
Registration fees ...................................................... 17 17 17 2,933
Transfer agent fees .................................................... 63,721 76,334 78,148 21,168
Other accrued expenses ................................................. 11,431 6,921 38,408 7,897
Variation margin on futures contracts ......................................... 5,003 — 142,304 —
Variation margin on centrally cleared swaps .................................... — — 31,288 —
Swap premiums received .................................................. — — 57 —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 133,640 —
OTC swaps .......................................................... — — 246,464 —
Total liabilities ..........................................................
5,312,845 13,798,099 12,260,957 403,892
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 188,494,154 $ 212,947,434 $ 147,539,045 $ 115,502,223
See notes to financial statements.

Statements of Assets and Liabilities
(continued)
December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 157,121,840 $ 132,774,738 $ 140,633,410 $ 115,497,740
Accumulated earnings .................................................... 31,372,314 80,172,696 6,905,635 4,48 3
NET ASSETS ..........................................................
$ 188,494,154 $ 212,947,434 $ 147,539,045 $ 115,502,223
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ....................................... $ 157,046,556 $ 134,270,423 $ 129,350,566 $ 70,316,382
(c)
  Securities loaned, at value ............................................ $ 3,351,340 $ 13,288,070 $ 3,176,581 $ —
(d)
  Investments, at cost — affiliated ......................................... $ 4,965,031 $ 13,893,976 $ 17,011,231 $ —
(e)
  Foreign currency, at cost ............................................. $ — $ — $ 482,478 $ —
(f)
  Repurchase agreements, at cost ........................................ $ — $ — $ — $ 39,250,000
(g)
  Proceeds received from short sales ...................................... $ — $ — $ 236,761 $ —
(h)
  Premiums received ................................................. $ — $ — $ 271,363 $ —
(i)
  Proceeds received from TBA sale commitments ............................... $ — $ — $ 1,428,615 $ —

Statements of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSET VALUE
Net assets .........................................................
$ 188,494,154 $ 212,947,434 $ 147,539,045 $ 115,502,223
Shares outstanding ..................................................
7,403,385 4,547,828 9,759,596 115,497,746
Net asset value .....................................................
$ 25.46 $ 46.82 $ 15.12 $ 1.00
Shares authorized ...................................................
100 million 100 million 100 million 2.0 billion
Par value .........................................................
$ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(continued)
December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 20,785,463 $ 432,906,747
Investments, at value — affiliated
(c)
........................................................................... 700,040 20,310,823
Cash   .............................................................................................. 5,469 —
Cash pledged:
Futures contracts ..................................................................................... 6,000 2,113,000
Centrally cleared swaps ................................................................................. 17,000 245,000
Foreign currency, at value
(d)
................................................................................ 1,496 482,996
Receivables: – –
Securities lending income — affiliated ....................................................................... — 1,595
Capital shares sold .................................................................................... 30,665 —
Dividends — unaffiliated ................................................................................ — 416,554
Dividends — affiliated .................................................................................. 1,304 43,453
Interest — unaffiliated .................................................................................. 357,939 1,463,477
From the Manager .................................................................................... 25,597 —
Due from broker ...................................................................................... — 520,000
Variation margin on futures contracts ........................................................................ 617 84,031
Variation margin on centrally cleared swaps ................................................................... — 5,367
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 5,758 336,367
OTC swaps ......................................................................................... — 2,931,371
Prepaid expenses ...................................................................................... 410 2,887
Total assets ..........................................................................................
21,937,758 461,863,668
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 2,730,000
Collateral on securities loaned .............................................................................. — 4,501,471
Options written, at value
(e)
................................................................................. 583 —
Payables: – –
Investments purchased ................................................................................. 40,669 9,690,389
Accounting services fees ................................................................................ 15,591 22,223
Proxy fees .......................................................................................... 4,812 —
Capital shares redeemed ................................................................................ 175 30,415
Custodian fees ....................................................................................... 4,471 59,737
Deferred foreign capital gain tax ........................................................................... — 21,608
Income dividend distributions ............................................................................. 108,105 —
Investment advisory fees ................................................................................ — 137,904
Directors' and Officer's fees .............................................................................. 370 1,349
Professional fees ..................................................................................... 44,537 100,671
Registration fees ..................................................................................... 17 17
Transfer agent fees ................................................................................... 9,684 160,786
Other accrued expenses ................................................................................ 2,222 10,226
Variation margin on futures contracts ........................................................................ 5 18,899
Variation margin on centrally cleared swaps ................................................................... 285 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 44,328
Total liabilities .........................................................................................
231,526 17,530,023
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 21,706,232 $ 444,333,645

Statements of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 25,068,585 $ 421,139,665
Accumulated earnings (loss) ............................................................................... (3,362,353) 23,193,980
NET ASSETS .........................................................................................
$ 21,706,232 $ 444,333,645
(a)
  Investments, at cost — unaffiliated ................................................................... $ 20,915,930 $ 413,486,407
(b)
  Securities loaned, at value ........................................................................ $ — $ 4,387,602
(c)
  Investments, at cost — affiliated ..................................................................... $ 679,587 $ 19,917,746
(d)
  Foreign currency, at cost ......................................................................... $ 1,470 $ 479,668
(e)
  Premiums received ............................................................................. $ 1,180 $ —

Statements of Assets and Liabilities
(continued)
December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSET VALUE
Net assets .........................................................................................
$ 21,706,232 $ 444,333,645
Shares outstanding ..................................................................................
4,333,741 28,650,909
Net asset value .....................................................................................
$ 5.01 $ 15.51
Shares authorized ...................................................................................
100 million 300 million
Par value .........................................................................................
$ 0.0001 $ 0.10

Statements of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 2,565,876 $ 1,312,773 $ 1,675,179 $ —
Dividends — affiliated ................................................... 77,995 13,532 518,088 —
Interest — unaffiliated ................................................... 4,662 62 2,505,439 5,470,663
Securities lending income — affiliated — net ................................... 32,446 14,773 15,798 —
Foreign taxes withheld .................................................. (542) (29,198) (104,352) —
Foreign withholding tax claims ............................................. — — 1,036 —
Total investment income ...................................................
2,680,437 1,311,942 4,611,188 5,470,663
EXPENSES
Investment advisory .................................................... 671,183 714,773 549,734 409,438
Transfer agent ........................................................ 232,228 252,102 227,838 170,058
Professional ......................................................... 66,971 66,757 114,366 69,980
Accounting services .................................................... 53,994 54,435 151,333 37,237
Custodian ........................................................... 39,199 10,878 237,557 9,974
Printing and postage ................................................... 32,617 19,304 18,908 18,298
Directors and Officer ................................................... 7,820 7,813 7,529 7,256
Registration ......................................................... 727 727 727 628
Pricing ............................................................. — 58 86,074 —
Miscellaneous ........................................................ 5,126 4,655 58,974 5,663
Total expenses excluding dividend expense and interest expense .......................
1,109,865 1,131,502 1,453,040 728,532
Dividend expense — unaffiliated ............................................ — — 2,533 —
Interest expense ...................................................... — 225 — —
Total expenses .........................................................
1,109,865 1,131,727 1,455,573 728,532
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (10,246) (200) (408,018) (26,259)
Transfer agent fees reimbursed by the Manager ................................. (219,003) (172,069) (222,838) (165,057)
Total expenses after fees waived and/or reimbursed ................................
880,616 959,458 824,717 537,216
Net investment income ....................................................
1,799,821 352,484 3,786,471 4,933,447
REALIZED AND UNREALIZED GAIN (LOSS) $ 38,199,945 $ 73,737,281 $ 14,143,662 $ 324
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................ $ 5,830,692 $ 6,798,490 $ 3,474,078 $ 324
Investments — affiliated ............................................... 2,230 861 (22,262) —
Forward foreign currency exchange contracts ................................. — — (501,874) —
Foreign currency transactions ........................................... — (1,572) 5,559 —
Futures contracts .................................................... 214,054 — 168,699 —
Options written ..................................................... — — 1,553,488 —
Short sales — unaffiliated .............................................. — — 16,695 —
Swaps   .......................................................... — — (1,428,682) —
6,046,976 6,797,779 3,265,701 324
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
............................................ 32,075,048 66,939,723 9,340,469 —
Investments — affiliated ............................................... (43) (495) 144,741 —
Forward foreign currency exchange contracts ................................. — — 664,970 —
Foreign currency translations ............................................ — 274 5,296 —
Futures contracts .................................................... 77,964 — (270,292) —
Options written ..................................................... — — 577,204 —
Short sales — unaffiliated .............................................. — — (29,946) —
Swaps   .......................................................... — — 445,496 —
Unfunded floating rate loan interests ....................................... — — 22 —
32,152,969 66,939,502 10,877,960 —
Net realized and unrealized gain .............................................
38,199,945 73,737,281 14,143,661 324
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 39,999,766 $ 74,089,765 $ 17,930,132 $ 4,933,771
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................. $ — $ — $ (986) $ —
(c)
Net of reduction in deferred foreign capital gain tax of .............................. $ — $ — $ 2,782 $ —
See notes to financial statements.

Statements of Operations
(continued)
Year Ended December 31, 2023

Financial Statements
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 77 $ 5,595,833
Dividends — affiliated .................................................................................. 25,572 774,653
Interest — unaffiliated .................................................................................. 1,373,770 6,404,216
Securities lending income — affiliated — net .................................................................. — 30,989
Foreign taxes withheld ................................................................................. — (366,508)
Total investment income ..................................................................................
1,399,419 12,439,183
EXPENSES
Investment advisory ................................................................................... 78,981 1,646,572
Professional ........................................................................................ 71,701 131,211
Accounting services ................................................................................... 46,931 62,580
Printing and postage .................................................................................. 41,258 39,883
Transfer agent ....................................................................................... 32,982 590,554
Custodian .......................................................................................... 12,433 145,686
Pricing ............................................................................................ 5,302 20,663
Directors and Officer .................................................................................. 869 9,745
Registration ........................................................................................ 727 727
Miscellaneous ....................................................................................... 10,020 32,891
Total expenses excluding interest expense ......................................................................
301,204 2,680,512
Interest expense ..................................................................................... — 25,945
Total expenses ........................................................................................
301,204 2,706,457
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (164,113) (38,062)
Transfer agent fees reimbursed by the Manager ................................................................ (27,981) (483,293)
Total expenses after fees waived and/or reimbursed ...............................................................
109,110 2,185,102
Net investment income ...................................................................................
1,290,309 10,254,081
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,191,246 $ 56,179,112
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................... $ (1,010,393) $ 5,592,225
Investments — affiliated .............................................................................. — (335,590)
Forward foreign currency exchange contracts ................................................................ 15,735 236,592
Foreign currency transactions .......................................................................... (10,562) (17,676)
Futures contracts ................................................................................... (4,639) 2,200,560
Options written .................................................................................... 14,780 —
Swaps   ......................................................................................... 6,639 2,156,855
(988,440) 9,832,966
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................... 2,164,798 45,835,654
Investments — affiliated .............................................................................. 19,166 670,030
Forward foreign currency exchange contracts ................................................................ 5,758 320,197
Foreign currency translations ........................................................................... (3,783) 20,232
Futures contracts ................................................................................... (14,869) (1,621,469)
Options written .................................................................................... (980) —
Swaps   ......................................................................................... 9,596 1,121,502
2,179,686 46,346,146
Net realized and unrealized gain ............................................................................
1,191,246 56,179,112
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 2,481,555 $ 66,433,193
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (270)
(c)
Net of increase in deferred foreign capital gain tax of ............................................................. $ — $ (21,608)
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio BlackRock Capital Appreciation Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,799,821 $ 2,144,765 $ 352,484 $ 413,574
Net realized gain (loss) ............................................ 6,046,976 (894,270) 6,797,779 9,238,427
Net change in unrealized appreciation (depreciation) ........................ 32,152,969 (46,351,944) 66,939,502 (110,082,871)
Net increase (decrease) in net assets resulting from operations ...................
39,999,766 (45,101,449) 74,089,765 (100,430,870)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(4,991,092) (7,571,720) (5,361,092) (16,908,540)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(12,557,885) (13,944,593) (11,577,028) (2,946,214)
NET ASSETS
Total increase (decrease) in net assets ................................... 22,450,789 (66,617,762) 57,151,645 (120,285,624)
Beginning of year ..................................................
166,043,365 232,661,127 155,795,789 276,081,413
End of year ......................................................
$ 188,494,154 $ 166,043,365 $ 212,947,434 $ 155,795,789
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Global Allocation Portfolio
(a)
BlackRock Government Money Market Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,786,471 $ 2,650,525 $ 4,933,447 $ 1,186,997
Net realized gain ................................................ 3,265,701 602,794 324 1,505
Net change in unrealized appreciation (depreciation) ........................ 10,877,960 (32,819,594) — —
Net increase (decrease) in net assets resulting from operations ...................
17,930,132 (29,566,275) 4,933,771 1,188,502
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain: ......................... (4,183,933) (4,558,257) (4,931,339) (1,186,997)
Return of capital: ................................................ — (246,211) — —
Decrease in net assets resulting from distributions to shareholders .................
(4,183,933) (4,804,468) (4,931,339) (1,186,997)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(10,869,028) (13,467,077) 21,403,982 (9,691,484)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,877,171 (47,837,820) 21,406,414 (9,689,979)
Beginning of year ..................................................
144,661,874 192,499,694 94,095,809 103,785,788
End of year ......................................................
$ 147,539,045 $ 144,661,874 $ 115,502,223 $ 94,095,809
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock High Yield Portfolio BlackRock Sustainable Balanced Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,290,309 $ 1,131,816 $ 10,254,081 $ 8,212,988
Net realized gain (loss) ............................................ (988,440) (803,484) 9,832,966 (6,671,445)
Net change in unrealized appreciation (depreciation) ........................ 2,179,686 (3,061,454) 46,346,146 (86,683,599)
Net increase (decrease) in net assets resulting from operations ...................
2,481,555 (2,733,122) 66,433,193 (85,142,056)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain: ......................... (1,311,289) (1,119,738) (14,721,517) (8,697,965)
Return of capital: ................................................ — (41,567) — —
Decrease in net assets resulting from distributions to shareholders .................
(1,311,289) (1,161,305) (14,721,517) (8,697,965)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
726,041 (1,147,111) (29,900,777) (35,720,713)
NET ASSETS
Total increase (decrease) in net assets ................................... 1,896,307 (5,041,538) 21,810,899 (129,560,734)
Beginning of year ..................................................
19,809,925 24,851,463 422,522,746 552,083,480
End of year ......................................................
$ 21,706,232 $ 19,809,925 $ 444,333,645 $ 422,522,746
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Large Cap Core Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .................................
$ 20.86  $ 27.24  $ 26.14  $ 23.90  $ 19.76
Net investment income
(a)
........................................
0.24  0.26  0.25  0.28  0.35
Net realized and unrealized gain (loss) ...............................
5.05  (5.69) 6.98  4.43  5.38
Net increase (decrease) from investment operations ....................... 5.29  (5.43) 7.23  4.71  5.73
Distributions
(b)
– – – – –
From net investment income .....................................
(0.24) (0.27) (0.25) (0.34) (0.34)
From net realized gain ..........................................
(0.45) (0.68) (5.88) (2.13) (1.25)
Total distributions .............................................. (0.69) (0.95) (6.13) (2.47) (1.59)
Net asset value, end of year ...................................... $ 25.46  $ 20.86  $ 27.24  $ 26.14  $ 23.90
Total Return
(c)
— — — — —
Based on net asset value ......................................... 25.41% (19.89)% 28.43% 19.99% 29.09%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.63% 0.60% 0.57% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed .......................
0.50% 0.50% 0.47% 0.49% 0.50%
Net investment income ...........................................
1.02% 1.14% 0.85% 1.18% 1.52%
Supplemental Data
Net assets, end of year (000) ....................................... $ 188,494  $ 166,043  $ 232,661  $ 196,166  $ 188,907
Portfolio turnover rate ............................................ 113% 117% 116% 124% 131%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .................................
$ 32.11  $ 57.19  $ 56.30  $ 43.39  $ 36.63
Net investment income (loss)
(a)
....................................
0.08  0.09  (0.01) (0.00)
(b)
0.06
Net realized and unrealized gain (loss) ...............................
15.83  (21.45) 11.61  17.32  11.86
Net increase (decrease) from investment operations ....................... 15.91  (21.36) 11.60  17.32  11.92
Distributions
(c)
– – – – –
From net investment income .....................................
(0.04) (0.09) (0.02) (0.01) (0.05)
From net realized gain ..........................................
(1.16) (3.63) (10.69) (4.40) (5.11)
Total distributions .............................................. (1.20) (3.72) (10.71) (4.41) (5.16)
Net asset value, end of year ...................................... $ 46.82  $ 32.11  $ 57.19  $ 56.30  $ 43.39
Total Return
(d)
— — — — —
Based on net asset value ......................................... 49.60% (37.59)% 21.22% 40.16% 32.79%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.60% 0.59% 0.57% 0.59% 0.58%
Total expenses after fees waived and/or reimbursed .......................
0.51% 0.50% 0.47% 0.49% 0.48%
Net investment income (loss) .......................................
0.19% 0.21% (0.02)% (0.01)% 0.13%
Supplemental Data
Net assets, end of year (000) ....................................... $ 212,947  $ 155,796  $ 276,081  $ 247,240  $ 195,938
Portfolio turnover rate ............................................ 22% 63% 41% 38% 42%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Global Allocation Portfolio
(a)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ................................
$ 13.74  $ 16.85  $ 17.96  $ 16.03  $ 14.20
Net investment income
(b)
.......................................
0.38  0.24  0.25  0.18  0.27
Net realized and unrealized gain (loss) ..............................
1.44  (2.89) 0.97  3.15  2.28
Net increase (decrease) from investment operations ...................... 1.82  (2.65) 1.22  3.33  2.55
Distributions
(c)
– – – – –
From net investment income ....................................
(0.36) —  (0.22) (0.26) (0.24)
From net realized gain .........................................
(0.08) (0.44) (2.11) (1.14) (0.48)
Return of capital ............................................. —  (0.02) —  —  —
Total distributions ............................................. (0.44) (0.46) (2.33) (1.40) (0.72)
Net asset value, end of year ..................................... $ 15.12  $ 13.74  $ 16.85  $ 17.96  $ 16.03
Total Return
(d)
— — — — —
Based on net asset value ........................................ 13.25% (15.73)% 6.79% 20.95% 18.05%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
1.01% 1.02% 0.87% 0.83% 0.79%
Total expenses after fees waived and/or reimbursed ......................
0.57% 0.57% 0.58% 0.58% 0.57%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ................
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ..........................................
2.63% 1.65% 1.34% 1.08% 1.72%
Supplemental Data
Net assets, end of year (000) ...................................... $ 147,528  $ 144,662  $ 192,500  $ 200,541  $ 185,582
Portfolio turnover rate
(f)
.......................................... 211%
(g)
114% 134% 159% 207%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
152% 105% 123% 158% 207%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0459  0.0121  0.0000
(a)
0.0026  0.0177
Net realized and unrealized gain (loss) ...............................
(0.0003)
(b)
0.0003  0.0001  0.0000
(a)
0.0000
(a)
Net increase from investment operations ............................... 0.0456  0.0124  0.0001  0.0026  0.0177
Distributions
(c)
– – – – –
From net investment income .....................................
(0.0456) (0.0124) (0.0001) (0.0026) (0.0177)
From net realized gain ..........................................
—  (0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions .............................................. (0.0456) (0.0124) (0.0001) (0.0026) (0.0177)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ......................................... 4.65% 1.26% 0.01% 0.26% 1.78%
Ratios to Average Net Assets
Total expenses ................................................
0.68% 0.51% 0.50% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed .......................
0.50% 0.40% 0.08% 0.33% 0.50%
Net investment income ...........................................
4.59% 1.21% 0.00%
(f)
0.28% 1.77%
Supplemental Data
Net assets, end of year (000) ....................................... $ 115,502  $ 94,096  $ 103,786  $ 108,915  $ 112,454
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ................................
$ 4.73  $ 5.59  $ 5.54  $ 5.43  $ 5.00
Net investment income
(a)
.......................................
0.30  0.26  0.27  0.29  0.31
Net realized and unrealized gain (loss) ..............................
0.28  (0.85) 0.05  0.11  0.43
Net increase (decrease) from investment operations ...................... 0.58  (0.59) 0.32  0.40  0.74
Distributions
(b)
– – – – –
From net investment income ....................................
(0.30) (0.26) (0.27) (0.29) (0.31)
Return of capital ............................................. —  (0.01) (0.00)
(c)
—  —
Total distributions ............................................. (0.30) (0.27) (0.27) (0.29) (0.31)
Net asset value, end of year ..................................... $ 5.01  $ 4.73  $ 5.59  $ 5.54  $ 5.43
Total Return
(d)
— — — — —
Based on net asset value ........................................ 12.80% (10.64)% 5.93% 7.80% 15.04%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
1.45%
(f)
1.26% 1.46% 1.27% 1.15%
Total expenses after fees waived and/or reimbursed ......................
0.53%
(f)
0.50% 0.50% 0.50% 0.50%
Net investment income ..........................................
6.23% 5.27% 4.83% 5.48% 5.76%
Supplemental Data
Net assets, end of year (000) ...................................... $ 21,706  $ 19,810  $ 24,851  $ 28,919  $ 30,673
Portfolio turnover rate ........................................... 56% 55% 55% 89% 74%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 0.50% respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Balanced Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .................................
$ 13.76  $ 16.67  $ 16.79  $ 15.86  $ 13.97
Net investment income
(a)
........................................
0.35  0.26  0.19  0.25  0.33
Net realized and unrealized gain (loss) ...............................
1.93  (2.89) 2.59  2.23  2.75
Net increase (decrease) from investment operations ....................... 2.28  (2.63) 2.78  2.48  3.08
Distributions
(b)
– – – – –
From net investment income .....................................
(0.26) (0.13) (0.19) (0.29) (0.33)
From net realized gain ..........................................
(0.27) (0.15) (2.71) (1.26) (0.86)
Total distributions .............................................. (0.53) (0.28) (2.90) (1.55) (1.19)
Net asset value, end of year ...................................... $ 15.51  $ 13.76  $ 16.67  $ 16.79  $ 15.86
Total Return
(c)
— — — — —
Based on net asset value ......................................... 16.56% (15.76)% 16.65% 15.75% 22.06%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.63% 0.62% 0.59% 0.61% 0.63%
Total expenses after fees waived and/or reimbursed .......................
0.51% 0.50% 0.49% 0.50% 0.52%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..
0.50% 0.48% 0.48% 0.48% 0.49%
Net investment income ...........................................
2.37% 1.78% 1.08% 1.56% 2.08%
Supplemental Data
Net assets, end of year (000) ....................................... $ 444,334  $ 422,523  $ 552,083  $ 523,771  $ 500,622
Portfolio turnover rate
(e)
........................................... 121% 229% 343% 345% 320%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
97% 187% 218% 238% 228%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of 1 portfolio. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Capital Appreciation, Global Allocation, Government Money Market and Sustainable Balanced, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
High Yield, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
Government Money Market operates  as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation include the accounts of BlackRock Cayman Global Allocation Portfolio
I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Global Allocation and primarily invests in commodity-related instruments and other derivatives. The
Cayman Subsidiary enables Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $4,896,152 , which is 3.3%  of Global
Allocation's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Global Allocation, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates") . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock Sustainable Balanced Portfolio ....................... Series Fund Sustainable Balanced Diversified

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  For Government Money Market and High Yield, distributions from net investment income are declared daily and paid monthly. For Advantage Large Cap
Core, Capital Appreciation, Global Allocation and Sustainable Balanced, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the directors who are not
“interested persons” of High Yield, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Global Allocation has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Global Allocation may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market’s) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Boards of Directors of the Companies (each a "Board" and together the "Boards") have approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market’s) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round

Notes to Financial Statements
(continued)

Notes to Financial Statements
lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of

Notes to Financial Statements
(continued)

Notes to Financial Statements
an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender,

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Global Allocation had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2023 , Global Allocation had outstanding commitments of $220,287. These commitments are not included in the net assets of Global Allocation as of December 31, 2023 .
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result,
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation Helios Service Partners LLC, Term Loan ................. $ 16,983 $ 16,856 $ 16,878 $ 22
$ 22

Notes to Financial Statements
(continued)

Notes to Financial Statements
one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Advantage Large Cap Core
BofA Securities, Inc. ........................... $ 1,674,311 $ (1,674,311) $ — $ —
Goldman Sachs & Co. LLC ...................... 353,122 (353,122) — —
Morgan Stanley .............................. 145,552 (145,552) — —
National Financial Services LLC ................... 122,774 (122,774) — —
State Street Bank & Trust Co. .................... 613,806 (613,806) — —
Toronto-Dominion Bank ........................ 441,775 (441,775) — —
$ 3,351,340 $ (3,351,340) $ — $ —
Capital Appreciation
BofA Securities, Inc. ........................... 8,639,715 (8,639,715) — —
Citigroup Global Markets, Inc. .................... 3,321,430 (3,321,430) — —
J.P. Morgan Securities LLC ...................... 1,326,925 (1,326,925) — —
$ 13,288,070 $ (13,288,070) $ — $ —
Global Allocation
BofA Securities, Inc. ........................... 346,266 (346,266) — —
Citigroup Global Markets, Inc. .................... 35,673 (35,673) — —
Goldman Sachs & Co. LLC ...................... 879,104 (879,104) — —
J.P. Morgan Securities LLC ...................... 824,186 (824,186) — —
Jefferies LLC ............................... 24,781 (24,781) — —
Morgan Stanley .............................. 919,022 (919,022) — —
State Street Bank & Trust Co. .................... 91,374 (91,374) — —
Toronto-Dominion Bank ........................ 56,175 (56,175) — —
$ 3,176,581 $ (3,176,581) $ — $ —
Sustainable Balanced
BofA Securities, Inc. ........................... 674,000 (674,000) — —
Citigroup Global Markets, Inc. .................... 1,822,111 (1,822,111) — —
Goldman Sachs & Co. LLC ...................... 1,567,503 (1,567,503) — —
Morgan Stanley .............................. 323,988 (323,988) — —
$ 4,387,602 $ (4,387,602) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting

Notes to Financial Statements
(continued)

Notes to Financial Statements
terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the six combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the six combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the six combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the net assets, which includes the assets of the Cayman Subsidiary.
With respect to High Yield, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of High Yield for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by High Yield to the Manager.
With respect to Sustainable Balanced, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BSL”) (collectively, the
“Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Sustainable Balanced for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Sustainable Balanced to the Manager.
With respect to Global Allocation, the Manager entered into a sub-advisory agreement with BSL, an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of Global Allocation for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Distribution Fees: Each Company , on behalf of its respective Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of each Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the year ended December 31, 2023 , the Funds did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets of the Six Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................ 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds
(the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent
Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s (other than Government Money Market’s) assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a
Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by each Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2023, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name
Fees waived
and/or reimbursed by
the Manager
Advantage Large Cap Core .............................................................................................. $ 1,176
Capital Appreciation ................................................................................................... 200
Global Allocation ..................................................................................................... 6,154
High Yield .......................................................................................................... 249
Sustainable Balanced .................................................................................................. 9,213
Fund Name
Fees waived
and/or reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 6,851
High Yield .............................................................................................................. 344
Sustainable Balanced ...................................................................................................... 25,788
Fund Name
Advantage Large Cap Core ........................................................................................... 0.04%
Capital Appreciation ................................................................................................ 0.04
Global Allocation .................................................................................................. 0.04
Government Money Market ........................................................................................... 0.02
High Yield ....................................................................................................... 0.05
Sustainable Balanced ............................................................................................... 0.04
Fund Name
Transfer agent
fees reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 156,778
Capital Appreciation ....................................................................................................... 172,069
Global Allocation ......................................................................................................... 165,141
Government Money Market .................................................................................................. 145,793
High Yield .............................................................................................................. 17,619
Sustainable Balanced ...................................................................................................... 412,735
Fund Name
Advantage Large Cap Core ................................................................................................... 0.50%
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.50
High Yield ............................................................................................................... 0.50
Sustainable Balanced ....................................................................................................... 0.50

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2023, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the
Statements of Operations:
.
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended
December 31, 2023, there were no fees waived and/or reimbursed by the Manager under this agreement for Government Money Market.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Large Cap Core and Capital Appreciation retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Large Cap Core and Capital Appreciation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Allocation and Sustainable Balanced retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset or Fixed-Income
Complexes, as applicable, in a calendar year exceeds a specified threshold, Global Allocation and Sustainable Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2023, Sustainable Balanced retained 81% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70%
of the total of securities lending income plus the collateral investment expenses.
Fund Name
Fees waived
and/or reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 9,070
Global Allocation ......................................................................................................... 395,013
Government Money Market .................................................................................................. 26,259
High Yield .............................................................................................................. 163,520
Sustainable Balanced ...................................................................................................... 3,061
Fund Name
Transfer agent
fees reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 62,225
Global Allocation ......................................................................................................... 57,697
Government Money Market .................................................................................................. 19,264
High Yield .............................................................................................................. 10,362
Sustainable Balanced ...................................................................................................... 70,558

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
December 31, 2023, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Companies’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 7,349
Capital Appreciation ....................................................................................................... 3,236
Global Allocation ......................................................................................................... 3,227
Sustainable Balanced ...................................................................................................... 6,469
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 14,049,084 $ 19,853,273 $ 1,026,988
Capital Appreciation .................................................................... 812,186 — —
Sustainable Balanced ................................................................... 28,509,688 35,094,271 2,718,543
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 198,170,689 $ 213,656,530
Capital Appreciation .................................................... — — 41,312,968 57,876,853
Global Allocation ...................................................... 8,736,807 13,726,700 276,749,027 277,772,566
High Yield ........................................................... — — 12,289,527 11,181,215
Sustainable Balanced ................................................... 15,861,365 5,869,442 489,049,032 506,688,291
Fund Name Purchases Sales
Global Allocation ...................................................................................... $ 80,411,194 $ 80,366,083
Sustainable Balanced ................................................................................... 98,112,502 98,050,778

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and constructive sales, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions and the classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Global Allocation ........................................................................... $ (11) $ 11
High Yield ................................................................................ (2) 2
—
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
Advantage Large Cap Core
Ordinary income ........................................................................................... $ 1,724,219 $ 3,891,451
Long-term capital gains ...................................................................................... 3,266,873 3,680,269
$ 4,991,092 $ 7,571,720
Capital Appreciation
Ordinary income ........................................................................................... $ 1,758,434 $ 537,564
Long-term capital gains ...................................................................................... 3,602,658 16,370,976
$ 5,361,092 $ 16,908,540
Global Allocation
Ordinary income ........................................................................................... $ 4,183,933 $ 4,558,257
Return of capital ........................................................................................... $ — $ 246,211
$ 4,183,933 $ 4,804,468
Government Money Market
Ordinary income ........................................................................................... $ 4,931,339 $ 1,186,997
High Yield
Ordinary income ........................................................................................... $ 1,311,289 $ 1,119,738
Return of capital ........................................................................................... $ — $ 41,567
$ 1,311,289 $ 1,161,305
Sustainable Balanced
Ordinary income ........................................................................................... $ 7,130,405 $ 5,964,872
Long-term capital gains ...................................................................................... 7,591,112 2,733,093
$ 14,721,517 $ 8,697,965
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Total
Advantage Large Cap Core .................. $ 812,683 $ 1,114,61 5 $ — $ 29,445,016 $ — $ 31,372,314
Capital Appreciation ....................... 308,656 1,295,450 — 78,568,590 – 80,172,696
Global Allocation ......................... 2,988,072 — — 3,917,563 – 6,905,635
Government Money Market .................. 4,483 — — — – 4,483
High Yield .............................. — — (3,133,805) (228,548) – (3,362,353)
Sustainable Balanced ...................... 8,201,717 — — 19,046,847 (4,054,584) 23,193,980
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 162,203,762 $ 32,630,505 $ (3,295,328) $ 29,335,177
Capital Appreciation ............................................... 148,365,308 79,478,016 (1,112,501) 78,365,515
Global Allocation .................................................. 147,713,143 17,203,520 (10,622,117) 6,581,403
High Yield ...................................................... 21,646,286 478,401 (629,236) (150,835)
Sustainable Balanced .............................................. 434,193,337 42,487,324 (23,503,197) 18,984,127

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

9. BANK BORROWINGS
The Companies, on behalf of each Fund (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Funds' operations and return potential.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.

Notes to Financial Statements
(continued)

Notes to Financial Statements
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds' performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
As of period end, Capital Appreciation’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Software ........................................................................................................... 20.7%
Semiconductors & Semiconductor Equipment ................................................................................... 14.5
Broadline Retail ....................................................................................................... 8.4
Technology Hardware, Storage & Peripherals ................................................................................... 8.4
Interactive Media & Services .............................................................................................. 5.9
Financial Services ..................................................................................................... 5.8
Capital Markets ....................................................................................................... 5.5
Other
(a)
............................................................................................................. 30.8
(a) All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 99,170 $ 2,319,502 78,770 $ 1,841,676
Shares issued in reinvestment of distributions ........................ 198,690 4,991,092 365,617 7,571,720
Shares redeemed (855,191) (19,868,479) (1,023,998) (23,357,989)
(557,331) $ (12,557,885) (579,611) $ (13,944,593)
Capital Appreciation
Shares sold 72,761 $ 2,871,968 47,901 $ 1,867,854
Shares issued in reinvestment of distributions ........................ 115,902 5,361,092 494,946 16,908,540
Shares redeemed (493,134) (19,810,088) (517,622) (21,722,608)
(304,471) $ (11,577,028) 25,225 $ (2,946,214)
Global Allocation
Shares sold 103,811 $ 1,507,077 59,670 $ 899,232
Shares issued in reinvestment of distributions ........................ 276,350 4,183,933 350,636 4,804,468
Shares redeemed (1,148,215) (16,560,038) (1,308,329) (19,170,777)
(768,054) $ (10,869,028) (898,023) $ (13,467,077)
Government Money Market
Shares sold 74,943,421 $ 74,943,421 59,765,270 $ 59,765,270
Shares issued in reinvestment of distributions ........................ 4,927,928 4,927,928 1,205,982 1,205,982
Shares redeemed (58,467,367) (58,467,367) (70,662,736) (70,662,736)
21,403,982 $ 21,403,982 (9,691,484) $ (9,691,484)
High Yield
Shares sold 748,894 $ 3,609,726 844,847 $ 4,211,698
Shares issued in reinvestment of distributions ........................ 269,753 1,298,640 231,925 1,161,305
Shares redeemed (873,791) (4,182,325) (1,334,338) (6,520,114)
144,856 $ 726,041 (257,566) $ (1,147,111)
Sustainable Balanced
Shares sold 235,977 $ 3,526,284 185,922 $ 2,641,248
Shares issued in reinvestment of distributions ........................ 948,567 14,721,516 632,250 8,697,965
Shares redeemed (3,248,754) (48,148,577) (3,223,979) (47,059,926)
(2,064,210) $ (29,900,777) (2,405,807) $ (35,720,713)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Core Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio, BlackRock
Government Money Market Portfolio, BlackRock Sustainable Balanced Portfolio, and BlackRock High Yield Portfolio, and the Board of Directors of BlackRock Series Fund,
Inc. and BlackRock Series Fund II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Large Cap Core Portfolio, BlackRock Capital Appreciation Portfolio,
BlackRock Global Allocation Portfolio, BlackRock Government Money Market Portfolio, BlackRock Sustainable Balanced Portfolio of BlackRock Series Fund, Inc., and of
BlackRock High Yield Portfolio of BlackRock Series Fund II, Inc. (collectively, the “Funds”), including the schedules of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. Such financial statements and financial highlights are consolidated for BlackRock Global Allocation Portfolio.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Series Fund, Inc. ("Series Fund") and BlackRock
Series Fund II, Inc. ("Series Fund II" and together with Series Fund, the "Companies" and each, a "Company") has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Large Cap Core Portfolio, BlackRock Sustainable Balanced Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock
Global Allocation Portfolio and BlackRock High Yield Portfolio (the “Funds”), each a series of Series Fund and Series Fund II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Series Funds, on behalf of BlackRock Advantage Large Cap Core Portfolio, BlackRock Sustainable Balanced Portfolio, BlackRock
Capital Appreciation Portfolio and BlackRock Global Allocation Portfolio, met on November 16-17, 2023 and the Board of Series Funds II, on behalf of BlackRock High Yield
Portfolio met on November 14-15, 2023 (the “Meeting”) to review the Program. The Boards previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors
(“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings, the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each
Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October
1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information

Director and Officer Information
BlackRock Series Fund, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 166 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof from 2018 to 2022; Advisory Board Member, Bridges
Fund Management from 2016 to 2018; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 166 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Senior advisor, Insignia since 2024; Chief Investment Officer,
Williams College from 2006 to 2023; Chief Investment Officer,
Lucent Asset Management Corporation from 1998 to 2006;
Director, Boys and Girls Club of Boston since 2017; Director,
B1 Capital since 2018; Director, David and Lucile Packard
Foundation since 2020.
28 RICs consisting of 166 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 166 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Pioneer Public Interest Law Center since 2023; Director,
Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior
Lecturer, Harvard Business School from 2008 to 2021; FMR
LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 166 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 166 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 166 Portfolios None

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Director
(Since 2015)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; Member of Affordable Housing Supply Board of Jackson,
Wyoming from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor
(a Mellon Foundation affiliate) from 2010 to 2015; Member of the
Investment Committee, Mellon Foundation from 2009 to 2015;
President, Trustee and Member of the Investment Committee,
The Aldrich Contemporary Art Museum from 2007 to 2014;
Trustee and Chair of the Investment Committee, Community
Foundation of Jackson Hole since 2014.
28 RICs consisting of 166 Portfolios None
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 166 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of
Neon Liberty Capital Management, LLC from 2003 to 2023 Chief
Operating Officer and Chief Financial Officer of Liberty Square
Asset Management, LP from 1998 to 2015; Director, Boston
Hedge Fund Group from 2009 to 2018; Director, Massachusetts
Council on Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
28 RICs consisting of 166 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)

Director and Officer Information
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Mark
Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
97 RICs consisting of 270 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Company.

Director and Officer Information

Director and Officer Information
BlackRock Series Fund II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Director
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
71 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
71 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non-Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
71 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
69 RICs consisting of 102 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation); Vestis
Corporation (uniforms and
facilities services)
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Non-Management Interested Directors
(a)(f)
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both "interested persons," as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex .
(f)
Mr. Steinmetz is currently classified as a non-management interested Director based on his former directorship at another company that is not an affiliate of BlackRock, Inc. Mr. Steinmetz does not currently serve as an officer or employee of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. It is anticipated that Mr. Steinmetz will become an Independent Director effective January 19, 2024.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Arthur P. Steinmetz
1958
Director
(Since 2023)
Consultant, Posit PBC (enterprise data science) since 2020;
Director, ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds, Inc. from
2015, 2014 and 2013, respectively to 2019; Trustee, President and Principal Executive Officer of 104 OppenheimerFunds
funds from 2014 to 2019; Portfolio manager of various
OppenheimerFunds fixed income mutual funds from 1986 to
2014.
70 RICs consisting of 103 Portfolios Trustee of 104
OppenheimerFunds funds
from 2014 to 2019
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Director and Officer Information
(continued)

Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Company.
Effective December 31, 2023, Frank Fabozzi retired as Director of the Company.
Effective January 19, 2024, Arthur Steinmetz became an Independent Director of the Company.

Additional Information
2023
BlackRock Annual Report to Shareholders

Proxy Results
BlackRock Series Fund II, Inc.
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect a Board of Directors of the Fund.
Approved the Directors* as follows:
* Denotes Company-wide proposal and voting results.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market Portfolio) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The  BlackRock Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Against Votes Abstained
Lorenzo A. Flores 3,983,736 241,059 125,862
Stayce D. Harris 3,983,736 241,059 125,862
J. Phillip Holloman 3,983,736 241,059 125,862
Arthur P. Steinmetz 3,983,736 241,059 125,862

Additional Information
(continued)

Additional Information
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(c)
New York, NY 10019
Willkie Farr & Gallagher LLP
(d)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield Portfolio and BlackRock Sustainable Balanced Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Sustainable Balanced Portfolio.
(c)
For all Funds except BlackRock High Yield Portfolio.
(d)
For BlackRock High Yield Portfolio.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency.
BlackRock Government Money Market Portfolio's sponsor has no legal obligation to provide financial support to the
Portfolio. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960. BlackRock Government
Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.
Series6-12/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$23,460	$22,542		$44	$13,200	$12,700	$407	$431
BlackRock Capital Appreciation Portfolio	$26,316	$25,296	$0	$44	$13,200	$12,700	$407	$431
BlackRock Global Allocation Portfolio	$38,964	$37,434	$0	$44	$24,800	$20,000	$407	$431
BlackRock Government Money Market Portfolio	$27,030	$26,010	$0	$44	$9,900	$9,500	$407	$431
BlackRock Sustainable Balanced Portfolio	$34,578	$33,252	$0	$0	$15,800	$15,200	$407	$213

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$13,607	$13,175
BlackRock Capital Appreciation Portfolio	$13,607	$13,175
BlackRock Global Allocation Portfolio	$25,207	$20,475
BlackRock Government Money Market Portfolio	$10,307	$9,975
BlackRock Sustainable Balanced Portfolio	$16,207	$15,413

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: February 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: February 15, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: February 15, 2024